UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn® Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (Unhedged)

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- RealEstateRealReturn Strategy Portfolio

- Short-Term Portfolio

- Small Cap StocksPLUS® TR Portfolio

- StocksPLUS® Growth and Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

Schedule of Investments

All Asset Portfolio

March 31, 2009 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 100.0%
CommodityRealReturn Strategy Fund®	12,440,137	$77,875
Convertible Fund	11,727,931	97,459
Developing Local Markets Fund	12,090,721	97,572
Diversified Income Fund	3,373,465	28,708
Emerging Local Bond Fund	17,832,347	138,557
Emerging Markets Bond Fund	8,582,039	73,376
EM Fundamental IndexPLUSTM TR Strategy Fund	2,136,036	22,087
Floating Income Fund	8,515,140	59,606
Foreign Bond Fund (Unhedged)	5,343	43
Fundamental Advantage Total Return Strategy Fund	4,127,542	18,079
Fundamental IndexPLUS™ Fund	295,076	1,316
Fundamental IndexPLUS™ TR Fund	10,483,543	50,531
Global Bond Fund (Unhedged)	806	7
High Yield Fund	18,383,940	120,599
Income Fund	2,326,273	19,866
International StocksPLUS® TR Strategy Fund (Unhedged)	597,128	2,747
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,456,835	22,331
Investment Grade Corporate Bond Fund	20,119,321	194,353
Long Duration Total Return Fund	5,411,476	54,872
Low Duration Fund	251	2
Real Return Asset Fund	31,852,389	326,805
Real Return Fund	1,191	12
RealEstateRealReturn Strategy Fund	7,048,150	14,660
Short-Term Fund	182	2
Small Cap StocksPLUS® TR Fund	7,735,826	43,553
StocksPLUS® Total Return Fund	693,645	3,357
Total Return Fund	6,717,876	68,052

Total PIMCO Funds (Cost $1,723,661)		1,536,427

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.2%
Repurchase Agreements 0.2%
Fixed Income Clearing Corp.
0.080% due 04/01/2009	$2,059	2,059

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,101. Repurchase proceeds are $2,059.)
Total Short-Term Instruments (Cost $2,059)		2,059

Total Investments 100.2% (Cost $1,725,720)		$1,538,486
Other Assets and Liabilities (Net) (0.2%)		(2,329)

Net Assets 100.0%		$1,536,157

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,536,427	$2,059	$0	$1,538,486
Other Financial Instruments++	0	0	0	0

Total	$1,536,427	$2,059	$0	$1,538,486

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn® Strategy Portfolio

March 31, 2009 (Unaudited)

	Shares		Value (000s)
PIMCO FUNDS (d) 10.9%
Short-Term Floating NAV Portfolio		3,079,476	$30,810

Total PIMCO Funds (Cost $30,806)			30,810

	Principal Amount (000s)
CORPORATE BONDS & NOTES 33.0%
Banking & Finance 25.0%
Ace INA Holdings, Inc.
5.800% due 03/15/2018		$1,000	906
Allstate Life Global Funding II
1.901% due 05/21/2010		3,600	3,431
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,400	1,356
American Express Bank FSB
5.500% due 04/16/2013		500	432
6.000% due 09/13/2017		600	506
American Express Centurion Bank
0.637% due 07/13/2010		1,000	920
6.000% due 09/13/2017		500	422
American Express Co.
7.000% due 03/19/2018		800	707
8.150% due 03/19/2038		230	210
American International Group, Inc.
8.175% due 05/15/2058		800	68
ANZ National International Ltd.
6.200% due 07/19/2013		1,300	1,255
Bank of America Corp.
5.650% due 05/01/2018		2,400	2,007
8.125% due 12/29/2049		3,700	1,522
Barclays Bank PLC
5.450% due 09/12/2012		1,400	1,419
7.434% due 09/29/2049		200	83
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,500	1,463
6.950% due 08/10/2012		800	815
7.250% due 02/01/2018		1,000	1,035
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		2,000	1,992
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	35
Caterpillar Financial Services Corp.
1.976% due 06/24/2011		5,500	5,180
Citigroup Funding, Inc.
0.523% due 04/23/2009		1,000	998
2.291% due 05/07/2010		4,600	4,130
Citigroup, Inc.
1.262% due 12/28/2009		800	739
8.400% due 04/29/2049		1,600	906
Credit Agricole S.A.
1.256% due 05/28/2009		1,100	1,098
Credit Suisse USA, Inc.
1.331% due 11/20/2009		300	296
General Electric Capital Corp.
5.875% due 01/14/2038		1,000	717
Genworth Financial, Inc.
6.515% due 05/22/2018		1,000	322
Goldman Sachs Group, Inc.
1.532% due 06/28/2010		1,000	955
6.750% due 10/01/2037		1,600	1,086
HBOS PLC
6.750% due 05/21/2018		1,000	773
HCP, Inc.
6.700% due 01/30/2018		1,000	676
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	87
7.000% due 09/27/2027 (a)		100	13
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	772
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		3,000	2,680
Merna Reinsurance Ltd.
1.870% due 07/07/2010		1,000	920
Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		6,800	6,405
6.400% due 08/28/2017		500	359
6.875% due 04/25/2018		1,000	784
Metropolitan Life Global Funding I
1.635% due 04/13/2009		1,900	1,898
Morgan Stanley
1.392% due 01/18/2011		2,000	1,806
3.338% due 05/14/2010		4,600	4,482
6.000% due 04/28/2015		600	568
6.625% due 04/01/2018		1,000	956
National Australia Bank Ltd.
5.350% due 06/12/2013		1,000	969
New York Life Global Funding
4.650% due 05/09/2013		1,000	975
Pacific Life Global Funding
5.150% due 04/15/2013		300	283
ProLogis
6.625% due 05/15/2018		500	254
Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010		500	485
Royal Bank of Scotland Group PLC
1.401% due 08/21/2009		1,400	1,394
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		700	385
Simon Property Group LP
5.750% due 12/01/2015		300	232
Swedbank AB
2.800% due 02/10/2012		2,700	2,712
Travelers Cos., Inc.
5.800% due 05/15/2018		1,000	973
Wachovia Bank N.A.
1.331% due 12/02/2010		400	375
2.138% due 05/14/2010		1,000	967
Wells Fargo & Co.
4.375% due 01/31/2013		400	373
Wells Fargo Capital XIII
7.700% due 12/29/2049		500	238

			70,805

Industrials 6.4%
Alcoa, Inc.
6.000% due 07/15/2013		1,000	799
6.750% due 07/15/2018		2,000	1,348
Amgen, Inc.
6.150% due 06/01/2018		400	423
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,590
Baxter International, Inc.
5.375% due 06/01/2018		1,000	1,031
Cardinal Health, Inc.
6.000% due 06/15/2017		1,500	1,385
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,376
Falconbridge Ltd.
5.375% due 06/01/2015		2,000	1,357
7.350% due 06/05/2012		400	332
Gaz Capital S.A.
8.146% due 04/11/2018		200	165
Kraft Foods, Inc.
6.000% due 02/11/2013		250	264
Masco Corp.
6.125% due 10/03/2016		1,000	643
Nordstrom, Inc.
6.250% due 01/15/2018		900	708
Rexam PLC
6.750% due 06/01/2013		400	347
Rockies Express Pipeline LLC
5.100% due 08/20/2009		1,200	1,200
RPM International, Inc.
6.500% due 02/15/2018		1,000	882
Spectra Energy Capital LLC
5.668% due 08/15/2014		1,000	965
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	661
UST, Inc.
6.625% due 07/15/2012		900	914
Waste Management, Inc.
6.100% due 03/15/2018		700	663

			18,053

Utilities 1.6%
American Electric Power Co., Inc.
5.250% due 06/01/2015		300	281
AT&T, Inc.
1.334% due 02/05/2010		900	898
Constellation Energy Group, Inc.
4.550% due 06/15/2015		100	82
7.000% due 04/01/2012		1,400	1,376
NGPL PipeCo. LLC
6.514% due 12/15/2012		300	287
Public Service Electric & Gas Co.
5.300% due 05/01/2018		400	404
Sempra Energy
6.150% due 06/15/2018		1,000	943
Telecom Italia Capital S.A.
6.999% due 06/04/2018		500	454

			4,725

Total Corporate Bonds & Notes (Cost $107,775)			93,583

MUNICIPAL BONDS & NOTES 0.7%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		400	344
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	110
Pierce County, Washington School District No. 10 General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 12/01/2023		100	103
University of New Mexico Revenue Bonds, (FSA Insured), Series 2007
5.000% due 06/01/2036		1,300	1,289
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	54

Total Municipal Bonds & Notes (Cost $2,141)			1,900

U.S. GOVERNMENT AGENCIES 52.5%
Fannie Mae
0.872% due 05/25/2042		19	17
3.022% due 03/01/2044 - 10/01/2044		378	375
4.347% due 11/01/2034		149	151
4.654% due 05/25/2035		240	247
5.000% due 04/01/2039		1,600	1,651
5.206% due 07/01/2035		302	311
5.350% due 11/01/2035		545	564
5.395% due 01/01/2036		414	420
5.500% due 11/01/2035 - 09/01/2038 (f)		72,460	75,299
5.500% due 10/01/2036 - 04/01/2039		13,525	14,054
5.950% due 02/25/2044		84	86
6.000% due 07/01/2037		5,903	6,173
6.000% due 09/01/2037 (f)		19,487	20,379
Freddie Mac
0.706% due 07/15/2019 - 10/15/2020		3,172	3,075
0.782% due 08/25/2031		4	3
0.786% due 02/15/2019		2,908	2,816
3.023% due 02/25/2045		194	167
4.000% due 03/15/2023 - 10/15/2023		20	20
4.041% due 01/01/2034		23	24
4.500% due 05/15/2017		44	45
5.000% due 02/15/2020		561	578
5.500% due 05/15/2016 - 11/01/2038		8,381	8,693
6.000% due 03/01/2039		2,300	2,381
6.587% due 10/01/2036		1,507	1,564
6.674% due 09/01/2036		1,294	1,342
6.713% due 07/01/2036		1,242	1,288
Ginnie Mae
6.000% due 01/15/2029 - 04/01/2039		6,350	6,637
6.500% due 03/01/2039		300	313

Total U.S. Government Agencies (Cost $144,863)			148,673

U.S. TREASURY OBLIGATIONS 100.1%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015		22,721	23,005
1.625% due 01/15/2018		10,910	11,070
1.875% due 07/15/2013		22,206	22,817
1.875% due 07/15/2015		7,725	7,945
2.000% due 04/15/2012		1,769	1,823
2.000% due 01/15/2014		8,805	9,089
2.000% due 07/15/2014		24,529	25,388
2.000% due 01/15/2016		28,254	29,234
2.000% due 01/15/2026		2,872	2,846
2.375% due 04/15/2011		54,817	56,307
2.375% due 01/15/2017		17,735	18,888
2.375% due 01/15/2025		2,016	2,100
2.375% due 01/15/2027		1,259	1,319
2.500% due 07/15/2016		9,117	9,784
2.500% due 01/15/2029		197	214
2.625% due 07/15/2017		15,685	17,091
3.000% due 07/15/2012 (f)		31,266	33,347
3.375% due 01/15/2012		3,923	4,181
3.500% due 01/15/2011		303	317
3.625% due 04/15/2028		5,473	6,766
3.875% due 04/15/2029		128	165

Total U.S. Treasury Obligations (Cost $272,001)			283,696

MORTGAGE-BACKED SECURITIES 3.0%
Banc of America Large Loan, Inc.
1.066% due 08/15/2029		1,265	829
Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		159	110
2.650% due 08/25/2035		114	80
2.940% due 03/25/2035		381	259
4.550% due 08/25/2035		205	144
4.840% due 01/25/2035		1,260	721
Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037		359	316
Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036		796	504
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		147	96
4.248% due 08/25/2035		197	126
4.700% due 12/25/2035		351	264
6.008% due 09/25/2037		2,537	1,267
Countrywide Alternative Loan Trust
0.740% due 12/20/2046		3,006	975
6.000% due 02/25/2037		691	389
Countrywide Home Loan Mortgage Pass-Through Trust
3.780% due 11/19/2033		26	21
4.740% due 08/25/2034		128	70
First Horizon Alternative Mortgage Securities
4.646% due 06/25/2034		39	23
Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047		587	503
0.792% due 11/25/2045		23	10
Harborview Mortgage Loan Trust
0.796% due 03/19/2036		120	44
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		340	228
5.429% due 12/12/2043		310	210
Lehman XS Trust
0.602% due 07/25/2046		1	0
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		100	54
MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035		833	558
Residential Accredit Loans, Inc.
2.993% due 09/25/2045		354	143
Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035		32	13
4.931% due 02/25/2034		55	37
Structured Asset Mortgage Investments, Inc.
0.886% due 10/19/2034		43	23
Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020		824	569

Total Mortgage-Backed Securities (Cost $12,858)			8,586

ASSET-BACKED SECURITIES 7.3%
American Express Credit Account Master Trust
1.506% due 08/15/2012		3,400	3,335
BA Credit Card Trust
1.756% due 12/16/2013		2,300	2,165
Carrington Mortgage Loan Trust
0.842% due 10/25/2035		260	225
Citigroup Mortgage Loan Trust, Inc.
0.582% due 01/25/2037		58	57
First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038		269	247
Ford Credit Auto Owner Trust
1.456% due 01/15/2011		3,797	3,762
GSAMP Trust
0.592% due 12/25/2036		361	263
Morgan Stanley ABS Capital I
0.572% due 11/25/2036		386	360
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		379	247
Nomura Asset Acceptance Corp.
0.662% due 01/25/2036		5	4
Option One Mortgage Loan Trust
0.572% due 01/25/2037		143	134
SLM Student Loan Trust
1.199% due 04/25/2019		2,200	1,949
2.659% due 04/25/2023		7,478	7,349
Specialty Underwriting & Residential Finance
0.582% due 01/25/2038		433	364
WaMu Asset-Backed Certificates
0.572% due 01/25/2037		297	249

Total Asset-Backed Securities (Cost $21,581)			20,710

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	617
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	241,920	2,116
1.100% due 12/10/2016		120,360	1,052
1.200% due 06/10/2017		404,400	3,503
1.200% due 12/10/2017		210,540	1,817
1.400% due 06/10/2018		49,850	435
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	31
Svenska Handelsbanken AB
1.830% due 03/16/2015		100	110

Total Foreign Currency-Denominated Issues (Cost $11,026)			9,681

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		300	144

Total Convertible Preferred Stocks (Cost $300)			144

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.4%
Certificates of Deposit 0.4%
Unicredito Italiano NY
1.156% due 05/18/2009		$1,000	1,000

Repurchase Agreements 9.3%
Barclays Capital, Inc.
0.160% due 04/01/2009		5,400	5,400
(Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $5,511. Repurchase proceeds are $5,400.)
0.200% due 04/01/2009		5,400	5,400
(Dated 03/31/2009. Collateralized by Freddie Mac 1.060% due 07/14/2010 valued at $5,516. Repurchase proceeds are $5,400.)
Goldman Sachs & Co.
0.170% due 04/01/2009		5,400	5,400
(Dated 03/31/2009. Collateralized by Freddie Mac 5.000% due 03/01/2038 valued at $5,415. Repurchase proceeds are $5,400.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		2,500	2,500
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.125% due 04/30/2010 - 01/31/2014 valued at $2,547. Repurchase proceeds are $2,500.)
0.190% due 04/01/2009		2,800	2,800
(Dated 03/31/2009. Collateralized by Freddie Mac 2.375% due 05/28/2010 valued at $2,857. Repurchase proceeds are $2,800.)
0.270% due 04/01/2009		2,700	2,700
(Dated 03/31/2009. Collateralized by Bank of America Corp. 2.100% due 04/30/2012 valued at $2,778. Repurchase proceeds are $2,700.)
State Street Bank and Trust Co.
0.080% due 04/01/2009		2,233	2,233
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $2,280. Repurchase proceeds are $2,233.)

			26,433

U.S. Cash Management Bills 0.1%
0.980% due 05/15/2009 (e)		200	200

U.S. Treasury Bills 4.6%
0.156% due 04/09/2009 - 06/04/2009 (b)(e)		13,000	12,998

Total Short-Term Instruments (Cost $40,631)			40,631

Purchased Options (i) 0.0% (Cost $146)			57
Total Investments 225.4% (Cost $644,128)			$638,471
Written Options (j) (0.5%) (Premiums $589)			(1,301)
Other Assets and Liabilities (Net) (124.9%)			(353,850)

Net Assets 100.0%			$283,320

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) The CommodityRealReturn® Strategy Portfolio is investing in shares of affiliated Funds.

(e) Securities with an aggregate market value of $13,068 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $68,918 at a weighted average interest rate of 1.705%. On March 31, 2009, securities valued at $103,135 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $1,807 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	30	$277
90-Day Euribor June Futures	Long	06/2010	12	2
90-Day Euribor March Futures	Long	03/2010	12	1
90-Day Euribor September Futures	Long	09/2009	30	287
90-Day Euribor September Futures	Long	09/2010	13	2
90-Day Eurodollar December Futures	Long	12/2009	144	890
90-Day Eurodollar June Futures	Long	06/2009	147	824
90-Day Eurodollar June Futures	Long	06/2010	4	11
90-Day Eurodollar March Futures	Long	03/2010	163	1,013
90-Day Eurodollar September Futures	Long	09/2009	151	915
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	17

				$4,239

(h) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	BOA	(0.500%)	03/20/2018	1.250%	$1,000	$56	$0	$56
Alcoa, Inc.	BCLY	(1.200%)	09/20/2013	8.028%	1,000	220	0	220
Alcoa, Inc.	DUB	(1.270%)	09/20/2018	6.866%	2,000	576	0	576
American Electric Power Co., Inc.	MSC	(0.470%)	06/20/2015	0.745%	300	5	0	5
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	1.100%	1,600	27	0	27
AutoZone, Inc.	GSC	(0.529%)	12/20/2012	1.100%	300	6	0	6
Baxter International, Inc.	GSC	(0.340%)	06/20/2018	0.439%	1,000	8	0	8
Bear Stearns Cos., Inc.	BNP	(0.810%)	12/20/2017	1.801%	1,000	69	0	69
Bear Stearns Cos., Inc.	CSFB	(0.760%)	12/20/2017	1.801%	500	36	0	36
Bear Stearns Cos., Inc.	DUB	(0.870%)	03/20/2018	1.790%	1,100	72	0	72
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.890%	1,500	32	0	32
Computer Sciences Corp.	MSC	(1.248%)	03/20/2018	0.700%	2,500	(108)	0	(108)
Constellation Energy Group, Inc.	JPM	(0.665%)	06/20/2012	4.056%	1,500	145	0	145
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	3.697%	100	13	0	13
Falconbridge Ltd.	BOA	(0.910%)	06/20/2012	6.006%	400	55	0	55
Falconbridge Ltd.	BOA	(1.100%)	06/20/2015	5.040%	2,000	354	0	354
Genworth Financial, Inc.	BCLY	(0.960%)	06/20/2018	26.643%	400	242	0	242
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	26.643%	600	363	0	363
HCP, Inc.	GSC	(2.910%)	03/20/2018	7.146%	1,000	211	0	211
Kroger Co.	BNP	(0.360%)	12/20/2012	1.083%	400	10	0	10
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	6.354%	1,000	182	0	182
Marsh & McLennan Cos., Inc.	BOA	(0.830%)	09/20/2015	0.890%	2,000	6	0	6
Marsh & McLennan Cos., Inc.	DUB	(0.600%)	09/20/2015	0.890%	1,000	17	0	17
Masco Corp.	CITI	(1.910%)	12/20/2016	4.632%	1,000	145	0	145
Merrill Lynch & Co., Inc.	CITI	(1.380%)	06/20/2018	5.148%	1,000	215	0	215
Nordstrom, Inc.	BOA	(0.990%)	03/20/2018	3.518%	900	143	0	143
Prologis	MSC	(1.320%)	06/20/2018	14.984%	500	212	0	212
Rexam PLC	BCLY	(1.450%)	06/20/2013	4.048%	400	37	0	37
RPM International, Inc.	GSC	(1.500%)	03/20/2018	3.300%	1,000	117	0	117
Sempra Energy	DUB	(0.670%)	06/20/2018	1.132%	1,000	35	0	35
Simon Property Group LP	RBS	(1.010%)	12/20/2015	6.070%	300	69	0	69
Spectra Energy Capital LLC	BOA	(0.830%)	09/20/2014	1.000%	1,000	8	0	8
Staples, Inc.	MSC	(0.700%)	12/20/2012	2.091%	300	14	0	14
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%)	06/20/2018	6.265%	1,000	253	0	253
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	3.119%	500	52	0	52
Travelers Cos., Inc.	GSC	(0.590%)	06/20/2018	1.421%	1,000	63	0	63
UST, Inc.	BOA	(0.340%)	09/20/2012	0.395%	900	2	0	2
Waste Management, Inc.	JPM	(0.790%)	03/20/2018	1.334%	700	28	0	28

						$3,990	$0	$3,990

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	$100	$(5)	$0	$(5)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	100	(25)	0	(25)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	200	(50)	0	(50)
GMAC LLC	BCLY	3.050%	09/20/2012	18.913%	100	(35)	0	(35)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	200	(71)	0	(71)
GMAC LLC	GSC	6.310%	09/20/2012	18.913%	600	(168)	0	(168)
GMAC LLC	MSC	6.850%	06/20/2012	19.205%	100	(26)	0	(26)
Goldman Sachs Group, Inc.	MSC	0.800%	09/20/2012	2.961%	100	(7)	0	(7)

						$(387)	$0	$(387)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 5-Year Index 25-35%	DUB	6.350%	12/20/2012	$800	$(290)	$0	$(290)
CDX.HY-9 5-Year Index 25-35%	JPM	6.450%	12/20/2012	700	(254)	0	(254)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	300	(108)	0	(108)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	1,800	(26)	0	(26)
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	97	0	0	0
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	1,520	(511)	(249)	(262)

					$(1,189)	$(249)	$(940)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	400	$2	$0	$2
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		500	27	0	27
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	70	0	70
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		600	23	0	23
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		1,100	46	0	46
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		5,400	146	(11)	157
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		900	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	2.070%	09/14/2012	BCLY		700	16	0	16
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		400	(13)	0	(13)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		300	(9)	0	(9)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	1,000	9	3	6
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		4,100	(65)	(73)	8
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(40)	(86)	46
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	6	1	5
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	26	1	25
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		$1,800	(388)	125	(513)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,200	(595)	(753)	158
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		900	(246)	(9)	(237)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		1,700	(463)	10	(473)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	8	(9)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		2,000	(691)	0	(691)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,800	(622)	(53)	(569)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,500	(519)	(40)	(479)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	4,100	152	(2)	154
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		4,100	152	(2)	154
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,300	419	(29)	448
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		2,500	148	42	106
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$2,000	(331)	(345)	14
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		1,000	(165)	39	(204)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	1,000	50	4	46
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,600	65	2	63
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		1,100	37	0	37
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		200	(6)	0	(6)

							$(2,729)	$(1,185)	$(1,544)

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn December Futures	$447.000	11/26/2010	MSC	195	$2	$0	$2
Pay	CBOT Wheat December Futures	(670.000)	11/20/2009	CITI	115	87	0	87
Pay	ICE Gas Oil June Futures	(472.479)	06/09/2010	MSC	2	(129)	0	(129)
Receive	KCBT Wheat December Futures	680.000	11/20/2009	CITI	115	(78)	0	(78)
Receive	NYMEX Heating Oil June Futures	141.000	05/27/2010	MSC	714	164	0	164

						$46	$0	$46

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJAIGTR Index	400,453	3-Month U.S. Treasury Bill rate plus a specified spread	$63,840	04/28/2009	BCLY	$(1,305)
Receive	DJAIGTR Index	68,719	3-Month U.S. Treasury Bill rate plus a specified spread	17,730	04/28/2009	CITI	(391)
Receive	DJAIGTR Index	310,513	3-Month U.S. Treasury Bill rate plus a specified spread	40,950	04/28/2009	CSFB	(985)
Receive	DJAIGTR Index	51,542	3-Month U.S. Treasury Bill rate plus a specified spread	13,700	04/28/2009	GSC	13
Receive	DJAIGTR Index	6,857	3-Month U.S. Treasury Bill rate plus a specified spread	3,100	04/28/2009	JPM	(61)
Receive	DJAIGTR Index	19,029	3-Month U.S. Treasury Bill rate plus a specified spread	4,290	04/28/2009	MLP	(103)
Pay	DJAIGTR Index	4,192	3-Month U.S. Treasury Bill rate plus a specified spread	1,000	04/28/2009	MSC	24
Receive	DJAIGTR Index	633,866	3-Month U.S. Treasury Bill rate plus a specified spread	148,920	04/28/2009	MSC	(3,587)
Pay	SPGCCNTR Index	4,463	3-Month U.S. Treasury Bill rate plus a specified spread	560	04/28/2009	MSC	(12)

							$(6,407)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on March 31, 2009:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX WTI Crude December Futures	$102.000	12/31/2009	15	$132	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$300	$3	$11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	4	11
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	100	1	5

							$14	$50

(j) Written options outstanding on March 31, 2009:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	15	$132	$6

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	37	$9	$9
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	1,500,000	60	3
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	1,000,000	0	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	37	12	8
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	10	3	2
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	1,500,000	81	438
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	1,000,000	0	272

				$165	$735

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$1,900	$4	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,900	10	0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	11
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	10	3
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	145
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	3
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,400	4	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,400	27	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	2,300	48	134
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	600	6	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	1,400	35	81
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,200	9	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	22
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	144
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	31	3

							$292	$560

(k) Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$1,600	$1,627	$1,651
Fannie Mae	5.500%	04/01/2039	21,200	21,677	22,005
Fannie Mae	6.000%	04/01/2024	200	208	209
Fannie Mae	6.000%	04/01/2039	14,100	14,538	14,728
Freddie Mac	5.000%	04/01/2039	100	102	103
Freddie Mac	5.500%	04/01/2039	10,600	10,829	10,999
Freddie Mac	6.000%	03/01/2039	2,300	2,368	2,383
Freddie Mac	6.000%	04/01/2039	2,300	2,374	2,405
Ginnie Mae	6.500%	03/01/2039	300	312	313
Ginnie Mae	6.500%	04/01/2039	300	312	315

				$54,347	$55,111

(l) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	1,701	06/2009	$9	$0	$9
Sell		HSBC	4,264	06/2009	0	(61)	(61)
Buy		RBC	13	06/2009	0	(2)	(2)
Buy		UBS	2,712	06/2009	2	0	2
Sell	CHF	UBS	222	06/2009	0	(6)	(6)
Buy	CNY	BCLY	3,758	05/2009	7	0	7
Buy		DUB	5,298	07/2009	0	(46)	(46)
Buy		HSBC	4,048	07/2009	0	(27)	(27)
Buy		BCLY	3,170	09/2009	0	(5)	(5)
Buy		CITI	1,861	09/2009	3	0	3
Buy		HSBC	4,795	09/2009	0	(7)	(7)
Sell		JPM	8,007	09/2009	0	(30)	(30)
Sell	EUR	BNP	651	04/2009	0	(43)	(43)
Sell		HSBC	1,163	04/2009	0	(76)	(76)
Buy		RBC	462	04/2009	0	0	0
Buy		RBS	271	04/2009	0	(7)	(7)
Sell	GBP	DUB	582	04/2009	9	0	9
Sell		HSBC	235	04/2009	0	(1)	(1)
Sell		MSC	974	04/2009	11	0	11
Buy		RBS	160	04/2009	0	(3)	(3)
Buy		UBS	206	04/2009	0	(9)	(9)
Sell	JPY	BNP	358,583	05/2009	62	0	62
Sell		MSC	358,582	06/2009	57	0	57
Buy	MXN	BCLY	20	05/2009	0	0	0
Sell		BCLY	1,516	05/2009	2	0	2
Buy		CITI	1,552	05/2009	0	(32)	(32)
Sell		CITI	76	05/2009	0	0	0
Buy		JPM	20	05/2009	0	0	0
Buy	MYR	BCLY	35	08/2009	0	0	0
Sell	PHP	CITI	827	08/2009	0	0	0
Sell	PLN	BCLY	100	05/2009	4	0	4
Buy		HSBC	2,581	05/2009	0	(399)	(399)
Sell		HSBC	11	05/2009	1	0	1
Sell		JPM	2,469	05/2009	97	0	97
Buy	RUB	BCLY	177	05/2009	0	0	0
Sell		BCLY	4,651	05/2009	3	0	3
Buy		HSBC	4,474	05/2009	0	(53)	(53)
Buy	SGD	CITI	657	04/2009	0	(19)	(19)
Buy		DUB	398	04/2009	0	(8)	(8)
Sell		DUB	1,690	04/2009	21	0	21
Buy		HSBC	161	04/2009	0	(4)	(4)
Buy		RBS	273	04/2009	0	(6)	(6)
Buy		UBS	207	04/2009	0	(4)	(4)
Sell		CITI	231	07/2009	3	0	3
Buy		DUB	4	07/2009	0	0	0
Buy		HSBC	231	07/2009	0	(8)	(8)

					$291	$(856)	$(565)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$30,953	$607,510	$8	$638,471
Short Sales, at value	0	(55,111)	0	(55,111)
Other Financial Instruments++	4,239	(5,133)	(1,975)	(2,869)

Total	$35,192	$547,266	$(1,967)	$580,491

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$39	$(22)	$0	$(79)	$70	$0	$8
Other Financial Instruments++	2,163	7	0	219	(4,364)	0	(1,975)

Total	$2,202	$(15)	$0	$140	$(4,294)	$0	$(1,967)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$2,165
Foreign exchange contracts	(565)
Credit contracts	2,664
Equity contracts	0
Other contracts	(7,076)

Total	$(2,812)

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Portfolio

March 31, 2009 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 7.7%
Brazil Government International Bond
6.000% due 01/17/2017		$429	$430
7.125% due 01/20/2037		100	101
7.875% due 03/07/2015		3,625	4,024
8.250% due 01/20/2034		2,590	2,888
8.750% due 02/04/2025		1,700	1,947
8.875% due 04/15/2024		350	405
10.250% due 01/10/2028	BRL	850	337
12.500% due 01/05/2016		500	227
Vale Overseas Ltd.
6.250% due 01/23/2017		$500	495
6.875% due 11/21/2036		200	174

Total Brazil (Cost $10,802)			11,028

CAYMAN ISLANDS 0.2%
Petrobras International Finance Co.
6.125% due 10/06/2016		$250	251

Total Cayman Islands (Cost $243)			251

CHILE 2.0%
CODELCO, Inc.
5.625% due 09/21/2035		$500	437
6.150% due 10/24/2036		2,300	2,190
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	219

Total Chile (Cost $3,048)			2,846

CHINA 0.4%
Export-Import Bank of China
4.875% due 07/21/2015		$550	563

Total China (Cost $541)			563

COLOMBIA 5.5%
Colombia Government International Bond
7.375% due 01/27/2017		$2,800	2,848
7.375% due 09/18/2037		1,130	1,014
8.250% due 12/22/2014		2,825	3,150
10.375% due 01/28/2033		225	267
10.750% due 01/15/2013		400	475
12.000% due 10/22/2015	COP	457,000	202

Total Colombia (Cost $8,197)			7,956

EGYPT 0.5%
Petroleum Export Ltd.
5.265% due 06/15/2011		$340	291
Petroleum Export Ltd. II
6.340% due 06/20/2011		532	435

Total Egypt (Cost $866)			726

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$700	372
El Salvador Government International Bond
8.500% due 07/25/2011		150	152

Total El Salvador (Cost $842)			524

FRANCE 0.1%
France Telecom S.A.
7.750% due 03/01/2011		$100	107

Total France (Cost $103)			107

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013		$570	$614

Total Guatemala (Cost $570)			614

INDIA 0.4%
ICICI Bank Ltd.
5.750% due 01/12/2012		$700	611

Total India (Cost $699)			611

INDONESIA 1.8%
Indonesia Government International Bond
6.875% due 03/09/2017		$2,200	1,849
Majapahit Holding BV
7.250% due 10/17/2011		253	233
7.250% due 06/28/2017		400	282
7.875% due 06/29/2037		400	234

Total Indonesia (Cost $3,216)			2,598

KAZAKHSTAN 1.1%
Intergas Finance BV
6.375% due 05/14/2017		$300	175
6.875% due 11/04/2011		126	89
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,715	1,330

Total Kazakhstan (Cost $2,148)			1,594

MALAYSIA 0.1%
Malaysia Government International Bond
8.750% due 06/01/2009		$120	121

Total Malaysia (Cost $121)			121

MEXICO 7.8%
America Movil SAB de C.V.
5.500% due 03/01/2014		$1,350	1,302
5.750% due 01/15/2015		200	193
8.460% due 12/18/2036	MXN	5,400	275
C8 Capital SPV Ltd.
6.640% due 12/29/2049		$1,100	386
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	57
Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	592
9.500% due 12/18/2014		6,436	499
Mexico Government International Bond
6.750% due 09/27/2034		$2,934	2,778
7.500% due 04/08/2033		2,460	2,571
Pemex Project Funding Master Trust
6.625% due 06/15/2035		250	180
6.625% due 06/15/2038		200	141
Petroleos Mexicanos
8.000% due 05/03/2019		2,300	2,254

Total Mexico (Cost $13,226)			11,228

NEW ZEALAND 0.3%
ANZ National International Ltd.
6.200% due 07/19/2013		$400	386

Total New Zealand (Cost $400)			386

PANAMA 5.5%
Panama Government International Bond
6.700% due 01/26/2036		$600	530
7.125% due 01/29/2026		2,165	2,057
7.250% due 03/15/2015		1,150	1,179
8.875% due 09/30/2027		780	838
9.375% due 04/01/2029		3,053	3,366

Total Panama (Cost $8,974)			7,970

PERU 2.5%
Peru Government International Bond
6.550% due 03/14/2037		$1,583	1,425
7.350% due 07/21/2025		500	505
8.375% due 05/03/2016		1,555	1,734

Total Peru (Cost $3,859)			3,664

PHILIPPINES 3.6%
Philippines Government International Bond
6.375% due 01/15/2032		$100	90
8.375% due 02/15/2011		3,600	3,933
8.375% due 06/17/2019		500	548
8.875% due 03/17/2015		74	85
9.500% due 02/02/2030		400	475

Total Philippines (Cost $4,979)			5,131

QATAR 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	826
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		250	196

Total Qatar (Cost $1,172)			1,022

RUSSIA 16.7%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$8,310	8,002
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	258
5.875% due 06/01/2015		200	203
6.212% due 11/22/2016		$200	146
7.288% due 08/16/2037		1,000	650
8.625% due 04/28/2034		3,540	3,204
Gazprom International S.A.
7.201% due 02/01/2020		638	570
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	132
7.175% due 05/16/2013		1,900	1,564
Russia Government International Bond
7.500% due 03/31/2030		4,052	3,860
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	167
6.625% due 03/20/2017		1,700	1,130
7.500% due 07/18/2016		2,100	1,533
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	616
8.700% due 08/07/2018		1,200	1,046
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	727
VTB Capital S.A.
6.609% due 10/31/2012		300	242

Total Russia (Cost $29,871)			24,050

SOUTH AFRICA 2.0%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	511
5.875% due 05/30/2022		$1,430	1,280
6.500% due 06/02/2014		750	754
7.375% due 04/25/2012		310	321

Total South Africa (Cost $2,999)			2,866

SOUTH KOREA 0.0%
Korea Development Bank
5.750% due 09/10/2013		$15	14

Total South Korea (Cost $15)			14

SWITZERLAND 0.5%
Credit Suisse New York
5.000% due 05/15/2013		$100	97
UBS AG
5.750% due 04/25/2018		300	251
5.875% due 12/20/2017		480	414

Total Switzerland (Cost $878)			762

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	502

Total Trinidad And Tobago (Cost $697)			502

TUNISIA 1.0%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	654
7.375% due 04/25/2012		$800	812

Total Tunisia (Cost $1,451)			1,466

UNITED KINGDOM 0.5%
Barclays Bank PLC
7.700% due 04/29/2049		$650	286
C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	35
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	70
HBOS PLC
6.750% due 05/21/2018		400	309

Total United Kingdom (Cost $1,347)			700

UNITED STATES 46.7%
CORPORATE BONDS & NOTES 7.2%
American Express Bank FSB
5.550% due 10/17/2012		$700	624
American International Group, Inc.
8.175% due 05/15/2058		900	77
8.250% due 08/15/2018		500	214
8.625% due 05/22/2038	GBP	100	14
Bank of America Corp.
8.000% due 12/29/2049		$1,100	441
8.125% due 12/29/2049		1,800	740
Citigroup Capital XXI
8.300% due 12/21/2057		840	405
Citigroup, Inc.
5.500% due 04/11/2013		700	616
8.400% due 04/29/2049		1,700	963
General Electric Capital Corp.
1.300% due 11/01/2012		1,000	806
6.875% due 01/10/2039		200	164
Goldman Sachs Group, Inc.
1.307% due 12/23/2009		1,300	1,270
6.150% due 04/01/2018		200	183
6.750% due 10/01/2037		1,100	746
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,050	823
Morgan Stanley
6.625% due 04/01/2018		800	765
SLM Corp.
1.389% due 10/25/2011		100	58
3.125% due 09/17/2012	EUR	500	472
4.750% due 03/17/2014		300	207
8.450% due 06/15/2018		$200	108
Wachovia Corp.
5.500% due 05/01/2013		250	231
5.750% due 02/01/2018		300	266
Wells Fargo Capital XIII
7.700% due 12/29/2049		300	143

			10,336

MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Assets
0.732% due 10/25/2046		153	50
American Home Mortgage Investment Trust
5.660% due 09/25/2045		36	19
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		200	136
5.745% due 02/10/2051		200	143
Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036		16	9
Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035		14	11
5.473% due 05/25/2047		85	44
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		100	69
Citigroup Mortgage Loan Trust, Inc.
6.008% due 09/25/2037		175	87
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	140
Countrywide Alternative Loan Trust
0.740% due 12/20/2046		207	67
0.755% due 07/20/2046		101	37
0.852% due 11/20/2035		40	16
2.633% due 12/25/2035		52	22
GSR Mortgage Loan Trust
5.178% due 01/25/2036		36	19
Indymac Index Mortgage Loan Trust
0.762% due 07/25/2035		9	4
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		200	134
5.747% due 02/12/2049		100	71
5.794% due 02/12/2051		200	133
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		168	113
Morgan Stanley Capital I
5.809% due 12/12/2049		200	140
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		19	14
Residential Accredit Loans, Inc.
0.722% due 12/25/2046		700	88
WaMu Mortgage Pass-Through Certificates
2.333% due 02/25/2047		109	34
5.414% due 02/25/2037		101	55
Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		37	20

			1,675

	Shares
PIMCO FUNDS (c) 16.7%
Short-Term Floating NAV Portfolio		2,399,577	24,008

	Principal Amount (000s)
U.S. GOVERNMENT AGENCIES 21.7%
Fannie Mae
5.000% due 08/01/2037 - 05/01/2039		$6,927	7,140
5.500% due 11/01/2036 - 02/01/2038		563	585
5.500% due 01/01/2038 - 05/01/2038 (e)		12,849	13,352
6.000% due 10/01/2036 - 04/01/2039		8,350	8,723
6.000% due 10/01/2037 (e)		909	950
Freddie Mac
5.709% due 03/01/2036		458	477

			31,227

Total United States (Cost $71,924)			67,246

URUGUAY 1.9%
Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	7,036	201
7.625% due 03/21/2036		$400	322
8.000% due 11/18/2022		2,122	1,924
9.250% due 05/17/2017		200	213

Total Uruguay (Cost $3,220)			2,660

VENEZUELA 2.6%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$1,350	567
5.375% due 04/12/2027		600	212
Venezuela Government International Bond
2.122% due 04/20/2011		1,200	872
5.750% due 02/26/2016		770	377
6.000% due 12/09/2020		853	373
9.375% due 01/13/2034		50	26
10.750% due 09/19/2013		1,850	1,346

Total Venezuela (Cost $6,300)			3,773

SHORT-TERM INSTRUMENTS 5.2%
Repurchase Agreements 1.7%
Credit Suisse Securities (USA) LLC
0.150% due 04/01/2009		$200	200
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 0.875% due 03/31/2011 valued at $205. Repurchase proceeds are $200.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		1,000	1,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $1,021. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.080% due 04/01/2009		1,261	1,261
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $1,290. Repurchase proceeds are $1,261.)

			2,461

U.S. CASH MANAGEMENT BILLS 0.4%
0.220% due 04/29/2009 (d)		580	580

U.S. TREASURY BILLS 3.1%
0.115% due 04/16/2009 - 06/11/2009 (a)(d)		4,440	4,440

Total Short-Term Instruments (Cost $7,480)			7,481

Total Investments 118.5% (Cost $190,188)			$170,460
Written Options (h) (0.1%) (Premiums $189)			(59)
Other Assets and Liabilities (Net) (18.4%)			(26,511)

Net Assets 100.0%			$143,890

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) The Emerging Markets Bond Portfolio is investing in shares of affiliated Funds.

(d) Securities with an aggregate market value of $4,400 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $12,296 at a weighted average interest rate of 0.603%. On March 31, 2009, securities valued at $13,801 were pledged as collateral for reverse repurchase agreements.

(f) Cash of $1,015 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	115	$557
90-Day Eurodollar December Futures	Long	12/2010	500	388

				$945

(g) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BCLY	(1.040%)	06/20/2015	3.543%		$100	$12	$0	$12
Morgan Stanley	BOA	(1.200%)	06/20/2015	3.543%		100	11	0	11
Morgan Stanley	BOA	(1.210%)	06/20/2015	3.543%		100	11	0	11
UBS Warburg LLC	BCLY	(2.350%)	03/20/2014	2.290%	EUR	300	(1)	0	(1)

							$33	$0	$33

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	$600	$(16)	$0	$(16)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	1.340%	1,000	24	0	24
Brazil Government International Bond	JPM	0.410%	04/20/2009	0.709%	790	1	0	1
Brazil Government International Bond	MSC	2.100%	08/20/2016	3.391%	250	(19)	0	(19)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%	500	(201)	0	(201)
Colombia Government International Bond	MSC	0.760%	03/20/2010	2.739%	250	(5)	0	(5)
Colombia Government International Bond	UBS	1.070%	01/20/2012	3.551%	1,000	(63)	0	(63)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	6.581%	400	(50)	0	(50)
Indonesia Government International Bond	BCLY	1.000%	06/20/2009	3.862%	790	(5)	0	(5)
Indonesia Government International Bond	BCLY	1.400%	12/20/2011	5.949%	500	(55)	0	(55)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	5.800%	1,000	(188)	0	(188)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	5.949%	100	(11)	0	(11)
Indonesia Government International Bond	CITI	2.280%	06/20/2013	5.887%	375	(47)	0	(47)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	5.800%	200	(38)	0	(38)
Indonesia Government International Bond	DUB	2.330%	06/20/2013	5.887%	375	(46)	0	(46)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%	1,400	(150)	0	(150)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	5.800%	200	(36)	0	(36)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	5.800%	1,000	(176)	0	(176)
Indonesia Government International Bond	RBS	2.345%	12/20/2016	5.800%	100	(19)	0	(19)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	5.887%	1,000	(124)	0	(124)
JSC Gazprom	UBS	0.945%	10/20/2011	8.446%	2,500	(399)	0	(399)
Malaysia Government International Bond	JPM	0.380%	06/20/2009	1.400%	790	(2)	0	(2)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	1,000	12	0	12
Mexico Government International Bond	JPM	2.840%	01/04/2013	3.728%	1,600	(37)	0	(37)
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.965%	300	(58)	0	(58)
Panama Government International Bond	DUB	0.500%	04/20/2009	2.727%	790	1	0	1
Peru Government International Bond	MSC	1.220%	10/20/2011	3.078%	500	(20)	0	(20)
Petroleos Mexicanos	JPM	1.130%	04/20/2016	4.492%	1,400	(247)	0	(247)
Philippines Government International Bond	BCLY	1.770%	09/20/2012	3.600%	210	(12)	0	(12)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%	1,000	(52)	0	(52)
Philippines Government International Bond	CITI	2.240%	03/20/2013	3.600%	1,700	(81)	0	(81)
Philippines Government International Bond	CITI	2.340%	03/20/2013	3.600%	5,600	(246)	0	(246)
Philippines Government International Bond	CITI	2.380%	03/20/2013	3.600%	1,000	(42)	0	(42)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.650%	700	(86)	0	(86)
Philippines Government International Bond	CITI	2.730%	03/20/2018	3.650%	1,400	(85)	0	(85)
Philippines Government International Bond	CITI	2.770%	06/20/2018	3.650%	2,400	(141)	0	(141)
Philippines Government International Bond	DUB	2.340%	03/20/2013	3.600%	300	(13)	0	(13)
Philippines Government International Bond	MSC	1.770%	09/20/2012	3.600%	40	(2)	0	(2)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%	800	(62)	0	(62)
Philippines Government International Bond	UBS	1.790%	09/20/2012	3.600%	160	(9)	0	(9)
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	500	1	0	1
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	1,000	4	0	4
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	7.920%	800	(100)	0	(100)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	7.676%	200	(32)	0	(32)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	7.676%	400	(63)	0	(63)
Russia Government International Bond	CSFB	11.000%	06/20/2009	4.950%	1,000	46	0	46
Russia Government International Bond	HSBC	11.000%	06/20/2009	4.950%	500	23	0	23
Russia Government International Bond	JPM	0.645%	04/20/2009	4.944%	790	0	0	0
Russia Government International Bond	MLP	3.160%	10/02/2013	5.079%	450	(26)	0	(26)
Russia Government International Bond	MLP	2.310%	01/21/2014	5.029%	525	(55)	0	(55)
Ukraine Government International Bond	MSC	1.560%	04/20/2009	71.885%	790	(25)	0	(25)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%	1,000	(55)	0	(55)

						$(3,087)	$0	$(3,087)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$3,300	$(417)	$(195)	$(222)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	1,264	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	0	0	0
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	194	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	292	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	389	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	3,208	3	0	3

					$(413)	$(195)	$(218)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC	BRL	6,600	$44	$21	$23
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		3,200	22	12	10
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		3,100	20	11	9
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	100	13	(2)	15
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		400	53	(10)	63
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI	MXN	600	2	(1)	3
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		3,000	13	(3)	16
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	63	0	63

							$230	$28	$202

(h) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	59	$46	$40
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	59	99	13

				$145	$53

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$500	$5	$1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,000	29	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,200	1	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,200	9	0

							$44	$6

(i) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	JPM	249	04/2009	$15	$0	$15
Sell		UBS	249	04/2009	0	(16)	(16)
Buy	BRL	JPM	1,478	06/2009	17	0	17
Sell		UBS	1,478	06/2009	0	(1)	(1)
Buy	CLP	CITI	426,468	05/2009	53	0	53
Sell		CITI	431,979	05/2009	0	(53)	(53)
Sell		HSBC	426,468	05/2009	0	(79)	(79)
Buy		JPM	431,979	05/2009	0	(164)	(164)
Buy	CNY	BCLY	3,212	09/2009	7	0	7
Buy		CITI	2,082	09/2009	5	0	5
Buy		DUB	9,562	09/2009	22	0	22
Buy		HSBC	4,160	09/2009	10	0	10
Buy		JPM	4,715	09/2009	13	0	13
Buy	COP	CITI	584,973	05/2009	0	(7)	(7)
Sell		CITI	584,973	05/2009	12	0	12
Sell	EUR	HSBC	1,761	04/2009	0	(116)	(116)
Buy		RBS	189	04/2009	0	(1)	(1)
Buy	HUF	JPM	249,220	05/2009	10	0	10
Sell		JPM	249,220	05/2009	54	0	54
Buy	MXN	BCLY	358	05/2009	0	0	0
Buy		CITI	12,203	05/2009	12	0	12
Sell		CITI	13,710	05/2009	297	0	297
Buy		HSBC	393	05/2009	0	0	0
Buy		JPM	190	05/2009	0	0	0
Buy		MLP	566	05/2009	0	(3)	(3)
Sell		CITI	12,203	11/2009	0	(12)	(12)
Buy		JPM	173	11/2009	0	0	0
Buy	PHP	CITI	509	08/2009	0	0	0
Sell		CITI	509	08/2009	0	0	0
Sell	PLN	DUB	700	05/2009	46	0	46
Buy		HSBC	700	05/2009	5	(46)	(41)
Sell	RUB	BCLY	57,654	05/2009	45	0	45
Buy		RBS	57,654	05/2009	0	(682)	(682)
Buy	SGD	BCLY	935	04/2009	0	(9)	(9)
Sell		CITI	15	04/2009	0	0	0
Sell		HSBC	136	04/2009	2	0	2
Sell		JPM	784	04/2009	14	0	14
Sell		BCLY	1,221	07/2009	13	0	13
Buy		CITI	646	07/2009	0	(16)	(16)
Buy		JPM	575	07/2009	0	(4)	(4)
Buy	TRY	HSBC	1,159	07/2009	23	0	23
Sell		JPM	1,159	07/2009	0	(4)	(4)
Buy	ZAR	BCLY	94	05/2009	1	0	1
Sell		BCLY	94	05/2009	0	(1)	(1)

					$676	$(1,214)	$(538)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$24,008	$146,251	$201	$170,460
Other Financial Instruments++	945	(3,676)	9	(2,722)

Total	$24,953	$142,575	$210	$167,738

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$472	$(17)	$0	$0	$(12)	$(242)	$201
Other Financial Instruments++	0	0	0	0	9	0	9

Total	$472	$(17)	$0	$0	$(3)	$(242)	$210

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$1,088
Foreign exchange contracts	(538)
Credit contracts	(3,272)
Equity contracts	0
Other contracts	0

Total	$(2,722)

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (Unhedged)

March 31, 2009 (Unaudited)

	Principal Amount (000s)		Value (000s)
CANADA 3.5%
Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	22	$17
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		26	20
Province of Ontario Canada
6.500% due 03/08/2029		80	76

Total Canada (Cost $125)			113

GERMANY 13.1%
Republic of Germany
4.000% due 01/04/2018	EUR	100	144
4.000% due 01/04/2037		100	135
4.750% due 07/04/2034		100	147

Total Germany (Cost $421)			426

JAPAN 4.7%
Japan Government International Bond
2.500% due 09/20/2036	JPY	14,000	154

Total Japan (Cost $171)			154

UNITED KINGDOM 2.2%
United Kingdom Gilt
4.250% due 03/07/2036	GBP	50	73

Total United Kingdom (Cost $77)			73

UNITED STATES 49.1%
Corporate Bonds & Notes 0.4%
American International Group, Inc.
5.750% due 03/15/2067	GBP	100	12

	Shares
PIMCO FUNDS (a) 3.1%
Short-Term Floating NAV Portfolio		10,015	100

	Principal Amount (000s)
U.S. GOVERNMENT AGENCIES 45.6%
Fannie Mae
5.500% due 05/25/2027 - 02/01/2038		$1,247	1,291
Federal Home Loan Bank
1.185% due 10/13/2009		100	100
Ginnie Mae
6.000% due 09/20/2038		91	95

			1,486

Total United States (Cost $1,597)			1,598

SHORT-TERM INSTRUMENTS 2.1%
Commercial Paper 2.1%
Federal Home Loan Bank
1.294% due 04/30/2009		$70	70

Total Short-Term Instruments (Cost $70)			70

Purchased Options (d) 0.0% (Cost $0)			0
Total Investments 74.7% (Cost $2,461)			$2,434
Written Options (e) (0.0%) (Premiums $7)			(1)
Other Assets and Liabilities (Net) 25.3%			825

Net Assets 100.0%			$3,258

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The Foreign Bond Portfolio (Unhedged) is investing in shares of affiliated Funds.

(b) Cash of $72 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2010	7	$4
90-Day Eurodollar September Futures	Long	09/2010	1	3
Australia Government 3-Year Bond June Futures	Long	06/2009	1	(1)
Euro-Bobl June Futures	Long	06/2009	1	1
Euro-Bund 10-Year Bond June Futures	Long	06/2009	1	1
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 110.000	Long	06/2009	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1	1

				$9

(c) Swap agreements outstanding on March 31, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	JPM	AUD	300	$1	$1	$0
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		$100	(9)	(15)	6
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	HSBC	GBP	400	7	7	0
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS	JPY	30,000	7	8	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		40,000	8	6	2
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	UBS		10,000	2	2	0

							$16	$9	$7

(d) Purchased options outstanding on March 31, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 04/01/2039	$84.000	04/06/2009	$1,000	$0	$0

(e) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$97.250	06/15/2009	1	$1	$0
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	1	0	0

				$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$800	$4	$1
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	300	1	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	400	1	0

							$6	$1

(f)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	UBS	17	05/2009	$0	$0	$0
Sell	CAD	JPM	84	04/2009	1	0	1
Buy		UBS	24	04/2009	1	0	1
Buy	CNY	BCLY	132	05/2009	0	(1)	(1)
Sell		BCLY	174	05/2009	0	(1)	(1)
Buy		CITI	131	05/2009	0	(1)	(1)
Sell		DUB	42	05/2009	0	0	0
Buy		HSBC	33	05/2009	0	0	0
Sell		HSBC	96	05/2009	0	0	0
Buy		JPM	59	05/2009	0	0	0
Sell		JPM	42	05/2009	0	0	0
Buy		MSC	26	05/2009	0	0	0
Sell		UBS	28	05/2009	0	0	0
Buy		BCLY	19	07/2009	0	0	0
Sell		BCLY	33	07/2009	0	0	0
Buy		DUB	45	07/2009	0	(1)	(1)
Buy		HSBC	13	07/2009	0	0	0
Buy		JPM	26	07/2009	0	0	0
Sell		JPM	70	07/2009	0	0	0
Buy		BCLY	25	05/2010	0	0	0
Sell		BCLY	49	05/2010	0	(1)	(1)
Buy		MLP	25	05/2010	0	0	0
Buy	DKK	UBS	133	06/2009	1	0	1
Buy	EUR	BNP	2	04/2009	0	0	0
Sell		BNP	5	04/2009	0	0	0
Buy		CITI	43	04/2009	1	0	1
Sell		CITI	43	04/2009	0	(1)	(1)
Buy		DUB	2	04/2009	0	0	0
Buy		HSBC	779	04/2009	51	0	51
Buy		JPM	4	04/2009	0	0	0
Sell		MSC	58	04/2009	2	0	2
Buy		UBS	4	04/2009	0	0	0
Sell	GBP	BNP	115	04/2009	2	0	2
Buy		CITI	11	04/2009	0	0	0
Buy		HSBC	1	04/2009	0	0	0
Sell		JPM	8	04/2009	0	0	0
Buy		MSC	17	04/2009	1	0	1
Buy		RBS	6	04/2009	0	0	0
Sell		UBS	229	04/2009	0	(12)	(12)
Buy	JPY	CITI	262	04/2009	0	0	0
Sell		CITI	570	04/2009	0	0	0
Buy		CITI	5,731	05/2009	0	0	0
Sell		CITI	966	05/2009	0	0	0
Buy		DUB	871	05/2009	0	0	0
Sell		DUB	5,703	05/2009	1	0	1
Buy		GSC	783	05/2009	0	0	0
Buy		JPM	55,751	05/2009	0	(11)	(11)
Buy		UBS	611	05/2009	0	0	0
Sell		UBS	785	05/2009	0	0	0
Buy		JPM	55,214	06/2009	0	(11)	(11)
Buy	MYR	BCLY	4	04/2009	0	0	0
Sell		JPM	11	04/2009	0	0	0
Buy		BCLY	10	08/2009	0	0	0
Sell		BCLY	4	08/2009	0	0	0
Sell	PHP	CITI	0	08/2009	0	0	0
Buy	RUB	BCLY	259	05/2009	0	0	0
Sell		BCLY	11	05/2009	0	0	0
Sell		JPM	248	05/2009	2	0	2
Buy	SEK	UBS	157	06/2009	2	0	2
Sell	SGD	CITI	25	04/2009	0	0	0
Buy		RBS	26	04/2009	0	(1)	(1)

					$65	$(41)	$24

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$100	$2,334	$0	$2,434
Other Financial Instruments++	9	30	0	39

Total	$109	$2,364	$0	$2,473

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(h) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$15
Foreign exchange contracts	24
Credit contracts	0
Equity contracts	0
Other contracts	0

Total	$39

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2009 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 1.2%
Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	500	$345
Medallion Trust
1.379% due 05/25/2035		$157	137
Puma Finance Ltd.
3.272% due 08/22/2037	AUD	209	135
Torrens Trust
3.587% due 10/19/2038		363	230

Total Australia (Cost $1,018)			847

BERMUDA 0.4%
Merna Reinsurance Ltd.
1.870% due 07/07/2010		$300	276

Total Bermuda (Cost $276)			276

CANADA 4.3%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	393
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	273
Golden Credit Card Trust
5.106% due 04/15/2011	CAD	500	411
Province of Ontario Canada
4.600% due 06/02/2039		800	615
4.700% due 06/02/2037		700	546
5.850% due 03/08/2033		300	265
6.200% due 06/02/2031		200	184
6.500% due 03/08/2029		200	189
Province of Quebec Canada
5.000% due 12/01/2038		100	79

Total Canada (Cost $3,129)			2,955

CAYMAN ISLANDS 0.5%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$200	161
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	134
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	62

Total Cayman Islands (Cost $511)			357

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	45	8

Total Denmark (Cost $5)			8

FRANCE 6.9%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	200	277
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		100	34
Credit Agricole S.A.
6.637% due 05/29/2049		$100	30
France Government Bond
4.750% due 04/25/2035	EUR	600	868
5.750% due 10/25/2032		2,050	3,330
Vivendi
5.750% due 04/04/2013		$200	187

Total France (Cost $4,766)			4,726

GERMANY 3.2%
Deutsche Bank AG
4.875% due 05/20/2013		$500	491
Driver One GmbH
1.290% due 10/21/2015	EUR	200	248
Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	112
Republic of Germany
4.000% due 01/04/2037	EUR	900	1,211
4.750% due 07/04/2034		100	147

Total Germany (Cost $2,178)			2,209

IRELAND 0.1%
Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	95	88

Total Ireland (Cost $141)			88

ITALY 0.4%
AUTO Asset-Backed Securities
2.394% due 10/25/2020	EUR	200	241
Vela Home SRL
2.534% due 10/24/2027		52	67

Total Italy (Cost $365)			308

JAPAN 20.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	119
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	40,320	353
1.100% due 12/10/2016		380,600	3,328
1.200% due 12/10/2017		240,680	2,078
1.400% due 06/10/2018		149,550	1,304
Japan Government International Bond
1.500% due 12/20/2017		420,000	4,361
1.800% due 06/20/2017		10,000	106
2.500% due 09/20/2035		60,000	659
2.500% due 06/20/2036		90,000	991
2.500% due 09/20/2037		80,000	883
JLOC Ltd.
0.896% due 02/16/2016		14,142	139
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	63

Total Japan (Cost $14,069)			14,384

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	93

Total Liberia (Cost $188)			93

LUXEMBOURG 0.2%
Silver Arrow S.A.
1.341% due 08/15/2014	EUR	82	108

Total Luxembourg (Cost $127)			108

NETHERLANDS 1.2%
ING Bank NV
3.900% due 03/19/2014		$700	706
Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		100	99

Total Netherlands (Cost $799)			805

NEW ZEALAND 0.6%
ANZ National International Ltd.
6.200% due 07/19/2013		$400	386

Total New Zealand (Cost $400)			386

NORWAY 0.4%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	275

Total Norway (Cost $308)			275

RUSSIA 0.2%
Gaz Capital S.A.
7.343% due 04/11/2013		$100	88
8.146% due 04/11/2018		100	83

Total Russia (Cost $200)			171

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	113

Total South Korea (Cost $154)			113

SPAIN 1.4%
Bankinter S.A.
5.000% due 05/14/2010	EUR	400	543
MBS Bancaja Fondo De Titulizacion Activos
2.113% due 11/17/2035		88	101
Santander Hipotecario
2.792% due 07/15/2042		176	185
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	55
Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009		100	99

Total Spain (Cost $1,204)			983

SWITZERLAND 1.3%
UBS AG
2.154% due 05/05/2010		$400	399
5.750% due 04/25/2018		500	420
5.875% due 12/20/2017		100	86

Total Switzerland (Cost $997)			905

UNITED KINGDOM 12.4%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	600	791
Barclays Bank PLC
6.050% due 12/04/2017		$300	236
7.700% due 04/29/2049		600	264
8.250% due 02/28/2049	GBP	100	75
HBOS PLC
6.750% due 05/21/2018		$200	155
HSBC Holdings PLC
6.500% due 05/02/2036		400	331
Lloyds Banking Group PLC
5.920% due 09/29/2049		300	55
Lloyds TSB Bank PLC
2.812% due 11/29/2049		100	32
5.625% due 07/29/2049	EUR	40	32
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$200	98
United Kingdom Gilt
4.250% due 06/07/2032	GBP	500	742
4.250% due 03/07/2036		500	723
4.500% due 03/07/2019		100	160
4.750% due 09/07/2015		2,600	4,191
4.750% due 03/07/2020	GBP	200	324
4.750% due 12/07/2038		100	158
8.000% due 06/07/2021		100	210

Total United Kingdom (Cost $9,721)			8,577

UNITED STATES 74.2%
Asset-Backed Securities 7.0%
ACE Securities Corp.
0.572% due 07/25/2036		$11	11
Amortizing Residential Collateral Trust
0.812% due 07/25/2032		1	1
1.222% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		1	0
Asset-Backed Funding Certificates
0.582% due 01/25/2037		57	48
BA Credit Card Trust
0.756% due 01/15/2013		500	480
1.136% due 04/15/2013		500	478
Bear Stearns Asset-Backed Securities Trust
0.592% due 12/25/2036		122	94
Chase Issuance Trust
0.546% due 07/15/2011		200	200
1.456% due 05/16/2011		200	200
Countrywide Asset-Backed Certificates
0.602% due 06/25/2037		117	104
CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032		2	1
Daimler Chrysler Auto Trust
1.463% due 07/08/2011		422	415
First Alliance Mortgage Loan Trust
0.775% due 12/20/2027		2	1
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036		63	56
Ford Credit Auto Owner Trust
1.456% due 01/15/2011		338	334
1.976% due 06/15/2012		300	281
Franklin Auto Trust
2.125% due 06/20/2012		200	189
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		66	38
Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		40	37
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		12	5
Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		16	15
Morgan Stanley ABS Capital I
0.572% due 09/25/2036		33	32
Nelnet Student Loan Trust
1.689% due 04/27/2015		167	166
Residential Asset Securities Corp.
1.022% due 07/25/2032		4	2
SACO I, Inc.
0.582% due 05/25/2036		11	7
Sears Credit Account Master Trust
0.776% due 04/16/2013		200	198
SLM Student Loan Trust
1.659% due 10/25/2017		400	386
2.659% due 04/25/2023		897	882
Soundview Home Equity Loan Trust
0.602% due 01/25/2037		38	36
Structured Asset Securities Corp.
0.572% due 10/25/2036		50	44
0.812% due 01/25/2033		4	2
Wells Fargo Home Equity Trust
0.752% due 10/25/2035		30	27
0.762% due 10/25/2035		41	37
0.762% due 11/25/2035		17	17

			4,825

Corporate Bonds & Notes 29.7%
Allstate Life Global Funding II
1.901% due 05/21/2010		600	572
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	194
American Express Bank FSB
0.581% due 04/26/2010		300	281
0.652% due 05/29/2012		200	153
5.500% due 04/16/2013		300	259
American Express Co.
7.000% due 03/19/2018		400	354
American Express Credit Corp.
0.616% due 05/18/2009		100	99
1.920% due 05/27/2010		100	94
American International Group, Inc.
5.450% due 05/18/2017		300	119
5.850% due 01/16/2018		200	78
8.000% due 05/22/2038	EUR	500	73
8.175% due 05/15/2058		$400	34
AutoZone, Inc.
5.875% due 10/15/2012		1,000	994
Bank of America Corp.
4.000% due 03/28/2018	EUR	200	143
5.650% due 05/01/2018		$300	251
8.125% due 12/29/2049		500	206
Bank of America N.A.
1.822% due 05/12/2010		400	373
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	98
7.250% due 02/01/2018		1,000	1,035
Caterpillar Financial Services Corp.
1.976% due 06/24/2011		500	471
Citigroup Capital XXI
8.300% due 12/21/2057		200	97
Citigroup Funding, Inc.
2.291% due 05/07/2010		700	629
Citigroup, Inc.
5.500% due 04/11/2013		800	704
6.500% due 08/19/2013		900	828
8.400% due 04/29/2049		200	113
Comcast Corp.
1.460% due 07/14/2009		200	199
Computer Sciences Corp.
5.000% due 02/15/2013		369	353
6.500% due 03/15/2018		200	190
ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		152	152
Constellation Energy Group, Inc.
7.000% due 04/01/2012		900	885
CVS Caremark Corp.
5.750% due 08/15/2011		100	105
Daimler Finance North America LLC
5.750% due 05/18/2009		100	100
DR Horton, Inc.
6.000% due 04/15/2011		100	93
Duke Energy Carolinas LLC
6.050% due 04/15/2038		200	202
General Electric Capital Corp.
2.151% due 05/22/2013		200	161
6.150% due 08/07/2037		500	371
6.375% due 11/15/2067		100	49
GMAC LLC
2.488% due 05/15/2009		100	95
Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	200	246
6.150% due 04/01/2018		$200	183
Harris Corp.
5.950% due 12/01/2017		500	440
International Lease Finance Corp.
5.400% due 02/15/2012		100	56
iStar Financial, Inc.
5.150% due 03/01/2012		100	36
JCPenney Corp., Inc.
8.000% due 03/01/2010		100	100
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	72
6.000% due 01/15/2018		$500	506
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		10	9
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		600	564
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	64
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	63
Kraft Foods, Inc.
6.250% due 06/01/2012		100	106
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	38
6.875% due 05/02/2018 (a)		200	25
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	177
Merck & Co., Inc.
4.750% due 03/01/2015		100	104
Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		400	377
6.875% due 04/25/2018		400	314
Metropolitan Life Global Funding I
5.125% due 04/10/2013		300	274
Morgan Stanley
6.000% due 04/28/2015		700	662
6.625% due 04/01/2018		500	478
National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		100	98
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	91
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		100	96
NGPL PipeCo. LLC
7.119% due 12/15/2017		100	92
Nordstrom, Inc.
6.250% due 01/15/2018		200	157
Nucor Corp.
5.750% due 12/01/2017		100	100
Pactiv Corp.
6.400% due 01/15/2018		200	168
Pricoa Global Funding I
2.066% due 06/04/2010		800	721
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	184
Quest Diagnostics, Inc.
5.450% due 11/01/2015		200	189
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	45
Sprint Nextel Corp.
6.000% due 12/01/2016		100	72
State Street Capital Trust IV
2.320% due 06/15/2037		100	39
Target Corp.
7.000% due 01/15/2038		200	188
Time Warner, Inc.
1.461% due 11/13/2009		100	98
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	893
Valero Energy Corp.
4.750% due 06/15/2013		100	91
Verizon Communications, Inc.
5.500% due 04/01/2017		100	97
Viacom, Inc.
6.125% due 10/05/2017		200	170
6.250% due 04/30/2016		200	176
Wachovia Corp.
5.500% due 05/01/2013		400	369
Wells Fargo & Co.
4.375% due 01/31/2013		100	93
Yum! Brands, Inc.
6.250% due 03/15/2018		200	187

			20,515

Mortgage-Backed Securities 7.9%
American Home Mortgage Investment Trust
5.660% due 09/25/2045		194	104
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		133	119
5.427% due 02/25/2036		188	114
BCAP LLC Trust
0.692% due 01/25/2037		220	84
Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		36	25
2.650% due 08/25/2035		102	71
2.940% due 03/25/2035		177	121
4.701% due 08/25/2033		17	14
Bear Stearns Alt-A Trust
0.682% due 02/25/2034		149	55
5.491% due 09/25/2035		97	47
5.543% due 11/25/2035		103	39
5.808% due 03/25/2036		199	77
6.250% due 08/25/2036		130	55
Bear Stearns Structured Products, Inc.
5.733% due 12/26/2046		82	48
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		100	61
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		37	24
4.248% due 08/25/2035		65	42
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	94
Countrywide Alternative Loan Trust
0.755% due 03/20/2046		168	61
0.802% due 02/25/2037		137	57
0.852% due 11/20/2035		211	85
2.633% due 12/25/2035		291	126
3.133% due 11/25/2035		41	18
5.250% due 06/25/2035		46	27
6.000% due 04/25/2037		81	47
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035		79	34
0.842% due 03/25/2035		158	64
0.852% due 02/25/2035		20	9
4.785% due 11/25/2034		33	20
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		300	157
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		3	3
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		38	38
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		76	72
Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047		196	168
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		200	145
GSR Mortgage Loan Trust
5.178% due 01/25/2036		285	156
Harborview Mortgage Loan Trust
0.776% due 05/19/2035		73	27
4.957% due 05/19/2033		20	16
Indymac Index Mortgage Loan Trust
0.762% due 07/25/2035		71	29
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		59	46
JPMorgan Mortgage Trust
4.500% due 09/25/2034		113	109
Mellon Residential Funding Corp.
0.996% due 12/15/2030		36	29
Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009		200	142
MLCC Mortgage Investors, Inc.
1.316% due 03/15/2025		7	4
3.006% due 10/25/2035		64	43
Morgan Stanley Capital I
5.387% due 03/12/2044		100	77
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		228	167
Residential Accredit Loans, Inc.
0.672% due 02/25/2047		87	32
0.702% due 06/25/2046		216	83
0.732% due 04/25/2046		184	72
Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034		24	17
Structured Asset Mortgage Investments, Inc.
0.732% due 05/25/2046		30	11
0.742% due 05/25/2036		220	78
0.742% due 09/25/2047		200	32
0.846% due 07/19/2034		10	5
0.906% due 03/19/2034		17	11
1.216% due 09/19/2032		9	7
3.133% due 08/25/2047		95	35
TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037		55	49
5.970% due 09/25/2036		200	91
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046		117	100
Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021		199	138
WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045		23	10
0.832% due 01/25/2045		21	9
1.062% due 12/25/2027		56	40
2.613% due 06/25/2046		111	42
2.633% due 02/25/2046		258	96
3.705% due 02/27/2034		22	17
3.753% due 03/25/2033		44	37
4.557% due 09/25/2033		738	649
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.573% due 07/25/2046		77	24
Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034		96	74
4.500% due 11/25/2018		76	73
4.616% due 06/25/2035		217	172
4.950% due 03/25/2036		207	131
5.068% due 04/25/2036		37	23
5.593% due 07/25/2036		225	119

			5,447

Municipal Bonds & Notes 1.8%
Arapahoe County, Colorado School District No. 5 Cherry Creek General Obligation Bonds, Series 2009
5.000% due 12/15/2027		400	415
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039		400	381
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		100	91
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		95	94
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		300	165
Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	102

			1,248

	Shares
PIMCO Funds (c) 0.3%
Short-Term Floating NAV Portfolio		20,082	201

Preferred Stocks 1.0%
DG Funding Trust
2.717% due 12/31/2049		65	651
SLM Corp. CPI Linked
2.140% due 01/16/2018		900	7

			658

	Principal Amount (000s)
U.S. Government Agencies 19.9%
Fannie Mae
0.642% due 03/25/2034		$23	20
0.672% due 08/25/2034		13	12
0.872% due 09/25/2042		58	53
3.022% due 10/01/2044		71	70
4.347% due 11/01/2034		186	189
4.654% due 05/25/2035		80	82
4.934% due 12/01/2034		32	33
5.480% due 07/01/2018		200	205
5.500% due 11/01/2016 - 04/01/2048		2,031	2,098
6.000% due 11/01/2036 - 07/25/2044		1,453	1,508
6.500% due 08/01/2037		97	102
Freddie Mac
0.786% due 02/15/2019		291	281
1.056% due 12/15/2032		161	157
3.022% due 10/25/2044		142	138
4.735% due 03/01/2035		252	259
4.823% due 02/01/2029		17	17
4.981% due 04/01/2035		374	385
5.000% due 08/15/2020 - 05/01/2038		2,110	2,161
Ginnie Mae
5.375% due 04/20/2028 - 06/20/2030		11	11
6.000% due 09/20/2038 (f)		2,087	2,183
6.000% due 10/20/2038 - 04/01/2039		2,106	2,202
Small Business Administration
5.490% due 03/01/2028		1,408	1,535

			13,701

U.S. Treasury Obligations 6.6%
U.S. Treasury Bonds
3.500% due 02/15/2039		900	892
6.125% due 11/15/2027		800	1,077
8.125% due 08/15/2019		1,800	2,611

			4,580

Total United States (Cost $57,844)			51,175

SHORT-TERM INSTRUMENTS 3.1%
Repurchase Agreements 0.3%
State Street Bank and Trust Co.
0.080% due 04/01/2009		$186	186

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $190. Repurchase proceeds are $186.)
U.S. Cash Management Bills 0.4%
0.980% due 05/15/2009 (d)		260	260

U.S. Treasury Bills 2.4%
0.262% due 04/09/2009 - 06/11/2009 (b)(d)(e)		1,650	1,650

Total Short-Term Instruments (Cost $2,096)			2,096

Total Investments 133.1% (Cost $100,496)			$91,845
Written Options (h) (0.2%) (Premiums $129)			(117)
Other Assets and Liabilities (Net) (32.9%)			(22,730)

Net Assets 100.0%			$68,998

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) The Foreign Bond Portfolio (U.S.Dollar-Hedged) is investing in shares of affiliated Funds.

(d) Securities with an aggregate market value of $1,710 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(e) Securities with an aggregate market value of $200 have been pledged as collateral for delayed-delivery securities on March 31, 2009.

(f) Securities with an aggregate market value of $431 and cash of $630 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	29	$15
90-Day Euribor June Futures	Long	06/2010	33	21
90-Day Euribor September Futures	Long	09/2010	10	6
Euro-Bobl June Futures	Long	06/2009	21	21
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2009	29	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.250	Long	06/2009	31	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.500	Long	06/2009	26	0
Euro-Bund 10-Year Bond June Futures	Long	06/2009	32	20
Japan Government 10-Year Bond June Futures	Long	06/2009	4	(47)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	5	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	20	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	33	18
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	14	32

				$95

(g) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	1.100%		$1,000	$17	$0	$17
Bank of America Corp.	DUB	(1.720%)	12/20/2013	3.974%		100	8	0	8
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	4.001%		200	21	0	21
Bear Stearns Cos., Inc.	BCLY	(0.820%)	09/20/2017	1.813%		100	7	0	7
Bear Stearns Cos., Inc.	DUB	(0.870%)	03/20/2018	1.790%		1,000	65	0	65
Citigroup, Inc.	BNP	(1.570%)	09/20/2013	6.400%		900	147	0	147
Citigroup, Inc.	CSFB	(3.550%)	12/20/2013	6.325%		100	10	0	10
Computer Sciences Corp.	BOA	(0.570%)	03/20/2013	0.665%		369	1	0	1
Computer Sciences Corp.	GSC	(1.180%)	03/20/2018	0.700%		200	(8)	0	(8)
Constellation Energy Group, Inc.	BOA	(1.460%)	06/20/2012	4.056%		900	66	0	66
CVS Caremark Corp.	RBS	(0.550%)	09/20/2011	0.904%		100	1	0	1
Daimler Finance N.A. LLC	CSFB	(0.380%)	06/20/2009	2.840%		100	1	0	1
Deutsche Bank AG	BCLY	(0.760%)	09/20/2013	1.230%		100	2	0	2
Deutsche Bank AG	JPM	(0.970%)	06/20/2013	1.230%		400	4	0	4
DR Horton, Inc.	BNP	(4.030%)	06/20/2011	4.392%		100	1	0	1
GlobalSantaFe Corp.	BOA	(0.455%)	06/20/2012	0.569%		200	1	0	1
Goldman Sachs Group, Inc.	CITI	(3.550%)	09/20/2013	2.886%		100	(3)	0	(3)
Harris Corp.	BOA	(1.440%)	12/20/2017	1.866%		500	15	0	15
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	23.066%		100	38	0	38
iStar Financial, Inc.	CSFB	(0.450%)	03/20/2012	52.623%		100	59	0	59
JCPenney Corp., Inc.	DUB	(0.270%)	03/20/2010	4.552%		100	4	0	4
JPMorgan Chase & Co.	BCLY	(1.450%)	12/20/2013	2.061%		100	2	0	2
JPMorgan Chase & Co.	BOA	(0.750%)	03/20/2018	1.790%		100	7	0	7
JPMorgan Chase & Co.	CSFB	(1.500%)	12/20/2013	2.061%		100	2	0	2
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.790%		100	8	0	8
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	1.790%		200	15	0	15
JPMorgan Chase & Co.	RBC	(0.310%)	03/20/2016	2.902%		100	15	0	15
Kraft Foods, Inc.	JPM	(0.170%)	06/20/2012	0.975%		100	2	0	2
Marsh & McLennan Cos., Inc.	BCLY	(1.160%)	09/20/2014	0.865%		200	(3)	0	(3)
Merck & Co., Inc.	RBS	(0.550%)	03/20/2015	0.762%		100	1	0	1
Morgan Stanley	DUB	(1.500%)	06/20/2013	3.924%		200	17	0	17
Nationwide Health Properties, Inc.	DUB	(0.620%)	09/20/2011	6.749%		100	13	0	13
Newell Rubbermaid, Inc.	CITI	(0.130%)	06/20/2010	2.750%		100	3	0	3
Nordstrom, Inc.	DUB	(0.975%)	03/20/2018	3.518%		200	32	0	32
Nucor Corp.	BOA	(0.365%)	12/20/2017	1.264%		100	7	0	7
Pactiv Corp.	BOA	(1.053%)	03/20/2018	1.596%		200	8	0	8
Quest Diagnostics, Inc.	BOA	(0.915%)	12/20/2015	0.928%		200	0	0	0
Royal Caribbean Cruises Ltd.	BOA	(3.190%)	03/20/2018	13.698%		200	71	0	71
Sprint Nextel Corp.	JPM	(1.125%)	12/20/2016	6.690%		100	27	0	27
UBS Warburg LLC	BCLY	(1.900%)	12/20/2013	2.290%	EUR	200	4	0	4
UBS Warburg LLC	BCLY	(3.300%)	09/20/2009	2.855%		$400	(1)	0	(1)
UBS Warburg LLC	DUB	(2.200%)	03/20/2014	2.290%	EUR	300	1	0	1
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	1.500%		$1,000	15	0	15
Valero Energy Corp.	BCLY	(1.600%)	06/20/2013	1.976%		100	1	0	1
Verizon Communications, Inc.	CITI	(0.900%)	06/20/2017	1.045%		100	1	0	1
Viacom, Inc.	BOA	(1.930%)	06/20/2016	2.525%		200	7	0	7
Viacom, Inc.	BOA	(1.110%)	12/20/2017	2.386%		200	17	0	17
Vivendi	BNP	(1.742%)	06/20/2013	1.674%		100	0	0	0
Vivendi	BNP	(1.780%)	06/20/2013	1.674%		100	(1)	0	(1)
Yum! Brands, Inc.	CITI	(0.950%)	03/20/2018	0.980%		200	0	0	0

							$728	$0	$728

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%	$100	$(1)	$0	$(1)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	200	(8)	0	(8)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	200	(6)	0	(6)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	200	1	0	1
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	100	0	0	0
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	100	0	0	0
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	100	(4)	0	(4)

						$(18)	$0	$(18)

Credit Default Swaps on Credit Indices – Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		$1,561	$68	$(53)	$121
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018		98	5	(1)	6
CDX.IG-11 5-Year Index	BCLY	(1.500%)	12/20/2013		300	11	9	2
CDX.IG-12 10-Year Index	DUB	(1.000%)	06/20/2019		700	38	30	8
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017		2,538	242	7	235
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		488	44	18	26
iTraxx Europe HVol 6 Index	JPM	(0.850%)	12/20/2016	EUR	200	35	(1)	36

						$443	$9	$434

Credit Default Swaps on Credit Indices – Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$100	$(82)	$(30)	$(52)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	200	(140)	(61)	(79)

					$(222)	$(91)	$(131)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC	EUR	500	$10	$0	$10
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	3,500	(1)	5	(6)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	RBC		3,400	0	6	(6)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		1,200	0	2	(2)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	200	(14)	(4)	(10)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		300	(20)	(5)	(15)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		800	(85)	(8)	(77)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		200	(22)	(5)	(17)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		500	(53)	(13)	(40)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	MLP		100	(14)	0	(14)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	5,000	57	(5)	62
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY	$	2,500	(233)	47	(280)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		400	(37)	12	(49)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		600	(55)	(3)	(52)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		3,700	(345)	69	(414)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		4,500	(432)	(547)	115
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		900	(246)	(20)	(226)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(109)	10	(119)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,600	60	(7)	67
Pay	6-Month EUR-LIBOR	3.250%	09/15/2012	BCLY	EUR	3,600	47	6	41
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	DUB		7,400	66	24	42
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	930,000	23	30	(7)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		290,000	71	51	20
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		170,000	34	49	(15)

							$(1,298)	$(306)	$(992)

(h) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	9	$4	$2
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	44	29	1
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	19	8	2

				$41	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	1,000	$13	$89
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		1,000	13	0
Call - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		1,200	13	20
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,200	13	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		$300	1	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,100	5	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,100	6	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,400	7	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009		200	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,000	4	0

								$76	$110

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$2,000	$6	$1
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	1,000	5	1
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	1,000	1	0

				$12	$2

(i) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	1,117	04/2009	$0	$(6)	$(6)
Sell		HSBC	1,117	04/2009	0	0	0
Sell	AUD	DUB	645	04/2009	0	(38)	(38)
Sell		UBS	497	05/2009	4	0	4
Sell	BRL	RBC	1	06/2009	0	0	0
Sell	CAD	BNP	9	04/2009	0	0	0
Sell		GSC	328	04/2009	0	(3)	(3)
Sell		JPM	1,829	04/2009	19	0	19
Buy		RBS	333	04/2009	2	0	2
Sell		UBS	32	04/2009	0	(1)	(1)
Buy	CLP	BCLY	2,123	05/2009	0	0	0
Sell		CITI	4,000	05/2009	0	0	0
Sell		DUB	8,156	05/2009	0	0	0
Buy		HSBC	4,000	05/2009	1	0	1
Buy		JPM	6,033	05/2009	0	(2)	(2)
Sell		BCLY	2,123	11/2009	0	0	0
Buy		CITI	4,000	11/2009	0	0	0
Buy	CNY	BCLY	5,517	05/2009	7	(15)	(8)
Sell		BCLY	4,949	05/2009	0	(11)	(11)
Buy		CITI	3,963	05/2009	0	(26)	(26)
Sell		DUB	2,282	05/2009	0	(7)	(7)
Buy		HSBC	909	05/2009	0	(4)	(4)
Sell		HSBC	2,994	05/2009	2	(3)	(1)
Buy		JPM	1,749	05/2009	0	(10)	(10)
Sell		JPM	1,904	05/2009	0	(7)	(7)
Buy		MSC	801	05/2009	0	(5)	(5)
Sell		UBS	811	05/2009	0	(3)	(3)
Buy		BCLY	784	07/2009	0	(7)	(7)
Sell		BCLY	1,365	07/2009	0	(4)	(4)
Buy		DUB	1,619	07/2009	0	(14)	(14)
Buy		HSBC	815	07/2009	0	(7)	(7)
Buy		JPM	831	07/2009	0	(7)	(7)
Sell		JPM	2,685	07/2009	0	(10)	(10)
Buy		BCLY	138	09/2009	0	0	0
Buy		CITI	208	09/2009	1	0	1
Buy		DUB	832	09/2009	2	0	2
Sell		DUB	1,593	09/2009	0	(8)	(8)
Buy		HSBC	277	09/2009	1	0	1
Buy		JPM	138	09/2009	0	0	0
Buy		BCLY	771	05/2010	0	(12)	(12)
Sell		BCLY	1,638	05/2010	0	(13)	(13)
Buy		MLP	867	05/2010	0	(13)	(13)
Sell	EUR	BCLY	77	04/2009	2	0	2
Buy		BNP	113	04/2009	1	(2)	(1)
Sell		BNP	43	04/2009	0	0	0
Buy		CITI	35	04/2009	0	(1)	(1)
Sell		CITI	170	04/2009	0	(1)	(1)
Buy		DUB	51	04/2009	2	0	2
Sell		HSBC	3,433	04/2009	0	(226)	(226)
Buy		MSC	70	04/2009	0	(2)	(2)
Buy		RBS	99	04/2009	0	0	0
Buy	GBP	CITI	72	04/2009	0	(1)	(1)
Sell		CSFB	61	04/2009	0	(3)	(3)
Sell		DUB	21	04/2009	0	0	0
Sell		GSC	197	04/2009	0	(5)	(5)
Sell		JPM	10	04/2009	0	0	0
Sell		MSC	36	04/2009	1	0	1
Buy		RBS	982	04/2009	25	0	25
Buy		UBS	97	04/2009	0	(4)	(4)
Sell		UBS	916	04/2009	0	(46)	(46)
Buy	HKD	BCLY	2	06/2009	0	0	0
Buy		BOA	2	06/2009	0	0	0
Buy		HSBC	2	06/2009	0	0	0
Buy		JPM	5	06/2009	0	0	0
Buy	JPY	CITI	22,263	04/2009	0	0	0
Sell		CITI	10,265	04/2009	1	0	1
Sell		BCLY	4,866	05/2009	0	0	0
Buy		BNP	14,953	05/2009	0	(1)	(1)
Sell		BNP	203,171	05/2009	35	0	35
Sell		CITI	2,437	05/2009	0	0	0
Buy		GSC	3,421	05/2009	0	0	0
Sell		GSC	3,421	05/2009	0	0	0
Sell		HSBC	25,938	05/2009	2	0	2
Sell		RBS	13,921	05/2009	1	0	1
Buy		UBS	3,421	05/2009	0	(1)	(1)
Sell		UBS	10,024	05/2009	1	0	1
Sell		MSC	203,171	06/2009	32	0	32
Buy	KRW	BCLY	1,362	04/2009	0	0	0
Buy		BOA	1,718	04/2009	0	0	0
Buy	MXN	CITI	100	05/2009	0	(2)	(2)
Sell		JPM	100	05/2009	0	0	0
Buy	MYR	BCLY	70	04/2009	0	(1)	(1)
Sell		BCLY	22	04/2009	0	0	0
Buy		BOA	70	04/2009	0	(1)	(1)
Buy		CITI	141	04/2009	0	(1)	(1)
Buy		HSBC	106	04/2009	0	(1)	(1)
Sell		JPM	329	04/2009	3	0	3
Buy		BCLY	22	08/2009	0	0	0
Sell		BCLY	56	08/2009	0	0	0
Sell	PLN	DUB	521	05/2009	35	0	35
Buy		HSBC	555	05/2009	0	(87)	(87)
Sell		HSBC	11	05/2009	1	0	1
Sell		JPM	23	05/2009	1	0	1
Buy	RUB	BCLY	8	05/2009	0	0	0
Sell		BCLY	866	05/2009	0	0	0
Buy		HSBC	3,128	05/2009	0	(37)	(37)
Sell		HSBC	221	05/2009	1	0	1
Sell		JPM	2,049	05/2009	16	0	16
Buy	SAR	JPM	938	04/2009	0	(4)	(4)
Sell		JPM	938	04/2009	0	(1)	(1)
Sell	SEK	CITI	56	06/2009	0	0	0
Sell		UBS	488	06/2009	0	(6)	(6)
Buy	SGD	CITI	29	04/2009	0	(1)	(1)
Sell		CITI	35	04/2009	0	0	0
Buy		DUB	29	04/2009	0	(1)	(1)
Sell		DUB	1	04/2009	0	0	0
Buy		HSBC	44	04/2009	0	(1)	(1)
Sell		JPM	65	04/2009	1	0	1
Buy		DUB	1	07/2009	0	0	0
Sell	TWD	CITI	31	05/2009	0	0	0
Sell	ZAR	BCLY	3	05/2009	0	0	0
Buy		JPM	3	05/2009	0	0	0

					$200	$(673)	$(473)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$201	$91,414	$230	$91,845
Other Financial Instruments++	94	(578)	10	(474)

Total	$295	$90,836	$240	$91,371

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$248	$(16)	$4	$(7)	$1	$0	$230
Other Financial Instruments++	15	0	0	0	(5)	0	10

Total	$263	$(16)	$4	$(7)	$(4)	$0	$240

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$(1,014)
Foreign exchange contracts	(473)
Credit contracts	1,013
Equity contracts	0
Other contracts	0

Total	$(474)

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Global Bond Portfolio (Unhedged)

March 31, 2009 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 5.0%
Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,173
Macquarie Bank Ltd.
4.100% due 12/17/2013		$3,000	3,039
Medallion Trust
1.379% due 05/25/2035		584	510
National Australia Bank Ltd.
1.352% due 09/11/2009		500	500
1.462% due 06/29/2016		600	493
4.250% due 03/26/2012	AUD	1,400	970
Puma Finance Ltd.
1.321% due 02/21/2038		$548	494
3.272% due 08/22/2037	AUD	668	432
3.510% due 07/12/2036		197	129
Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	965
Superannuation Members Home Loans Global Fund
1.401% due 11/09/2035		$4,855	4,426
Swan Trust
1.302% due 05/12/2037		651	609
3.287% due 05/12/2037	AUD	896	576
Torrens Trust
3.587% due 10/19/2038		1,090	689

Total Australia (Cost $16,254)			15,005

BERMUDA 0.2%
Merna Reinsurance Ltd.
1.870% due 07/07/2010		$700	644

Total Bermuda (Cost $697)			644

CANADA 3.4%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,257
Canada Government Bond
5.000% due 06/01/2037		600	597
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	134
Province of Ontario Canada
4.700% due 06/02/2037		3,700	2,889
6.200% due 06/02/2031		500	461
6.500% due 03/08/2029		1,600	1,513
Province of Quebec Canada
5.750% due 12/01/2036		1,500	1,298
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	796
Rogers Communications, Inc
7.250% due 12/15/2012		200	209
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	947

Total Canada (Cost $10,357)			10,101

CAYMAN ISLANDS 0.6%
Mizuho Finance Cayman Ltd.
2.095% due 08/29/2049	JPY	100,000	1,007
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$400	322
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	268
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	247

Total Cayman Islands (Cost $2,083)			1,844

FRANCE 6.1%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	971
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		400	136
France Government Bond
4.250% due 04/25/2019		3,400	4,749
4.750% due 04/25/2035		1,500	2,169
5.500% due 04/25/2010		2,200	3,061
5.750% due 10/25/2032		1,200	1,949
French Treasury Notes
2.500% due 07/12/2010		400	540
3.000% due 01/12/2011		400	547
3.750% due 09/12/2010		1,300	1,789
Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,462
Vivendi
5.750% due 04/04/2013		900	842
6.625% due 04/04/2018		100	92

Total France (Cost $19,860)			18,307

GERMANY 5.0%
Deutsche Bank AG
4.875% due 05/20/2013		$1,700	1,670
Driver One GmbH
1.290% due 10/21/2015	EUR	500	619
Republic of Germany
4.000% due 01/04/2037		3,700	4,977
4.750% due 07/04/2034		2,200	3,240
5.500% due 01/04/2031		2,700	4,305

Total Germany (Cost $14,187)			14,811

IRELAND 0.6%
Cars Alliance Funding PLC
2.917% due 10/08/2023	EUR	500	572
Immeo Residential Finance PLC
1.810% due 12/15/2016		950	879
SC Germany Auto
1.431% due 08/11/2015		241	308

Total Ireland (Cost $2,456)			1,759

ITALY 0.5%
Locat Securitisation Vehicle SRL
1.847% due 12/12/2028	EUR	800	969
Siena Mortgages SpA
1.880% due 12/16/2038		109	136
Split SRL
2.394% due 10/25/2018		232	288

Total Italy (Cost $1,657)			1,393

JAPAN 13.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	119
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	120,720	1,056
1.100% due 12/10/2016		1,401,400	12,254
1.200% due 06/10/2017		121,080	1,049
1.200% due 12/10/2017		551,380	4,760
1.400% due 06/10/2018		847,450	7,391
Japan Government International Bond
2.300% due 05/20/2030		7,000	74
2.400% due 03/20/2034		130,000	1,399
2.500% due 09/20/2035		290,000	3,186
2.500% due 03/20/2036		10,000	110
2.500% due 06/20/2036		380,000	4,184
2.500% due 09/20/2037		200,000	2,208
Resona Bank Ltd.
5.850% due 09/29/2049		$100	51
Sumitomo Mitsui Banking Corp.
1.484% due 12/31/2049	JPY	100,000	1,005
5.625% due 07/29/2049		$100	63

Total Japan (Cost $37,506)			38,909

JERSEY, CHANNEL ISLANDS 0.4%
HSBC Capital Funding LP
9.547% due 12/29/2049		$100	68
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,118

Total Jersey, Channel Islands (Cost $1,248)			1,186

LUXEMBOURG 0.0%
Silver Arrow S.A.
1.341% due 08/15/2014	EUR	41	54

Total Luxembourg (Cost $64)			54

NETHERLANDS 3.5%
Dutch Mortgage-Backed Securities BV
3.208% due 10/02/2079	EUR	687	868
ING Bank NV
3.900% due 03/19/2014		$2,800	2,823
Netherlands Government Bond
4.000% due 01/15/2011	EUR	300	417
4.000% due 07/15/2019		4,000	5,451
5.500% due 07/15/2010		600	840
Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$100	100

Total Netherlands (Cost $10,507)			10,499

NEW ZEALAND 0.5%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,448

Total New Zealand (Cost $1,499)			1,448

NORWAY 0.4%
DnB NOR Bank ASA
1.330% due 10/13/2009		$300	297
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	962

Total Norway (Cost $1,377)			1,259

PORTUGAL 0.6%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,400	1,915

Total Portugal (Cost $2,200)			1,915

RUSSIA 0.3%
Gaz Capital S.A.
7.343% due 04/11/2013		$300	264
8.146% due 04/11/2018		300	247
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		494	455

Total Russia (Cost $1,093)			966

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	564

Total South Korea (Cost $770)			564

SPAIN 1.0%
Bancaja Fondo de Titulizacion de Activos
2.364% due 10/25/2037	EUR	148	133
Bankinter S.A.
5.000% due 05/14/2010		1,900	2,580
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	331

Total Spain (Cost $3,773)			3,044

SWITZERLAND 0.7%
UBS AG
5.750% due 04/25/2018		$1,900	1,593
5.875% due 12/20/2017		500	431

Total Switzerland (Cost $2,388)			2,024

UNITED KINGDOM 12.6%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	2,768
Barclays Bank PLC
6.050% due 12/04/2017		$1,100	867
7.700% due 04/29/2049		2,400	1,056
8.250% due 02/28/2049	GBP	300	226
HBOS PLC
6.750% due 05/21/2018		$800	618
HSBC Holdings PLC
6.500% due 05/02/2036		1,200	994
Lloyds Banking Group PLC
5.920% due 09/29/2049		1,200	222
Lloyds TSB Bank PLC
0.000% due 04/02/2012 (b)		1,300	1,297
Permanent Financing PLC
1.856% due 09/10/2032	EUR	600	737
Punch Taverns Finance PLC
3.086% due 10/15/2032	GBP	100	30
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$800	392
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	192
TI Group PLC
7.875% due 07/12/2010	GBP	1,000	1,480
United Kingdom Gilt
4.250% due 06/07/2032		1,500	2,226
4.250% due 03/07/2036		1,700	2,458
4.500% due 03/07/2019		1,000	1,597
4.750% due 09/07/2015		10,800	17,409
4.750% due 03/07/2020		600	972
4.750% due 12/07/2038		600	946
8.000% due 06/07/2021		300	629
8.750% due 08/25/2017		200	412
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	73

Total United Kingdom (Cost $42,394)			37,601

UNITED STATES 74.1%
Asset-backed Securities 6.5%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$415	338
Accredited Mortgage Loan Trust
0.562% due 09/25/2036		8	8
0.572% due 02/25/2037		280	249
Amortizing Residential Collateral Trust
0.812% due 07/25/2032		1	1
1.222% due 10/25/2031		2	1
Asset-Backed Funding Certificates
0.582% due 01/25/2037		227	193
Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036		187	167
BA Credit Card Trust
0.566% due 02/15/2013		200	191
1.136% due 04/15/2013		1,800	1,721
Capital Auto Receivables Asset Trust
2.006% due 10/15/2012		800	735
Carrington Mortgage Loan Trust
0.572% due 12/25/2036		366	335
Chase Issuance Trust
0.546% due 07/15/2011		800	798
1.206% due 11/15/2011		1,100	1,086
1.456% due 05/16/2011		800	799
Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		509	461
0.572% due 08/25/2037		376	328
Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036		296	261
CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032		1	0
Daimler Chrysler Auto Trust
5.020% due 07/08/2010		95	95
First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038		239	220
Ford Credit Auto Owner Trust
1.156% due 07/15/2010		1,144	1,137
1.456% due 01/15/2011		1,181	1,170
1.976% due 06/15/2012		1,100	1,029
5.260% due 10/15/2010		334	335
Franklin Auto Trust
1.545% due 10/20/2011		541	529
Fremont Home Loan Trust
0.572% due 10/25/2036		197	179
GSAMP Trust
0.622% due 01/25/2047		263	225
0.812% due 03/25/2034		11	11
Home Equity Mortgage Trust
5.500% due 01/25/2037		217	33
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		264	153
Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		158	150
JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036		305	268
Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		63	59
Nelnet Student Loan Trust
1.232% due 12/27/2016		1,221	1,205
1.689% due 04/27/2015		669	664
SACO I, Inc.
0.582% due 05/25/2036		34	20
0.722% due 04/25/2035		9	3
Sears Credit Account Master Trust
0.776% due 04/16/2013		800	792
Securitized Asset-Backed Receivables LLC Trust
0.572% due 12/25/2036		264	228
SLC Student Loan Trust
1.770% due 06/15/2017		800	743
SLM Student Loan Trust
1.159% due 10/25/2016		279	278
1.520% due 12/17/2018		184	178
1.659% due 10/25/2017		1,600	1,544
Structured Asset Securities Corp.
0.922% due 05/25/2034		10	8
4.900% due 04/25/2035		42	22
Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		6	6
Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		354	290
Wells Fargo Home Equity Trust
0.752% due 10/25/2035		100	90

			19,336

Bank Loan Obligations 0.4%
Daimler Finance North America LLC
4.560% due 08/03/2012		2,167	1,169

Corporate Bonds & Notes 28.0%
Allstate Life Global Funding II
1.901% due 05/21/2010		2,100	2,002
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	678
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,072
American Express Bank FSB
0.652% due 05/29/2012		200	153
5.500% due 04/16/2013		1,400	1,209
American Express Centurion Bank
0.637% due 07/13/2010		1,000	920
American Express Co.
7.000% due 03/19/2018		1,500	1,326
American Express Credit Corp.
0.677% due 12/02/2010		200	180
1.920% due 05/27/2010		500	472
5.875% due 05/02/2013		500	440
American General Finance Corp.
6.900% due 12/15/2017		100	35
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,000	113
6.250% due 03/15/2037		$100	10
8.000% due 05/22/2038	EUR	1,700	248
8.175% due 05/15/2058		$1,800	153
8.250% due 08/15/2018		1,000	429
Amgen, Inc.
6.150% due 06/01/2018		2,000	2,117
AutoZone, Inc.
5.875% due 10/15/2012		100	99
Bank of America Corp.
1.356% due 11/06/2009		400	395
4.000% due 03/28/2018	EUR	500	356
5.650% due 05/01/2018		$100	84
8.000% due 12/29/2049		1,100	441
8.125% due 12/29/2049		2,400	987
Bear Stearns Cos. LLC
1.366% due 05/18/2010		$1,000	985
1.660% due 10/02/2009 (l)	CAD	300	237
6.400% due 10/02/2017		$1,000	975
6.950% due 08/10/2012		1,200	1,223
7.250% due 02/01/2018		1,300	1,346
BellSouth Corp.
5.200% due 09/15/2014		200	201
Block Financial LLC
7.875% due 01/15/2013		2,000	1,973
Boston Scientific Corp.
6.400% due 06/15/2016		200	187
Caterpillar Financial Services Corp.
1.976% due 06/24/2011		1,900	1,790
CIT Group, Inc.
1.394% due 06/08/2009		500	484
Citigroup Capital XXI
8.300% due 12/21/2057		800	386
Citigroup Funding, Inc.
2.291% due 05/07/2010		2,500	2,245
Citigroup, Inc.
5.500% due 04/11/2013		2,000	1,759
6.125% due 11/21/2017		800	695
6.125% due 05/15/2018		2,900	2,509
8.400% due 04/29/2049		800	453
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	890
CMS Energy Corp.
2.044% due 01/15/2013		200	157
CNA Financial Corp.
6.000% due 08/15/2011		200	175
ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		380	380
CSX Corp.
6.300% due 03/15/2012		200	197
CVS Caremark Corp.
5.750% due 08/15/2011		200	210
Daimler Finance North America LLC
5.750% due 05/18/2009		200	200
Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	841
DR Horton, Inc.
6.000% due 04/15/2011		200	186
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	289
Erac USA Finance Co.
5.800% due 10/15/2012		800	624
FPL Group Capital, Inc.
2.196% due 06/17/2011		600	550
GATX Financial Corp.
5.500% due 02/15/2012		1,000	936
General Electric Capital Corp.
1.420% due 06/15/2009		200	200
2.151% due 05/22/2013		800	642
GMAC LLC
2.488% due 05/15/2009		500	476
Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	200	246
5.950% due 01/18/2018		$500	455
6.150% due 04/01/2018		700	641
Harris Corp.
5.950% due 12/01/2017		1,500	1,318
HJ Heinz Finance Co.
6.000% due 03/15/2012		100	105
International Lease Finance Corp.
5.350% due 03/01/2012		200	112
5.400% due 02/15/2012		200	113
iStar Financial, Inc.
5.150% due 03/01/2012		200	72
JCPenney Corp., Inc.
8.000% due 03/01/2010		200	200
JPMorgan Chase & Co.
1.347% due 06/25/2012		1,600	1,354
5.058% due 02/22/2021	CAD	200	145
6.000% due 01/15/2018		$1,800	1,822
JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	258
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	63
Kraft Foods, Inc.
6.250% due 06/01/2012		200	211
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		900	112
5.625% due 01/24/2013 (a)		1,000	125
6.875% due 05/02/2018 (a)		800	100
Ltd. Brands, Inc.
6.900% due 07/15/2017		1,000	688
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	1,767
Masco Corp.
6.125% due 10/03/2016		200	129
Merck & Co., Inc.
4.750% due 03/01/2015		200	208
Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		500	465
1.328% due 08/14/2009		200	196
3.472% due 05/12/2010		2,800	2,637
6.875% due 04/25/2018		1,500	1,176
Metropolitan Life Global Funding I
1.570% due 03/15/2012		900	718
5.125% due 04/10/2013		1,300	1,189
Mohawk Industries, Inc.
6.625% due 01/15/2016		1,000	738
Morgan Stanley
1.574% due 10/15/2015		1,000	712
1.592% due 10/18/2016		200	134
1.648% due 01/09/2012		1,200	964
3.338% due 05/14/2010		1,100	1,072
6.000% due 04/28/2015		1,700	1,608
6.625% due 04/01/2018		1,600	1,529
Nabors Industries, Inc.
6.150% due 02/15/2018		4,100	3,215
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	381
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	193
NGPL PipeCo. LLC
7.119% due 12/15/2017		500	459
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,019
Oracle Corp.
1.294% due 05/14/2010		1,000	993
Pricoa Global Funding I
1.356% due 06/26/2012		900	668
2.066% due 06/04/2010		2,900	2,613
Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	736
Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	180
Ryder System, Inc.
5.850% due 11/01/2016		200	154
Sara Lee Corp.
6.250% due 09/15/2011		200	209
Sealed Air Corp.
5.625% due 07/15/2013		1,000	861
Sprint Nextel Corp.
6.000% due 12/01/2016		200	144
State Street Capital Trust IV
2.320% due 06/15/2037		500	197
Target Corp.
7.000% due 01/15/2038		600	564
Time Warner Cable, Inc.
8.250% due 04/01/2019		500	515
Time Warner, Inc.
1.461% due 11/13/2009		400	393
5.500% due 11/15/2011		200	197
UnitedHealth Group, Inc.
1.407% due 06/21/2010		1,000	966
UST, Inc.
5.750% due 03/01/2018		1,000	878
Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	993
Wachovia Corp.
1.224% due 10/15/2011		800	710
5.500% due 05/01/2013		1,600	1,477
Wells Fargo & Co.
4.375% due 01/31/2013		400	373
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,255
Yum! Brands, Inc.
6.250% due 03/15/2018		$700	654

			83,699

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
5.142% due 09/25/2035		55	30
American Home Mortgage Assets
0.712% due 05/25/2046		652	230
0.732% due 10/25/2046		916	298
Banc of America Funding Corp.
5.888% due 04/25/2037		800	499
5.979% due 10/20/2046		491	204
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		177	159
BCAP LLC Trust
0.692% due 01/25/2037		807	309
Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		216	149
2.650% due 08/25/2035		374	262
2.940% due 03/25/2035		532	362
4.465% due 05/25/2034		149	117
4.550% due 08/25/2035		395	277
4.630% due 05/25/2034		46	46
4.651% due 10/25/2033		66	58
4.701% due 08/25/2033		74	63
4.793% due 11/25/2034		40	29
5.473% due 05/25/2047		1,024	526
Bear Stearns Alt-A Trust
5.491% due 09/25/2035		291	144
5.543% due 11/25/2035		411	158
6.250% due 08/25/2036		519	219
Bear Stearns Commercial Mortgage Securities
0.666% due 03/15/2019		508	431
5.540% due 09/11/2041		500	417
Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037		360	316
Bear Stearns Structured Products, Inc.
5.733% due 12/26/2046		247	143
CC Mortgage Funding Corp.
0.702% due 07/25/2036		266	119
Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		400	246
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		184	120
4.248% due 08/25/2035		197	126
Countrywide Alternative Loan Trust
0.725% due 02/20/2047		449	159
0.740% due 12/20/2046		902	292
0.755% due 03/20/2046		280	102
0.755% due 07/20/2046		809	292
0.802% due 02/25/2037		343	142
0.872% due 05/25/2037		177	64
3.133% due 11/25/2035		82	36
3.673% due 11/25/2035		82	37
5.250% due 06/25/2035		92	54
5.886% due 11/25/2035		787	403
6.000% due 04/25/2037		244	141
6.137% due 08/25/2036		380	261
6.250% due 08/25/2037		85	43
6.500% due 06/25/2036		447	226
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035		185	79
0.812% due 04/25/2035		61	26
0.842% due 03/25/2035		216	83
0.852% due 02/25/2035		20	9
0.902% due 09/25/2034		24	11
4.120% due 11/19/2033		149	127
4.740% due 08/25/2034		21	12
4.785% due 11/25/2034		66	40
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		267	162
CS First Boston Mortgage Securities Corp.
4.750% due 08/25/2033		99	82
6.500% due 04/25/2033		4	3
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036		800	272
First Horizon Asset Securities, Inc.
4.377% due 07/25/2033		22	17
4.738% due 12/25/2033		39	29
6.250% due 08/25/2017		113	113
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		76	72
Greenpoint Mortgage Funding Trust
0.792% due 11/25/2045		23	11
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		800	579
GSR Mortgage Loan Trust
4.465% due 06/25/2034		23	18
4.513% due 03/25/2033		55	46
4.541% due 09/25/2035		994	737
Harborview Mortgage Loan Trust
0.746% due 01/19/2038		146	52
0.926% due 02/19/2034		6	5
2.483% due 12/19/2036		323	104
4.957% due 05/19/2033		90	70
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035		686	387
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		236	185
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	883
5.429% due 12/12/2043		300	207
JPMorgan Mortgage Trust
4.375% due 11/25/2033		57	48
4.768% due 07/25/2035		554	420
5.005% due 07/25/2035		604	401
5.018% due 02/25/2035		117	93
Lehman XS Trust
0.602% due 07/25/2046		2	2
MASTR Alternative Loans Trust
0.922% due 03/25/2036		101	38
MASTR Asset Securitization Trust
4.500% due 03/25/2018		116	114
Mellon Residential Funding Corp.
0.996% due 12/15/2030		36	29
Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009		800	567
5.172% due 12/12/2049		300	175
5.957% due 08/12/2049		1,900	1,256
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036		239	133
0.772% due 08/25/2036		73	33
5.366% due 02/25/2033		32	28
MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035		320	215
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		53	28
Residential Accredit Loans, Inc.
0.672% due 02/25/2047		347	128
0.702% due 06/25/2046		865	332
0.732% due 04/25/2046		369	144
Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034		96	67
4.931% due 02/25/2034		37	26
5.190% due 09/25/2034		189	141
Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046		928	377
0.732% due 05/25/2046		213	78
0.742% due 05/25/2036		955	337
0.742% due 09/25/2047		600	96
0.806% due 07/19/2035		696	476
0.846% due 07/19/2034		10	5
0.906% due 03/19/2034		18	11
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046		468	402
Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021		532	367
5.037% due 03/15/2042		800	751
5.342% due 12/15/2043		1,500	941
WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045		129	53
0.812% due 10/25/2045		67	28
0.832% due 01/25/2045		21	9
0.842% due 01/25/2045		21	9
1.062% due 12/25/2027		84	59
2.333% due 02/25/2047		874	269
3.033% due 08/25/2042		16	10
3.133% due 07/25/2046		430	219
3.705% due 02/27/2034		14	12
3.742% due 03/25/2034		137	98
4.499% due 06/25/2033		34	27
4.557% due 09/25/2033		3,213	2,803
5.414% due 02/25/2037		973	531
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.573% due 07/25/2046		153	48
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		265	257
4.750% due 10/25/2018		158	153
4.950% due 03/25/2036		345	218
5.068% due 04/25/2036		74	47

			25,839

MUNICIPAL BONDS & NOTES 2.3%
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		400	365
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		1,300	1,119
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039		200	177
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034		1,300	1,276
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		1,400	1,398
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)		600	230
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		1,300	776
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	25
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038		1,500	1,442
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	220
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	4

			7,032

	Shares
PIMCO FUNDS (e) 2.7%
Short-Term Floating NAV Portfolio		820,340	8,207

PREFERRED STOCKS 0.2%
DG Funding Trust
2.717% due 12/31/2049		58	581
SLM Corp.
2.090% due 03/15/2017		500	4
SLM Corp. CPI Linked
2.140% due 01/16/2018		3,100	25

			610

	Principal Amount (000s)
U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae
0.642% due 03/25/2034		$22	20
0.672% due 08/25/2034		13	12
0.722% due 10/27/2037		1,600	1,441
0.772% due 06/25/2044		12	12
4.347% due 11/01/2034		186	189
4.679% due 10/01/2034		15	16
4.934% due 12/01/2034		32	33
5.500% due 10/01/2016 - 05/01/2047		4,123	4,265
5.500% due 12/01/2036 (h)		3,197	3,322
5.870% due 02/01/2021		42	43
6.000% due 07/25/2044		77	80
Freddie Mac
0.786% due 02/15/2019		1,018	986
0.802% due 09/25/2031		54	49
1.056% due 04/15/2028		725	711
3.022% due 10/25/2044		118	115
3.750% due 03/27/2019		1,200	1,220
4.000% due 03/01/2010		319	321
4.500% due 02/15/2017 - 02/01/2018		1,376	1,420
4.823% due 02/01/2029		17	18
5.000% due 03/15/2017		197	202
5.328% due 04/01/2037		224	230
5.500% due 06/01/2036		1,097	1,142
6.000% due 04/15/2036 - 08/01/2038		2,018	2,114
Ginnie Mae
4.125% due 11/20/2024		5	5
6.000% due 09/20/2038 - 04/01/2039		35,724	37,317
6.500% due 04/01/2039		2,000	2,097

			57,380

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds
3.500% due 02/15/2039		3,900	3,866
6.125% due 11/15/2027		3,300	4,440
8.125% due 08/15/2019		6,600	9,574
U.S. Treasury Strips
0.000% due 08/15/2020		300	201
0.000% due 11/15/2021		600	380

			18,461

Total United States (Cost $253,723)			221,733

SHORT-TERM INSTRUMENTS 0.9%
Repurchase Agreements 0.2%
State Street Bank and Trust Co.
0.080% due 04/01/2009		644	644

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $660. Repurchase proceeds are $644.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.121% due 04/29/2009 (c)(f)(g)		350	350

U.S. TREASURY BILLS 0.6%
0.228% due 04/16/2009 - 06/04/2009 (c)(f)		1,760	1,760

Total Short-Term Instruments (Cost $2,754)			2,754

Purchased Options (j) 0.1% (Cost $103)			394
Total Investments 129.7% (Cost $428,950)			$388,214
Written Options (k) (0.4%) (Premiums $697)			(1,299)
Other Assets and Liabilities (Net) (29.3%)			(87,695)

Net Assets 100.0%			$299,220

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Security becomes interest bearing at a future date.

(e) The Global Bond Portfolio (Unhedged) is investing in shares of affiliated Funds.

(f) Securities with an aggregate market value of $1,540 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(g) Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery securities on March 31, 2009.

(h) Securities with an aggregate market value of $1,926 and cash of $1,348 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	46	$6
90-Day Euribor March Futures	Long	03/2011	15	0
90-Day Euribor September Futures	Long	09/2010	88	35
90-Day Eurodollar September Futures	Long	09/2010	30	2
Euro-Bobl June Futures	Long	06/2009	350	186
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2009	92	0
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 107.500	Long	06/2009	65	0
Japan Government 10-Year Bond June Futures	Long	06/2009	1	(11)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	23	33
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	82	32
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	139	77
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	27	13

				$373

(i) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Akzo Nobel NV	DUB	(0.290%)	06/20/2012	1.743%	EUR	200	$12	$0	$12
Alcan, Inc.	BCLY	(1.740%)	06/20/2015	1.879%		$1,000	7	0	7
Altria Group, Inc.	DUB	(1.455%)	03/20/2019	1.131%		1,000	(27)	0	(27)
American General Finance Corp.	MLP	(1.370%)	12/20/2017	36.326%		100	62	0	62
Amgen, Inc.	UBS	(1.000%)	06/20/2018	0.830%		2,000	(27)	0	(27)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	1.100%		100	1	0	1
Bank of America Corp.	BCLY	(1.700%)	12/20/2013	3.974%		200	17	0	17
Bank of America Corp.	DUB	(1.720%)	12/20/2013	3.974%		500	41	0	41
Bear Stearns Cos., Inc.	BNP	(2.180%)	03/20/2018	1.790%		600	(17)	0	(17)
Bear Stearns Cos., Inc.	CSFB	(0.760%)	12/20/2017	1.801%		1,000	72	0	72
Bear Stearns Cos., Inc.	RBS	(2.223%)	03/20/2018	1.790%		700	(22)	0	(22)
Block Financial LLC	BCLY	(1.030%)	03/20/2013	1.237%		2,000	15	0	15
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	1.534%		200	(7)	0	(7)
Citigroup, Inc.	BCLY	(3.600%)	12/20/2013	6.325%		100	9	0	9
Citigroup, Inc.	BOA	(0.940%)	06/20/2018	5.318%		2,000	488	0	488
Citigroup, Inc.	CSFB	(3.550%)	12/20/2013	6.325%		500	48	0	48
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	1.200%		1,000	18	0	18
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	4.225%		200	17	0	17
Compass Group PLC	MLP	(0.390%)	06/20/2012	0.842%	EUR	200	4	0	4
CSX Corp.	MLP	(0.230%)	03/20/2012	1.436%		$200	7	0	7
CVS Caremark Corp.	RBS	(0.550%)	09/20/2011	0.904%		200	2	0	2
Daimler Canada Finance, Inc.	RBC	(0.350%)	06/20/2009	2.840%		200	1	0	1
Daimler Finance N.A. LLC	CSFB	(0.380%)	06/20/2009	2.840%		200	1	0	1
Darden Restaurants, Inc.	CITI	(1.450%)	12/20/2017	1.472%		1,000	1	0	1
Deutsche Bank AG	BCLY	(0.760%)	09/20/2013	1.230%		100	2	0	2
Deutsche Bank AG	JPM	(0.970%)	06/20/2013	1.230%		1,600	16	0	16
DR Horton, Inc.	BNP	(4.030%)	06/20/2011	4.392%		200	1	0	1
Erac USA Finance Co.	JPM	(2.700%)	12/20/2012	6.920%		800	102	0	102
GATX Financial Corp.	RBS	(0.605%)	03/20/2012	4.951%		1,000	111	0	111
GlobalSantaFe Corp.	WAC	(0.520%)	06/20/2012	0.569%		100	0	0	0
Goldman Sachs Group, Inc.	BCLY	(1.520%)	06/20/2013	2.906%		100	5	0	5
H.J. Heinz Finance Co.	JPM	(0.370%)	03/20/2012	0.725%		100	1	0	1
Harris Corp.	BOA	(1.440%)	12/20/2017	1.866%		1,500	45	0	45
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	23.066%		200	76	0	76
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	23.066%		200	77	0	77
iStar Financial, Inc.	CSFB	(0.450%)	03/20/2012	52.623%		200	118	0	118
JCPenney Corp., Inc.	DUB	(0.270%)	03/20/2010	4.552%		200	8	0	8
JPMorgan Chase & Co.	BNP	(0.737%)	03/20/2018	1.790%		700	52	0	52
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.790%		700	53	0	53
JPMorgan Chase & Co.	RBC	(0.310%)	03/20/2016	2.902%		200	30	0	30
Koninklijke DSM NV	GSC	(0.365%)	06/20/2012	1.027%	EUR	200	5	0	5
Kraft Foods, Inc.	JPM	(0.170%)	06/20/2012	0.975%		$200	5	0	5
Lafarge S.A.	BOA	(1.690%)	09/20/2016	5.944%		2,000	403	0	403
Ltd. Brands, Inc.	JPM	(2.850%)	09/20/2017	4.328%		1,000	84	0	84
Marsh & McLennan Cos., Inc.	DUB	(0.590%)	09/20/2014	0.865%		1,000	14	0	14
Marsh & McLennan Cos., Inc.	DUB	(0.670%)	09/20/2014	0.865%		1,000	10	0	10
Masco Corp.	CSFB	(0.907%)	12/20/2016	4.632%		200	40	0	40
Merck & Co., Inc.	RBS	(0.550%)	03/20/2015	0.762%		200	2	0	2
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	3.755%		1,000	116	0	116
Morgan Stanley	DUB	(1.850%)	09/20/2018	3.139%		500	42	0	42
Morgan Stanley	JPM	(1.350%)	12/20/2015	3.448%		1,000	108	0	108
Morgan Stanley	RBS	(0.320%)	12/20/2016	3.307%		200	34	0	34
Nabors Industries, Inc.	CITI	(0.820%)	03/20/2018	2.938%		1,000	142	0	142
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	2.938%		1,000	155	0	155
Nabors Industries, Inc.	UBS	(1.050%)	03/20/2018	2.938%		2,100	265	0	265
Nationwide Health Properties, Inc.	JPM	(1.990%)	06/20/2015	6.565%		500	98	0	98
Newell Rubbermaid, Inc.	CITI	(0.130%)	06/20/2010	2.750%		200	6	0	6
Norfolk Southern Corp.	BCLY	(0.450%)	09/20/2014	0.811%		1,000	18	0	18
RadioShack Corp.	DUB	(1.400%)	06/20/2013	2.100%		600	16	0	16
RadioShack Corp.	GSC	(1.410%)	06/20/2013	2.100%		1,000	26	0	26
Rogers Wireless, Inc.	MSC	(0.540%)	12/20/2012	1.782%		200	9	0	9
Ryder System, Inc.	JPM	(0.460%)	12/20/2016	2.880%		200	29	0	29
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.596%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	2.800%		1,000	69	0	69
Smith Group PLC	RBS	(0.530%)	09/20/2010	1.481%	GBP	1,000	19	0	19
Sprint Nextel Corp.	JPM	(1.125%)	12/20/2016	6.690%		$200	54	0	54
Tate & Lyle International Finance PLC	BNP	(1.760%)	06/20/2011	2.050%		200	1	0	1
Time Warner, Inc.	BOA	(0.310%)	12/20/2011	1.007%		200	4	0	4
Time Warner, Inc.	BOA	(2.200%)	06/20/2019	2.170%		500	(1)	0	(1)
UBS Warburg LLC	BCLY	(2.250%)	03/20/2014	2.290%	EUR	800	1	0	1
UBS Warburg LLC	BNP	(2.980%)	03/20/2019	2.240%		$100	(6)	0	(6)
UBS Warburg LLC	BOA	(2.280%)	06/20/2018	2.240%		1,300	(5)	0	(5)
United Utilities PLC	DUB	(0.235%)	06/20/2012	0.836%	EUR	200	5	0	5
UST, Inc.	GSC	(0.720%)	03/20/2018	0.487%		$1,000	(19)	0	(19)
Vivendi	BNP	(1.742%)	06/20/2013	1.674%		300	(1)	0	(1)
Vivendi	BNP	(1.780%)	06/20/2013	1.674%		300	(1)	0	(1)
Vivendi	BNP	(1.820%)	06/20/2013	1.674%		300	(2)	0	(2)
Vivendi	DUB	(1.500%)	06/20/2018	1.416%		100	(1)	0	(1)
WPP Group PLC	BCLY	(3.750%)	06/20/2017	4.535%	GBP	1,000	60	0	60
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	9.586%		$100	21	0	21
Yum! Brands, Inc.	CITI	(0.950%)	03/20/2018	0.980%		700	1	0	1

							$3,245	$0	$3,245

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.793%	$1,400	$(148)	$0	$(148)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%	700	(9)	0	(9)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	1,100	(22)	0	(22)
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	900	4	0	4
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	400	(14)	0	(14)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	400	(14)	0	(14)

						$(203)	$0	$(203)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017		$11,517	$1,098	$34	$1,064
CDX.IG-8 10-Year Index	MLP	(0.600%)	06/20/2017		878	84	22	62
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017		3,123	280	13	267
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		1,854	166	69	97
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		2,440	107	(82)	189
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018		488	22	(7)	29
CDX.IG-11 5-Year Index	BCLY	(1.500%)	12/20/2013		6,400	231	187	44
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019		2,800	154	126	28
iTraxx Europe HVol 6 Index	JPM	(0.850%)	12/20/2016	EUR	700	123	(4)	127

						$2,265	$358	$1,907

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$500	$(413)	$(151)	$(262)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	500	(350)	(152)	(198)

					$(763)	$(303)	$(460)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR- FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$21	$1	$20
Pay	1-Month EUR- FRCPXTOB Index	1.950%	03/30/2012	RBS		600	12	0	12
Pay	1-Month EUR- FRCPXTOB Index	1.940%	04/10/2012	RBS		600	11	0	11
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	9,200	(1)	14	(15)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	DUB		12,600	(1)	6	(7)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	RBC		1,100	0	2	(2)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		8,100	0	14	(14)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(41)	(11)	(30)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		800	(55)	(15)	(40)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		3,300	(351)	(34)	(317)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		4,200	(446)	(62)	(384)
Pay	3-Month SEK- STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	11	(1)	12
Pay	3-Month SEK- STIBOR	4.500%	03/18/2014	GSC		2,000	23	(2)	25
Receive	3-Month USD- LIBOR	5.000%	12/17/2023	BOA		$900	(207)	9	(216)
Receive	3-Month USD- LIBOR	5.000%	12/17/2023	JPM		4,200	(965)	42	(1,007)
Receive	3-Month USD- LIBOR	5.000%	12/17/2023	RBS		4,200	(965)	34	(999)
Receive	3-Month USD- LIBOR	4.000%	06/17/2024	CSFB		1,600	(154)	(194)	40
Receive	3-Month USD- LIBOR	4.000%	06/17/2024	RBS		2,900	(278)	(351)	73
Receive	3-Month USD- LIBOR	3.000%	06/17/2029	CITI		4,400	164	48	116
Pay	6-Month EUR- LIBOR	3.000%	09/15/2011	DUB	EUR	2,100	16	6	10
Pay	6-Month EUR- LIBOR	3.000%	09/16/2011	BCLY		8,900	225	108	117
Pay	6-Month EUR- LIBOR	3.000%	09/16/2011	BNP		200	5	3	2
Pay	6-Month EUR- LIBOR	3.000%	09/16/2011	JPM		10,400	263	(2)	265
Receive	6-Month GBP- LIBOR	4.500%	03/18/2039	GSC	GBP	100	(17)	(3)	(14)
Receive	6-Month GBP- LIBOR	4.500%	03/18/2039	HSBC		100	(17)	(7)	(10)
Pay	6-Month JPY- LIBOR	1.500%	12/17/2013	RBS	JPY	4,500,000	1,093	1,012	81
Pay	6-Month JPY- LIBOR	1.500%	12/17/2013	UBS		150,000	36	28	8
Pay	6-Month JPY- LIBOR	1.500%	06/17/2018	UBS		120,000	24	49	(25)

							$(1,594)	$694	$(2,288)

(j) Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$80.000	05/22/2009	9	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	87.000	05/22/2009	107	2	2

				$2	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$19
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	6,900	81	373

							$86	$392

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD	$0.980	04/01/2009	EUR	42,000	$6	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 04/01/2039	$81.000	04/06/2009	$6,000	$1	$0
Put - OTC Fannie Mae 6.000% due 04/01/2039	86.000	04/06/2009	2,000	0	0
Put - OTC Fannie Mae 6.000% due 04/01/2039	90.000	04/06/2009	3,400	1	0
Put - OTC Freddie Mac 5.500% due 04/01/2039	81.000	04/06/2009	29,000	3	0
Put - OTC Ginnie Mae 6.000% due 04/01/2039	90.000	04/13/2009	34,000	4	0
Put - OTC Ginnie Mae 6.500% due 04/01/2039	92.000	04/13/2009	2,000	0	0

				$9	$0

(k) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	40	$18	$8
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	162	105	3
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	77	33	7

				$156	$18

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	1,000	$11	$1
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,500	46	310
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,500	46	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		900	9	1
Call - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		3,100	33	51
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		3,100	33	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$2,000	15	3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		1,400	6	4
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.200%	07/02/2009		3,100	7	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,400	7	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,700	14	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,700	14	0
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	19	3
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		4,900	165	705
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,300	11	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	14	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009		400	1	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		1,600	49	192

								$500	$1,275

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$7,000	$21	$2
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	3,000	15	4
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	3,000	5	0

				$41	$6

(l) Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	1.660%	10/02/2009	06/06/2008	$292	$237	0.08%

(m) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	3,916	04/2009	$0	$(21)	$(21)
Sell		HSBC	3,916	04/2009	0	0	0
Sell	AUD	DUB	1,838	04/2009	0	(108)	(108)
Buy		UBS	52	04/2009	0	0	0
Sell		BCLY	1,398	05/2009	6	0	6
Sell		UBS	3,092	05/2009	21	0	21
Sell	BRL	RBC	1,920	06/2009	194	0	194
Sell	CAD	BNP	26	04/2009	0	0	0
Buy		JPM	4,319	04/2009	0	(45)	(45)
Buy		RBS	200	04/2009	0	(4)	(4)
Sell		UBS	100	04/2009	0	(2)	(2)
Buy	CLP	BCLY	10,862	05/2009	0	0	0
Sell		CITI	10,300	05/2009	0	0	0
Sell		DUB	16,895	05/2009	0	0	0
Buy		HSBC	10,300	05/2009	2	0	2
Buy		JPM	6,033	05/2009	0	(2)	(2)
Sell		BCLY	10,862	11/2009	0	0	0
Buy		CITI	10,300	11/2009	0	0	0
Buy	CNY	BCLY	17,994	05/2009	19	(59)	(40)
Sell		BCLY	18,733	05/2009	0	(43)	(43)
Buy		CITI	13,310	05/2009	0	(87)	(87)
Sell		DUB	12,274	05/2009	0	(38)	(38)
Buy		HSBC	3,059	05/2009	0	(13)	(13)
Sell		HSBC	10,504	05/2009	5	(14)	(9)
Buy		JPM	15,770	05/2009	0	(93)	(93)
Sell		JPM	8,242	05/2009	0	(29)	(29)
Buy		MSC	2,632	05/2009	0	(16)	(16)
Sell		UBS	3,012	05/2009	0	(10)	(10)
Buy		BCLY	2,887	07/2009	0	(26)	(26)
Sell		BCLY	4,636	07/2009	0	(15)	(15)
Buy		DUB	6,540	07/2009	0	(56)	(56)
Buy		HSBC	1,671	07/2009	0	(14)	(14)
Buy		JPM	2,617	07/2009	0	(23)	(23)
Sell		JPM	9,078	07/2009	0	(35)	(35)
Buy		BCLY	552	09/2009	1	0	1
Buy		CITI	555	09/2009	1	0	1
Buy		DUB	2,633	09/2009	6	0	6
Sell		DUB	5,333	09/2009	0	(27)	(27)
Buy		HSBC	1,109	09/2009	3	0	3
Buy		JPM	483	09/2009	1	0	1
Buy		BCLY	2,548	05/2010	0	(39)	(39)
Sell		BCLY	5,414	05/2010	0	(41)	(41)
Buy		MLP	2,866	05/2010	0	(42)	(42)
Buy	DKK	UBS	13,098	06/2009	130	0	130
Sell	EUR	BCLY	14,379	04/2009	379	(56)	323
Buy		BNP	1,365	04/2009	11	(35)	(24)
Sell		BNP	81	04/2009	0	0	0
Buy		CITI	391	04/2009	0	(13)	(13)
Buy		CSFB	242	04/2009	3	0	3
Buy		DUB	254	04/2009	8	0	8
Buy		HSBC	51,598	04/2009	3,392	0	3,392
Buy		JPM	213	04/2009	8	0	8
Buy		MSC	162	04/2009	0	(5)	(5)
Buy		RBS	1,142	04/2009	1	(1)	0
Sell		RBS	71	04/2009	2	0	2
Buy		UBS	131	04/2009	7	0	7
Sell	GBP	BCLY	1,940	04/2009	37	0	37
Buy		BNP	798	04/2009	26	0	26
Buy		CITI	265	04/2009	0	(5)	(5)
Sell		CSFB	448	04/2009	0	(25)	(25)
Buy		DUB	571	04/2009	0	(8)	(8)
Sell		DUB	50	04/2009	1	0	1
Sell		GSC	685	04/2009	0	(18)	(18)
Buy		HSBC	172	04/2009	4	0	4
Buy		JPM	180	04/2009	0	(5)	(5)
Buy		MSC	2,169	04/2009	2	(25)	(23)
Buy		RBS	848	04/2009	9	0	9
Sell		RBS	201	04/2009	4	0	4
Sell		UBS	554	04/2009	23	0	23
Buy	INR	BCLY	650	04/2009	0	0	0
Sell		BOA	222	04/2009	0	0	0
Sell		CITI	227	04/2009	0	0	0
Sell		DUB	201	04/2009	0	0	0
Buy		BOA	227	07/2009	0	0	0
Buy		CITI	231	07/2009	0	0	0
Buy		DUB	200	07/2009	0	0	0
Sell	JPY	CITI	37,782	04/2009	4	0	4
Buy		BCLY	249,987	05/2009	0	(43)	(43)
Sell		BCLY	82,969	05/2009	0	0	0
Buy		BNP	4,286,533	05/2009	0	(748)	(748)
Sell		BNP	50,920	05/2009	3	0	3
Buy		DUB	185,109	05/2009	0	(43)	(43)
Sell		HSBC	124,023	05/2009	8	0	8
Buy		MSC	50,232	05/2009	0	(2)	(2)
Sell		UBS	134,997	05/2009	13	0	13
Buy		MSC	4,191,727	06/2009	0	(669)	(669)
Sell	KRW	BCLY	6,810	04/2009	0	0	0
Sell		BOA	5,105	04/2009	0	0	0
Buy	MXN	CITI	140	05/2009	0	(3)	(3)
Sell		CITI	140	05/2009	0	0	0
Buy		CITI	140	11/2009	0	0	0
Buy	MYR	BCLY	455	04/2009	0	(5)	(5)
Sell		BCLY	311	04/2009	0	0	0
Buy		BOA	385	04/2009	0	(4)	(4)
Buy		CITI	774	04/2009	0	(8)	(8)
Buy		HSBC	423	04/2009	0	(4)	(4)
Sell		JPM	1,205	04/2009	10	0	10
Buy		BCLY	313	08/2009	1	0	1
Sell		BCLY	774	08/2009	6	0	6
Sell	PHP	CITI	119	08/2009	0	0	0
Sell	PLN	DUB	1,610	05/2009	107	0	107
Buy		HSBC	1,694	05/2009	0	(264)	(264)
Sell		JPM	83	05/2009	5	0	5
Sell	RUB	BCLY	27,679	05/2009	20	0	20
Buy		HSBC	31,529	05/2009	0	(375)	(375)
Sell		HSBC	1,643	05/2009	4	0	4
Sell		JPM	2,207	05/2009	15	0	15
Buy	SAR	JPM	3,284	04/2009	0	(13)	(13)
Sell		JPM	3,284	04/2009	0	(2)	(2)
Buy	SEK	UBS	11,184	06/2009	144	0	144
Buy	SGD	CITI	58	04/2009	0	(2)	(2)
Sell		CITI	906	04/2009	2	0	2
Buy		DUB	59	04/2009	0	(1)	(1)
Buy		HSBC	59	04/2009	0	(2)	(2)
Buy		RBS	646	04/2009	0	(19)	(19)
Buy		UBS	74	04/2009	0	(1)	(1)
Sell	TWD	CITI	424	05/2009	0	0	0
Buy	ZAR	BCLY	97	05/2009	1	0	1
Sell		BCLY	97	05/2009	0	0	0
Buy		BCLY	97	11/2009	0	0	0

					$4,649	$(3,306)	$1,343

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$8,207	$378,480	$1,527	$388,214
Other Financial Instruments++	374	2,224	20	2,618

Total	$8,581	$380,704	$1,547	$390,832

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,704	$(143)	$4	$(16)	$(28)	$6	$1,527
Other Financial Instruments++	95	0	0	0	(53)	(22)	20

Total	$1,799	$(143)	$4	$(16)	$(81)	$(16)	$1,547

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$(2,820)
Foreign exchange contracts	1,343
Credit contracts	4,489
Equity contracts	0
Other contracts	0

Total	$3,012

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

March 31, 2009 (Unaudited)

	Shares		Value (000s)
PIMCO FUNDS (e) 7.7%
Short-Term Floating NAV Portfolio		2,359,870	$23,611

Total PIMCO Funds (Cost $23,609)			23,611

	Principal Amount (000s)
BANK LOAN OBLIGATIONS 5.9%
AES Corp.
15.430% due 03/31/2010		$2,000	1,800
ARAMARK Corp.
2.038% due 01/26/2014		30	26
3.334% due 01/26/2014		470	410
Biomet, Inc.
4.222% due 03/25/2015		1,000	904
Cengage Learning, Inc.
3.020% due 07/05/2014		2,068	1,407
Community Health Systems, Inc.
2.768% due 07/25/2014		126	109
3.506% due 07/25/2014		1,779	1,542
4.000% due 07/25/2014		49	42
CSC Holdings, Inc.
9.750% due 08/01/2013		500	456
Daimler Finance North America LLC
4.560% due 08/03/2012		3,140	1,694
First Data Corp.
3.268% due 09/24/2014		59	40
3.272% due 09/24/2014		931	631
Ford Motor Co.
3.560% due 12/16/2013		3,446	1,660
Freescale Semiconductor, Inc.
8.000% due 12/15/2014		167	87
HCA, Inc.
3.470% due 11/18/2013		3,816	3,256
Ineos Group Holdings PLC
7.001% due 10/07/2012		659	257
Roundy’s Supermarket, Inc.
3.250% due 10/27/2011		390	346
3.290% due 10/27/2011		487	431
Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014		5	3
4.018% due 10/10/2014		15	10
4.033% due 10/10/2014		1,970	1,305
Tribune Co.
5.000% due 06/04/2024 (a)		282	73
5.250% due 06/04/2024 (a)		1,358	306
Weather Investments II SARL
8.392% due 12/21/2011		634	616
Wrigley WM Jr. Co.
6.500% due 10/06/2014		494	489

Total Bank Loan Obligations (Cost $24,667)			17,900

CORPORATE BONDS & NOTES 65.4%
Banking & Finance 18.0%
AES Ironwood LLC
8.857% due 11/30/2025		2,261	2,001
AES Red Oak LLC
8.540% due 11/30/2019		1,096	1,003
American Express Bank FSB
5.500% due 04/16/2013		2,025	1,749
American Express Co.
7.000% due 03/19/2018		325	287
American International Group, Inc.
4.950% due 03/20/2012		925	453
5.375% due 10/18/2011		375	195
5.850% due 01/16/2018		1,200	471
8.175% due 05/15/2058		900	77
8.250% due 08/15/2018		5,525	2,368
Bank of America Corp.
8.000% due 12/29/2049		6,150	2,466
Barclays Bank PLC
6.050% due 12/04/2017		1,225	965
7.434% due 09/29/2049		1,100	458
7.700% due 04/29/2049		1,975	869
Bear Stearns Cos. LLC
6.400% due 10/02/2017		325	317
Caelus Re Ltd.
7.511% due 06/07/2011		250	236
CIT Group, Inc.
1.464% due 07/28/2011		1,000	642
5.400% due 03/07/2013		3,250	2,029
Citigroup Capital XXI
8.300% due 12/21/2057		1,675	808
Citigroup, Inc.
1.554% due 06/09/2016		550	275
5.500% due 04/11/2013		1,250	1,100
8.400% due 04/29/2049		4,150	2,350
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	869
El Paso Performance-Linked Trust
7.750% due 07/15/2011		850	819
Ford Motor Credit Co. LLC
4.010% due 01/13/2012		200	126
5.700% due 01/15/2010		425	364
7.000% due 10/01/2013		1,275	854
7.375% due 10/28/2009		2,125	1,906
8.000% due 12/15/2016		3,900	2,567
12.000% due 05/15/2015		250	190
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	810
General Electric Capital Corp.
6.875% due 01/10/2039		900	737
GMAC LLC
6.625% due 05/15/2012		225	124
6.750% due 12/01/2014		100	47
8.000% due 11/01/2031		2,325	865
Goldman Sachs Group, Inc.
1.677% due 03/22/2016		25	17
6.150% due 04/01/2018		675	618
6.750% due 10/01/2037		1,800	1,222
HBOS PLC
6.750% due 05/21/2018		900	695
JPMorgan Chase & Co.
7.900% due 04/29/2049		1,750	1,127
KRATON Polymers LLC
8.125% due 01/15/2014		750	236
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		775	97
6.625% due 01/18/2012 (a)		125	17
6.750% due 12/28/2017 (a)		1,250	0
6.875% due 05/02/2018 (a)		500	62
7.500% due 05/11/2038 (a)		1,025	0
Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		825	777
6.875% due 04/25/2018		2,250	1,764
Metropolitan Life Global Funding I
1.972% due 06/25/2010		300	275
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,400	511
Morgan Stanley
1.341% due 05/07/2010		100	93
1.574% due 10/15/2015		1,225	872
5.950% due 12/28/2017		1,000	910
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		600	403
NSG Holdings LLC
7.750% due 12/15/2025		1,875	1,491
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		250	110
7.640% due 03/31/2049		2,200	495
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,100	1,157
SLM Corp.
1.319% due 07/26/2010		400	284
5.000% due 10/01/2013		1,100	586
5.125% due 08/27/2012		325	175
8.450% due 06/15/2018		1,625	879
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049		400	325
Tenneco, Inc.
8.125% due 11/15/2015		1,300	266
TNK-BP Finance S.A.
6.625% due 03/20/2017		500	332
7.500% due 07/18/2016		1,000	730
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		675	591
UBS AG
5.750% due 04/25/2018		850	713
UBS Preferred Funding Trust V
6.243% due 05/29/2049		550	150
Universal City Development Partners
11.750% due 04/01/2010		525	452
Universal City Florida Holding Co. I & II
5.920% due 05/01/2010		175	62
8.375% due 05/01/2010		1,425	506
Ventas Realty LP
6.750% due 04/01/2017		420	361
7.125% due 06/01/2015		300	272
9.000% due 05/01/2012		525	526
Wells Fargo & Co.
7.980% due 02/28/2049		3,250	1,529
Wells Fargo Capital XIII
7.700% due 12/29/2049		1,050	501
Wells Fargo Capital XV
9.750% due 09/26/2044		1,800	1,315

			54,901

Industrials 33.6%
Actuant Corp.
6.875% due 06/15/2017		450	384
Allison Transmission, Inc.
11.000% due 11/01/2015		1,455	698
Altria Group, Inc.
9.250% due 08/06/2019		650	697
American Stores Co.
8.000% due 06/01/2026		1,100	946
AmeriGas Partners LP
7.125% due 05/20/2016		1,080	1,021
7.250% due 05/20/2015		1,050	992
Anadarko Petroleum Corp.
5.950% due 09/15/2016		950	820
ARAMARK Corp.
4.670% due 02/01/2015		450	345
8.500% due 02/01/2015		1,550	1,434
ArvinMeritor, Inc.
8.125% due 09/15/2015		2,165	725
8.750% due 03/01/2012		1,550	566
Berry Plastics Corp.
5.844% due 02/15/2015		2,125	1,551
Biomet, Inc.
10.375% due 10/15/2017 (c)		2,940	2,499
11.625% due 10/15/2017		3,740	3,319
Cascades, Inc.
7.250% due 02/15/2013		1,425	802
Celestica, Inc.
7.875% due 07/01/2011		1,000	980
Chart Industries, Inc.
9.125% due 10/15/2015		425	312
Chesapeake Energy Corp.
6.625% due 01/15/2016		500	419
6.875% due 01/15/2016		100	84
7.000% due 08/15/2014		315	279
7.250% due 12/15/2018		250	207
7.500% due 06/15/2014		325	295
9.500% due 02/15/2015		2,475	2,419
Colorado Interstate Gas Co.
5.950% due 03/15/2015		300	272
Community Health Systems, Inc.
8.875% due 07/15/2015		3,025	2,874
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		425	338
7.750% due 05/15/2017		860	662
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		501	444
7.373% due 06/15/2017		216	134
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		950	119
CSC Holdings, Inc.
6.750% due 04/15/2012		475	460
7.625% due 04/01/2011		1,650	1,646
7.625% due 07/15/2018		1,725	1,561
7.875% due 02/15/2018		450	414
8.500% due 04/15/2014		400	396
8.500% due 06/15/2015		725	712
DaVita, Inc.
6.625% due 03/15/2013		650	634
7.250% due 03/15/2015		975	942
Dex Media West LLC
9.875% due 08/15/2013		2,070	419
DISH DBS Corp.
6.625% due 10/01/2014		1,025	920
7.125% due 02/01/2016		4,205	3,784
Dynegy Holdings, Inc.
7.125% due 05/15/2018		250	134
7.625% due 10/15/2026		325	141
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		772	741
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		1,250	947
El Paso Corp.
7.000% due 06/15/2017		475	407
7.250% due 06/01/2018		600	513
7.800% due 08/01/2031		750	565
8.050% due 10/15/2030		780	600
Enterprise Products Operating LLC
8.375% due 08/01/2066		3,810	2,556
Ferrellgas Partners LP
8.870% due 08/01/2009 (l)		1,200	1,173
First Data Corp.
9.875% due 09/24/2015		3,275	1,932
Ford Motor Co.
9.215% due 09/15/2021		200	59
Freeport-McMoRan Copper & Gold, Inc.
7.084% due 04/01/2015		550	453
8.250% due 04/01/2015		555	532
8.375% due 04/01/2017		500	468
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		1,275	274
9.125% due 12/15/2014 (c)		1,025	82
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,000	1,018
General Motors Corp.
7.400% due 09/01/2025		50	6
7.700% due 04/15/2016		1,700	212
8.250% due 07/15/2023		475	58
Georgia-Pacific LLC
7.000% due 01/15/2015		1,500	1,410
7.125% due 01/15/2017		375	349
7.250% due 06/01/2028		150	105
7.375% due 12/01/2025		4,520	3,277
8.000% due 01/15/2024		1,775	1,420
8.875% due 05/15/2031		200	161
Goodyear Tire & Rubber Co.
6.318% due 12/01/2009		450	432
9.000% due 07/01/2015		625	484
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016		2,561	499
HCA, Inc.
7.190% due 11/15/2015		180	123
9.125% due 11/15/2014		750	707
9.250% due 11/15/2016		4,780	4,362
Ineos Group Holdings PLC
7.001% due 10/07/2012		80	31
Intergen NV
9.000% due 06/30/2017		1,855	1,688
JET Equipment Trust
7.630% due 08/15/2012 (a)		152	5
10.000% due 06/15/2012 (a)		478	258
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		1,000	915
Kerr-McGee Corp.
6.950% due 07/01/2024		625	480
Legrand France S.A.
8.500% due 02/15/2025		975	824
Mattel, Inc.
1.720% due 06/15/2009		500	500
Nalco Co.
7.750% due 11/15/2011		95	94
8.875% due 11/15/2013		1,300	1,254
New Albertson’s, Inc.
7.450% due 08/01/2029		2,415	2,017
Newfield Exploration Co.
6.625% due 09/01/2014		100	91
7.125% due 05/15/2018		1,075	957
Norampac Industries, Inc.
6.750% due 06/01/2013		875	394
Nortel Networks Ltd.
9.002% due 07/15/2011 (a)		795	131
10.125% due 07/15/2013 (a)		835	161
Northwest Pipeline GP
7.125% due 12/01/2025		500	467
NPC International, Inc.
9.500% due 05/01/2014		1,550	1,217
OPTI Canada, Inc.
8.250% due 12/15/2014		1,055	477
Pfizer, Inc.
7.200% due 03/15/2039		850	916
Quebecor Media, Inc.
7.750% due 03/15/2016		2,650	2,027
Range Resources Corp.
7.500% due 10/01/2017		275	252
Reynolds American, Inc.
7.750% due 06/01/2018		375	331
RH Donnelley Corp.
6.875% due 01/15/2013		250	15
8.875% due 01/15/2016		671	42
8.875% due 10/15/2017		700	42
RH Donnelley, Inc.
11.750% due 05/15/2015		1,450	196
Roche Holdings, Inc.
6.000% due 03/01/2019		700	722
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,296
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013		600	327
7.000% due 06/15/2013		250	142
7.250% due 06/15/2016		250	119
7.250% due 03/15/2018		200	93
SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		3,550	2,325
Sanmina-SCI Corp.
8.125% due 03/01/2016		735	261
SemGroup LP
8.750% due 11/15/2015 (a)		2,750	110
Sensata Technologies BV
8.000% due 05/01/2014		2,175	663
Service Corp. International
7.625% due 10/01/2018		425	368
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	74
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	285
Sonat, Inc.
7.000% due 02/01/2018		500	420
7.625% due 07/15/2011		1,450	1,408
Southern Natural Gas Co.
5.900% due 04/01/2017		175	153
Suburban Propane Partners LP
6.875% due 12/15/2013		725	692
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,341	2,923
Tennessee Gas Pipeline Co.
7.500% due 04/01/2017		100	97
TRW Automotive, Inc.
7.000% due 03/15/2014		2,125	903
7.250% due 03/15/2017		1,030	433
United Airlines, Inc.
6.201% due 12/31/2049		5	5
6.602% due 03/01/2015		11	10
United Rentals North America, Inc.
6.500% due 02/15/2012		1,510	1,216
Unitymedia GmbH
10.375% due 02/15/2015		750	686
Verso Paper Holdings LLC
9.125% due 08/01/2014		1,725	656
Videotron Ltee
9.125% due 04/15/2018		200	204
West Corp.
9.500% due 10/15/2014		1,000	701
Willamette Industries, Inc.
6.450% due 08/19/2009		550	554
Williams Cos., Inc.
7.625% due 07/15/2019		225	211
7.750% due 06/15/2031		200	162
Williams Partners LP
7.250% due 02/01/2017		425	362
Windstream Corp.
7.000% due 03/15/2019		300	266
8.625% due 08/01/2016		2,660	2,627
Wynn Las Vegas LLC
6.625% due 12/01/2014		825	627

			102,608

Utilities 13.8%
AES Corp.
9.750% due 04/15/2016 (b)		525	496
Energy Future Holdings Corp.
10.875% due 11/01/2017		5,245	3,409
11.250% due 11/01/2017 (c)		275	118
Frontier Communications Corp.
6.625% due 03/15/2015		1,000	850
7.000% due 11/01/2025		725	413
7.125% due 03/15/2019		1,125	889
7.450% due 07/01/2035		250	138
9.000% due 08/15/2031		1,025	709
Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)		950	33
9.750% due 05/01/2013 (a)		750	15
Homer City Funding LLC
8.734% due 10/01/2026		722	588
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,225	1,880
Knight, Inc.
5.150% due 03/01/2015		250	211
Midwest Generation LLC
8.560% due 01/02/2016		3,339	3,097
NGPL PipeCo. LLC
7.119% due 12/15/2017		1,375	1,263
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	755
NRG Energy, Inc.
7.250% due 02/01/2014		750	707
7.375% due 02/01/2016		3,790	3,534
7.375% due 01/15/2017		1,575	1,469
PSEG Energy Holdings LLC
8.500% due 06/15/2011		2,550	2,522
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		425	417
Qwest Communications International, Inc.
7.500% due 02/15/2014		897	780
Qwest Corp.
8.875% due 03/15/2012		4,075	4,044
Reliant Energy, Inc.
6.750% due 12/15/2014		1,675	1,549
Sithe Independence Funding Corp.
9.000% due 12/30/2013		421	387
Sprint Capital Corp.
6.375% due 05/01/2009		250	250
6.900% due 05/01/2019		4,050	2,876
7.625% due 01/30/2011		300	279
8.375% due 03/15/2012		325	294
8.750% due 03/15/2032		950	641
Sprint Nextel Corp.
6.000% due 12/01/2016		3,080	2,218
Telesat Canada
11.000% due 11/01/2015		2,040	1,703
12.500% due 11/01/2017		400	298
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,043	1,586
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015		1,700	859
10.500% due 11/01/2016 (c)		975	366
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		600	582

			42,225

Total Corporate Bonds & Notes (Cost $273,993)			199,734

CONVERTIBLE BONDS & NOTES 2.5%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		475	180
Chesapeake Energy Corp.
2.250% due 12/15/2038		3,355	1,745
2.500% due 05/15/2037		250	166
CMS Energy Corp.
2.875% due 12/01/2024		1,000	1,049
Mylan, Inc.
1.250% due 03/15/2012		700	603
National City Corp.
4.000% due 02/01/2011		1,025	939
Nortel Networks Corp.
2.125% due 04/15/2014 (a)		1,000	152
Prudential Financial, Inc.
0.000% due 12/15/2037		1,025	1,015
Qwest Communications International, Inc.
3.500% due 11/15/2025		850	788
Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012		650	590
Transocean Ltd.
1.625% due 12/15/2037		375	346
U.S. Bancorp
0.704% due 12/11/2035		225	200

Total Convertible Bonds & Notes (Cost $9,997)			7,773

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		400	17

Total Municipal Bonds & Notes (Cost $36)			17

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
6.000% due 09/01/2038 - 10/01/2038		25,080	26,228

Total U.S. Government Agencies (Cost $26,078)			26,228

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
3.500% due 02/15/2039		4,200	4,163

Total U.S. Treasury Obligations (Cost $4,090)			4,163

MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Assets
0.712% due 05/25/2046		163	57
0.712% due 09/25/2046		61	23
0.732% due 10/25/2046		153	50
2.333% due 02/25/2047		84	25
2.553% due 11/25/2046		733	218
6.250% due 06/25/2037		347	186
American Home Mortgage Investment Trust
5.660% due 09/25/2045		48	26
Bear Stearns Adjustable Rate Mortgage Trust
5.473% due 05/25/2047		171	88
Chase Mortgage Finance Corp.
5.428% due 03/25/2037		72	37
Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034		28	22
5.664% due 07/25/2046		63	31
6.008% due 09/25/2037		262	131
Countrywide Alternative Loan Trust
0.712% due 09/25/2046		86	31
0.740% due 12/20/2046		376	122
0.755% due 07/20/2046		135	49
0.852% due 11/20/2035		53	21
0.892% due 02/25/2037		724	238
2.633% due 12/25/2035		83	36
5.895% due 02/25/2037		152	78
6.000% due 11/25/2036		74	37
6.000% due 01/25/2037		234	128
Countrywide Home Loan Mortgage Pass-Through Trust
5.760% due 05/20/2036		950	453
CS First Boston Mortgage Securities Corp.
5.435% due 09/15/2034		366	356
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		1,400	1,056
GSR Mortgage Loan Trust
5.178% due 01/25/2036		71	39
Harborview Mortgage Loan Trust
0.736% due 07/19/2046		139	51
0.756% due 09/19/2046		62	24
2.483% due 12/19/2036		65	21
5.750% due 08/19/2036		124	52
Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047		88	31
Indymac Index Mortgage Loan Trust
0.712% due 09/25/2046		132	49
0.722% due 06/25/2047		62	22
5.572% due 11/25/2035		460	246
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		59	46
LB-UBS Commercial Mortgage Trust
6.510% due 12/15/2026		190	191
Luminent Mortgage Trust
0.692% due 12/25/2036		81	28
0.702% due 12/25/2036		66	21
MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046		45	16
Merrill Lynch Mortgage Investors, Inc.
7.560% due 11/15/2031		64	64
Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037		75	54
Residential Accredit Loans, Inc.
0.852% due 03/25/2037		459	167
Structured Asset Mortgage Investments, Inc.
0.702% due 09/25/2047		89	44
0.712% due 07/25/2046		155	63
0.742% due 05/25/2046		64	23
0.742% due 09/25/2047		1,000	160
Suntrust Alternative Loan Trust
0.872% due 04/25/2036		256	101
WaMu Mortgage Pass-Through Certificates
2.333% due 02/25/2047		146	45
2.333% due 03/25/2047		154	49
2.393% due 04/25/2047		79	31
2.453% due 12/25/2046		70	22
5.307% due 01/25/2037		71	35
5.414% due 02/25/2037		162	89
5.588% due 12/25/2036		81	41
5.653% due 05/25/2037		82	44
5.695% due 02/25/2037		78	41
5.845% due 02/25/2037		77	45
5.930% due 09/25/2036		63	35
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046		63	24
Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		75	40

Total Mortgage-Backed Securities (Cost $7,552)			5,553

ASSET-BACKED SECURITIES 0.2%
Lehman XS Trust
0.772% due 08/25/2046		601	61
Massachusetts Educational Financing Authority
2.109% due 04/25/2038		189	160
MASTR Asset-Backed Securities Trust
0.732% due 11/25/2036		100	30
Structured Asset Securities Corp.
0.672% due 05/25/2037		272	146
0.822% due 06/25/2035		508	178

Total Asset-Backed Securities (Cost $940)			575

FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%
American International Group, Inc.
5.950% due 10/04/2010	GBP	1,000	825
Bombardier, Inc.
7.250% due 11/15/2016	EUR	400	354
Chesapeake Energy Corp.
6.250% due 01/15/2017		625	619
Credit Agricole S.A.
4.130% due 11/29/2049		150	82
Intesa Sanpaolo SpA
8.047% due 06/29/2049		400	276
Lighthouse International Co. S.A.
8.000% due 04/30/2014		945	483
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,500	1,684
RBS Capital Trust A
6.467% due 12/29/2049		350	191
Royal Bank of Scotland Group PLC
19.890% due 04/06/2011	GBP	469	269
Sensata Technologies BV
11.250% due 01/15/2014	EUR	900	215
Societe Generale
6.999% due 12/29/2049		150	99
UBS AG
7.152% due 12/29/2049		600	343
UPC Broadband Holding BV
3.545% due 12/31/2014		942	945
UPC Holding BV
7.750% due 01/15/2014		600	670
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		500	588

Total Foreign Currency-Denominated Issues (Cost $12,131)			7,643

	Shares
CONVERTIBLE PREFERRED STOCKS 0.9%
American International Group, Inc.
8.500% due 08/01/2011		17,300	94
Bank of America Corp.
7.250% due 12/31/2049		1,250	531
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		3,800	245
General Motors Corp.
5.250% due 03/06/2032		83,200	234
Wells Fargo & Co.
7.500% due 12/31/2049		3,200	1,533

Total Convertible Preferred Stocks (Cost $5,298)			2,637

PREFERRED STOCKS 0.0%
Merrill Lynch & Co., Inc.
2.376% due 05/20/2009		5,900	51

Total Preferred Stocks (Cost $289)			51

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.2%
Certificates Of Deposit 0.4%
Unicredito Italiano NY
1.156% due 05/15/2009		$300	300
1.156% due 05/18/2009		900	900

			1,200

Commercial Paper 0.5%
Ford Motor Credit Co. LLC
5.544% due 04/15/2009		1,675	1,656

Repurchase Agreements 0.9%
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		1,000	1,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $1,021. Repurchase proceeds are $1,000.)
0.190% due 04/01/2009		1,000	1,000
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $1,024. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.080% due 04/01/2009		700	700
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $715. Repurchase proceeds are $700.)

			2,700

U.S. Treasury Bills 3.4%
0.428% due 04/02/2009 - 06/11/2009 (d)(f)		10,220	10,219

Total Short-Term Instruments (Cost $15,779)			15,775

Purchased Options (j) 5.1% (Cost $2,491)			15,474
Total Investments 107.2% (Cost $406,950)			$327,134
Written Options (k) (0.1%) (Premiums $362)			(331)
Other Assets and Liabilities (Net) (7.1%)			(21,728)

Net Assets 100.0%			$305,075

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) The High Yield Portfolio is investing in shares of affiliated Funds.

(f) Securities with an aggregate market value of $10,059 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(g) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $3,013 at a weighted average interest rate of 2.840%. On March 31, 2009, there were no open reverse repurchase agreements.

(h) Cash of $934 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	26	$138
90-Day Eurodollar June Futures	Long	06/2010	26	109
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	23	65
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	242	2,283
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	40	221

				$2,816

(i) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	CITI	(5.000%)	03/20/2012	30.070%	$300	$133	$174	$(41)
Advanced Micro Devices, Inc.	CITI	(5.000%)	12/20/2013	27.154%	175	85	89	(4)
Anadarko Petroleum Corp.	DUB	(2.750%)	06/20/2014	2.500%	625	(7)	0	(7)
Freescale Semiconductor, Inc.	CITI	(5.000%)	03/20/2014	54.102%	200	142	142	0

						$353	$405	$(52)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	03/20/2014	7.988%	$1,000	$(104)	$(94)	$(10)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	1,150	(96)	(105)	9
El Paso Corp.	BCLY	5.000%	03/20/2014	7.148%	1,000	(78)	(88)	10
El Paso Corp.	CITI	5.000%	03/20/2014	7.148%	500	(38)	(37)	(1)
General Electric Capital Corp.	CITI	4.100%	12/20/2013	7.440%	900	(100)	0	(100)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	7.360%	1,100	(157)	0	(157)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	7.683%	550	(54)	(56)	2
GMAC LLC	DUB	5.000%	03/20/2012	19.549%	200	(58)	(31)	(27)
GMAC LLC	MSC	6.560%	12/20/2012	18.663%	1,500	(422)	0	(422)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	11.125%	500	(113)	0	(113)
HCA, Inc.	BOA	5.000%	03/20/2014	9.992%	1,000	(136)	(150)	14
NRG Energy, Inc.	GSC	4.200%	09/20/2013	5.627%	100	(5)	0	(5)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	7.141%	600	(67)	0	(67)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	750	(278)	(83)	(195)
SLM Corp.	JPM	7.600%	03/20/2011	35.180%	800	(243)	0	(243)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	1,000	3	0	3

						$(1,946)	$(644)	$(1,302)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	$3,500	$(617)	$0	$(617)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	585	(25)	0	(25)
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	2,100	(940)	0	(940)
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,070	3	0	3
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	7,700	(278)	(65)	(213)

					$(1,857)	$(65)	$(1,792)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(543)	$(75)	$(468)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(53)	(25)	(28)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(154)	(25)	(129)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	60	12	48
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	74	8	66
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	60	12	48
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$10,700	(3,696)	(342)	(3,354)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,700	(933)	41	(974)

							$(5,185)	$(394)	$(4,791)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	SandRidge Energy, Inc.	25,000	0.724%	$181	04/23/2009	MLP	$(16)

(6) Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$51,000	$495	$2,761
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	120,000	1,068	7,447
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	33,300	364	2,066
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	59,100	564	3,200

							$2,491	$15,474

(k) Written options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	900	$10	$15
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		900	9	0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$4,000	8	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		4,000	21	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,200	4	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,200	11	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,200	13	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,100	7	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,100	11	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009		4,800	88	204
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009		4,800	91	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,400	8	1

								$281	$221

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$169	$81	$110

(l) Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$473	$444	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,210	1,173	0.38%

				$1,683	$1,617	0.53%

(m) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	1,273	07/2009	$0	$(12)	$(12)
Buy		DUB	3,949	07/2009	0	(34)	(34)
Buy		HSBC	2,612	07/2009	0	(17)	(17)
Buy		JPM	5,323	07/2009	0	(46)	(46)
Sell	EUR	GSC	453	04/2009	0	(8)	(8)
Buy		HSBC	140	04/2009	0	(5)	(5)
Sell		HSBC	5,573	04/2009	0	(366)	(366)
Buy		MSC	67	04/2009	0	(2)	(2)
Buy		RBS	138	04/2009	0	(4)	(4)
Buy		UBS	138	04/2009	0	(3)	(3)
Sell	GBP	DUB	608	04/2009	9	0	9
Sell		MSC	1,017	04/2009	12	0	12
Buy		UBS	207	04/2009	0	(8)	(8)
Buy	MYR	BCLY	735	04/2009	0	(8)	(8)
Sell		BCLY	2,492	04/2009	30	0	30
Buy		BOA	631	04/2009	0	(7)	(7)
Buy		CITI	1,266	04/2009	0	(13)	(13)
Buy		HSBC	1,426	04/2009	0	(9)	(9)
Sell		JPM	1,565	04/2009	24	0	24
Buy	PHP	BCLY	1,471	05/2009	1	0	1
Buy		CITI	35,783	05/2009	2	(4)	(2)
Sell		CITI	47,924	05/2009	0	(60)	(60)
Buy		JPM	10,670	05/2009	0	0	0
Buy	RUB	BCLY	32,060	05/2009	0	(326)	(326)
Sell		BCLY	4,407	05/2009	4	0	4
Buy		DUB	35,437	05/2009	0	(421)	(421)
Sell		DUB	29,676	05/2009	75	0	75
Sell		HSBC	15,913	05/2009	54	0	54
Sell		JPM	17,501	05/2009	32	0	32
Buy	SGD	CITI	803	04/2009	0	(22)	(22)
Sell		CITI	1,775	04/2009	41	0	41
Buy		DUB	516	04/2009	0	(11)	(11)
Buy		HSBC	205	04/2009	0	(5)	(5)
Buy		UBS	251	04/2009	0	(5)	(5)
Sell		CITI	304	07/2009	12	0	12
Buy		HSBC	304	07/2009	0	(10)	(10)

					$296	$(1,406)	$(1,110)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$26,013	$298,920	$2,201	$327,134
Other Financial Instruments++	2,816	(9,394)	0	(6,578)

Total	$28,829	$289,526	$2,201	$320,556

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$3,029	$(109)	$21	$7	$(578)	$(169)	$2,201
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$3,029	$(109)	$21	$7	$(578)	$(169)	$2,201

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o) Fair Value of Derivative Instruments as of March 31, 2009 ^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$13,278
Foreign exchange contracts	(1,110)
Credit contracts	(3,146)
Equity contracts	(126)
Other contracts	0

Total	$8,896

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Portfolio

March 31, 2009 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 0.1%
Short-Term Floating NAV Portfolio	10,029	$100

Total PIMCO Funds (Cost $100)		100

	Principal Amount (000s)
CORPORATE BONDS & NOTES 6.9%
Banking & Finance 5.9%
American International Group, Inc.
8.250% due 08/15/2018	$200	86
Bank of America N.A.
1.777% due 06/23/2010	1,500	1,389
Caterpillar Financial Services Corp.
1.976% due 06/24/2011	1,100	1,036
CIT Group, Inc.
1.358% due 08/17/2009	300	268
Citigroup Funding, Inc.
2.291% due 05/07/2010	700	629
Credit Suisse USA, Inc.
0.625% due 11/20/2009	300	296
1.331% due 11/20/2009	400	395
Goldman Sachs Group, Inc.
1.416% due 02/06/2012	700	605
JPMorgan Chase Capital XX
6.550% due 09/29/2036	200	129
Morgan Stanley
3.338% due 05/14/2010	700	682
U.S. Trade Funding Corp.
4.260% due 11/15/2014	534	579
Wachovia Bank N.A.
2.138% due 05/14/2010	700	677
Wachovia Corp.
1.311% due 12/01/2009	700	690
Wells Fargo & Co.
1.287% due 03/23/2010	400	390

		7,851

Industrials 1.0%
United Technologies Corp.
6.125% due 07/15/2038	700	714
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	400	406
Walt Disney Co.
1.392% due 09/10/2009	100	100

		1,220

Total Corporate Bonds & Notes (Cost $9,623)		9,071

MUNICIPAL BONDS & NOTES 1.5%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	299
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	141
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	500	472
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	300	283
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	586
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	22
Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	200	193

Total Municipal Bonds & Notes (Cost $2,042)		1,996

U.S. GOVERNMENT AGENCIES 46.5%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	3,300	1,705
0.582% due 07/25/2037	160	141
1.012% due 08/25/2021	15	14
1.162% due 08/25/2022	7	7
1.422% due 04/25/2032	22	22
1.462% due 04/25/2021	9	9
4.250% due 05/25/2037	54	46
4.500% due 08/25/2018 - 09/01/2035	663	682
4.774% due 01/01/2033	17	18
5.000% due 11/01/2019 - 08/25/2033	659	677
5.375% due 02/25/2022 - 04/11/2022	1,350	1,394
5.500% due 09/25/2024 - 06/25/2037	576	600
5.625% due 07/15/2037	1,100	1,234
5.800% due 02/09/2026	500	520
5.820% due 04/01/2026	925	970
6.000% due 01/25/2036	525	554
6.080% due 09/01/2028	64	78
6.500% due 07/25/2031	661	708
Farmer Mac
7.320% due 07/25/2011	105	105
Federal Farm Credit Bank
5.050% due 03/28/2019	400	429
5.150% due 03/25/2020	250	270
5.160% due 03/14/2022	2,400	2,587
Federal Home Loan Bank
5.000% due 12/21/2015	12,000	13,416
5.250% due 09/12/2014	1,400	1,580
5.500% due 07/15/2036	200	230
6.000% due 02/12/2021	50	59
6.125% due 06/08/2018	80	96
Federal Housing Administration
6.896% due 07/01/2020	311	310
Financing Corp.
10.700% due 10/06/2017	650	1,006
Freddie Mac
0.786% due 02/15/2019	582	563
0.956% due 01/15/2033	71	70
1.262% due 02/15/2027	14	14
1.562% due 02/15/2021	16	16
3.022% due 10/25/2044	94	92
4.000% due 06/15/2032	303	265
4.500% due 05/15/2025	1,000	1,032
5.000% due 04/18/2017 - 09/15/2035	2,200	2,362
5.400% due 03/17/2021	1,000	1,073
5.500% due 11/15/2023 - 06/15/2034	1,728	1,822
5.625% due 11/23/2035	600	620
6.000% due 05/15/2036	3,554	3,695
7.000% due 07/15/2023 - 12/01/2031	47	51
8.250% due 06/01/2016	350	417
Ginnie Mae
4.625% due 08/20/2030	10	10
5.500% due 01/20/2036	595	615
6.000% due 08/20/2033	1,397	1,481
Overseas Private Investment Corp.
4.736% due 03/15/2022	369	360
Private Export Funding Corp.
5.000% due 12/15/2016	500	562
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	14,100	8,624
Small Business Administration
5.240% due 08/01/2023	595	629
5.290% due 12/01/2027	561	606
Tennessee Valley Authority
4.500% due 04/01/2018	700	726
4.875% due 01/15/2048	800	763
5.375% due 04/01/2056	1,000	1,056
5.500% due 07/18/2017 - 06/15/2038	4,300	4,737

Total U.S. Government Agencies (Cost $57,426)		61,728

U.S. TREASURY OBLIGATIONS 56.1%
Treasury Inflation Protected Securities (a)
1.625% due 01/15/2015	442	448
2.000% due 01/15/2026	426	422
2.375% due 01/15/2025	3,243	3,378
2.375% due 01/15/2027	525	549
U.S. Treasury Bonds
5.250% due 11/15/2028	300	369
5.375% due 02/15/2031	300	379
5.500% due 08/15/2028	500	632
6.000% due 02/15/2026	2,200	2,899
6.250% due 08/15/2023	1,000	1,316
7.125% due 02/15/2023	1,200	1,688
7.250% due 08/15/2022	800	1,131
8.000% due 11/15/2021	8,900	13,175
8.125% due 05/15/2021	900	1,334
8.125% due 08/15/2021	2,300	3,421
8.500% due 02/15/2020	800	1,195
8.750% due 08/15/2020	600	916
U.S. Treasury Strips
0.000% due 11/15/2019	2,000	1,403
0.000% due 05/15/2020	8,600	5,866
0.000% due 08/15/2020	5,700	3,827
0.000% due 05/15/2021	1,800	1,167
0.000% due 11/15/2021	19,810	12,555
0.000% due 08/15/2022	4,200	2,578
0.000% due 02/15/2026	2,000	1,077
0.000% due 08/15/2026	1,400	722
0.000% due 11/15/2026	7,700	3,932
0.000% due 11/15/2027	9,100	4,504
0.000% due 02/15/2028	4,900	2,370
0.000% due 11/15/2028	200	95
0.000% due 08/15/2029	700	324
0.000% due 02/15/2033	1,700	681

Total U.S. Treasury Obligations (Cost $71,538)		74,353

MORTGAGE-BACKED SECURITIES 7.7%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	319
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	600
Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	444	302
4.750% due 10/25/2035	700	515
5.031% due 04/25/2033	363	306
5.299% due 04/25/2033	86	83
5.395% due 02/25/2034	66	45
5.435% due 01/25/2034	44	33
Countrywide Alternative Loan Trust
0.732% due 05/25/2035	130	56
5.500% due 10/25/2033	1,352	1,065
Countrywide Home Loan Mortgage Pass-Through Trust
0.842% due 03/25/2035	235	101
0.862% due 06/25/2035	2,047	1,207
CS First Boston Mortgage Securities Corp.
4.878% due 07/25/2033	66	55
4.990% due 11/25/2032	12	12
First Horizon Asset Securities, Inc.
4.738% due 12/25/2033	78	59
First Republic Mortgage Loan Trust
0.906% due 11/15/2031	165	132
GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	76	44
GS Mortgage Securities Corp. II
0.608% due 03/06/2020	152	107
5.560% due 11/10/2039	3,000	2,263
Harborview Mortgage Loan Trust
0.686% due 04/19/2038	135	47
0.776% due 05/19/2035	97	36
5.221% due 07/19/2035	163	79
Impac CMB Trust
5.749% due 09/25/2034	515	469
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	600	426
MASTR Asset Securitization Trust
5.500% due 09/25/2033	371	341
Residential Accredit Loans, Inc.
0.922% due 01/25/2033	28	23
0.922% due 03/25/2033	70	63
6.000% due 06/25/2036	235	101
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	51	46
Sequoia Mortgage Trust
0.895% due 07/20/2033	202	154
Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	306	107
Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	244	226
0.976% due 10/19/2033	61	44
1.216% due 09/19/2032	221	167
Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	66	46
5.572% due 10/15/2048	300	219
WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	93	38
2.633% due 08/25/2046	616	201
3.033% due 08/25/2042	8	5
3.955% due 10/25/2046	168	66
Washington Mutual MSC Mortgage Pass-Through Certificates
4.665% due 05/25/2033	16	9
4.773% due 02/25/2031	13	12
5.610% due 02/25/2033	6	5
5.667% due 02/25/2033	7	5

Total Mortgage-Backed Securities (Cost $14,591)		10,239

ASSET-BACKED SECURITIES 4.0%
Argent Securities, Inc.
0.572% due 10/25/2036	39	38
Bear Stearns Asset-Backed Securities Trust
1.022% due 11/25/2042	178	124
Chase Credit Card Master Trust
0.726% due 09/15/2011	300	299
Chase Issuance Trust
1.206% due 11/15/2011	700	691
1.456% due 05/16/2011	400	399
2.820% due 09/15/2015	800	733
Credit-Based Asset Servicing & Securitization LLC
0.612% due 12/25/2037	65	61
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 03/25/2037	95	85
Ford Credit Auto Owner Trust
1.456% due 01/15/2011	591	585
Fremont Home Loan Trust
0.572% due 10/25/2036	247	224
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	132	76
Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	59	56
LA Arena Funding LLC
7.656% due 12/15/2026	79	69
MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	114	105
Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036	39	37
Renaissance Home Equity Loan Trust
0.962% due 08/25/2033	10	6
1.022% due 12/25/2033	58	32
SLM Student Loan Trust
1.149% due 10/27/2014	27	26
1.159% due 04/25/2017	188	187
1.269% due 04/25/2017	74	72
2.659% due 04/25/2023	1,396	1,372
Specialty Underwriting & Residential Finance
1.202% due 01/25/2034	11	8
Structured Asset Securities Corp.
0.812% due 01/25/2033	21	11
Wells Fargo Home Equity Trust
0.572% due 01/25/2037	26	26

Total Asset-Backed Securities (Cost $5,654)		5,322

SOVEREIGN ISSUES 1.9%
Israel Government AID Bond
0.000% due 05/15/2021	700	433
0.000% due 02/15/2023	300	170
0.000% due 05/15/2023	2,300	1,286
5.500% due 09/18/2023	600	677

Total Sovereign Issues (Cost $2,402)		2,566

SHORT-TERM INSTRUMENTS 0.7%
Repurchase Agreements 0.7%
State Street Bank and Trust Co.
0.080% due 04/01/2009	917	917

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $940. Repurchase proceeds are $917.)
Total Short-Term Instruments (Cost $917)		917

Purchased Options (e) 0.1% (Cost $40)		153
Total Investments 125.5% (Cost $164,333)		$166,445
Written Options (f) (0.1%) (Premiums $40)		(135)
Other Assets and Liabilities (Net) (25.4%)		(33,674)

Net Assets 100.0%		$132,636

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) The Long-Term U.S. Government Portfolio is investing in shares of affiliated Funds.

(c) Cash of $575 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	19	$132
90-Day Eurodollar December Futures	Long	12/2010	4	3
90-Day Eurodollar June Futures	Long	06/2009	63	357
90-Day Eurodollar June Futures	Long	06/2010	23	144
90-Day Eurodollar March Futures	Long	03/2010	37	143
90-Day Eurodollar September Futures	Long	09/2009	19	125
90-Day Eurodollar September Futures	Long	09/2010	4	3
U.S. Treasury 10-Year Note June Futures	Long	06/2009	25	92

				$999

(d) Swap agreements outstanding on March 31, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BOA	$8,900	$247	$153	$94
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB	6,600	182	80	102
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	33	(9)	42
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	79	(7)	86
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	100	5	4	1
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	100	5	3	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	100	5	2	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	3,200	160	112	48

						$716	$338	$378

(e) Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$19
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	19
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,000	11	38
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,200	13	54

							$40	$153

(f) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	9	$3	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$100	$3	$8
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	11
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	11
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	22
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	33
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	400	12	48

							$37	$133

(g) Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$600	$615	$623
Fannie Mae	6.000%	04/01/2039	4,747	4,895	4,958

				$5,510	$5,581

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$100	$165,569	$776	$166,445
Short Sales, at value	0	(5,581)	0	(5,581)
Other Financial Instruments++	999	243	0	1,242

Total	$1,099	$160,231	$776	$162,106

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$824	$(47)	$0	$0	$(1)	$0	$776
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$824	$(47)	$0	$0	$(1)	$0	$776

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i) Fair Value of Derivative Instruments as of March 31, 2009 ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$1,395
Foreign exchange contracts	0
Credit contracts	0
Equity contracts	0
Other contracts	0

Total	$1,395

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Low Duration Portfolio

March 31, 2009 (Unaudited)

	Shares		Value (000s)
PIMCO FUNDS (d) 17.1%
Short-Term Floating NAV Portfolio		9,847,225	$98,521

Total PIMCO Funds (Cost $98,520)			98,521

		Principal Amount (000s)
BANK LOAN OBLIGATIONS 0.5%
Daimler Finance North America LLC
4.560% due 08/03/2012		$4,925	2,656

Total Bank Loan Obligations (Cost $4,736)			2,656

CORPORATE BONDS & NOTES 15.6%
Banking & Finance 14.6%
American Express Centurion Bank
0.583% due 09/22/2009		200	194
5.550% due 10/17/2012		3,700	3,297
American General Finance Corp.
4.625% due 09/01/2010		4,000	1,844
American International Group, Inc.
0.606% due 06/16/2009		2,700	2,433
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	966
Calabash Re Ltd.
9.720% due 01/08/2010		1,400	1,352
12.220% due 01/08/2010		1,900	1,861
CIT Group Funding Co. of Canada
4.650% due 07/01/2010		2,000	1,661
Citigroup Funding, Inc.
2.291% due 05/07/2010		100	90
Citigroup, Inc.
1.396% due 05/18/2010		100	90
5.500% due 04/11/2013		7,100	6,245
8.400% due 04/29/2049		3,200	1,812
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		400	356
Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049		14,600	6,106
Ford Motor Credit Co. LLC
4.010% due 01/13/2012		3,600	2,272
5.700% due 01/15/2010		300	257
7.000% due 10/01/2013		3,250	2,176
7.250% due 10/25/2011		3,000	2,137
7.375% due 10/28/2009		1,400	1,256
7.375% due 02/01/2011		100	76
7.875% due 06/15/2010		300	248
General Electric Capital Corp.
1.472% due 10/06/2010		400	367
1.611% due 01/08/2016		300	200
GMAC LLC
6.000% due 12/15/2011		300	169
Goldman Sachs Group, Inc.
0.613% due 06/23/2009		100	99
1.332% due 06/28/2010		500	477
ICICI Bank Ltd.
1.894% due 01/12/2010		2,300	2,071
ING Bank NV
3.900% due 03/19/2014		1,100	1,109
International Lease Finance Corp.
5.550% due 09/05/2012		8,300	4,606
6.625% due 11/15/2013		1,805	1,001
JPMorgan Chase & Co.
1.256% due 01/17/2011		200	191
1.348% due 05/16/2011		100	94
KeyCorp
4.700% due 05/21/2009		5,940	5,931
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		1,700	212
2.907% due 11/16/2009 (a)		5,200	650
2.911% due 08/21/2009 (a)		1,400	175
3.005% due 07/18/2011 (a)		1,000	125
3.011% due 12/23/2010 (a)		900	112
5.625% due 01/24/2013 (a)		1,700	212
Longpoint Re Ltd.
6.570% due 05/08/2010		700	680
Merrill Lynch & Co., Inc.
1.454% due 02/05/2010		100	94
1.544% due 09/09/2009		100	98
Morgan Stanley
1.374% due 01/15/2010		200	191
3.338% due 05/14/2010		100	97
5.750% due 10/18/2016		15,000	13,680
Residential Capital LLC
4.351% due 05/22/2009		2,000	1,770
Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010		300	289
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		4,800	4,252
Wells Fargo & Co.
1.420% due 09/15/2009		300	297
7.980% due 02/28/2049		17,400	8,188

			84,166

Industrials 1.0%
BP AMI Leasing, Inc.
1.236% due 06/26/2009		3,700	3,700
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	206
Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,192

			6,098

Total Corporate Bonds & Notes (Cost $123,799)			90,264

MUNICIPAL BONDS & NOTES 0.9%
Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009		5,000	5,038

Total Municipal Bonds & Notes (Cost $5,006)			5,038

U.S. GOVERNMENT AGENCIES 67.1%
Fannie Mae
0.582% due 12/25/2036 - 07/25/2037		3,464	3,078
0.872% due 09/25/2042 - 03/25/2044		1,156	1,060
0.922% due 05/25/2031 - 11/25/2032		2,641	2,591
1.750% due 03/23/2011		15,500	15,610
3.022% due 07/01/2042 - 06/01/2043		940	931
3.072% due 09/01/2041		477	471
3.222% due 09/01/2040		4	4
3.770% due 11/01/2035		260	266
4.500% due 04/01/2024		100	103
4.649% due 07/01/2035		389	397
4.898% due 09/01/2035		874	899
5.000% due 04/25/2033 - 05/01/2039		63,562	65,400
5.121% due 12/01/2036		63	63
5.294% due 09/01/2034		58	58
5.500% due 12/01/2009 - 05/01/2039		11,300	11,736
6.000% due 08/01/2016 - 05/01/2039		213,277	222,678
6.250% due 02/01/2011		11,100	11,730
6.500% due 10/01/2037 - 12/25/2042		907	956
Freddie Mac
0.562% due 12/25/2036		2,915	2,906
0.706% due 07/15/2019 - 10/15/2020		25,762	24,969
0.782% due 08/25/2031		302	243
0.786% due 02/15/2019		11,051	10,699
0.856% due 05/15/2036		911	883
0.906% due 12/15/2030		373	369
0.956% due 06/15/2018		128	126
3.023% due 02/25/2045		610	524
4.929% due 07/01/2035		693	710
5.000% due 10/01/2018 - 07/15/2024		827	843
5.500% due 08/15/2030 - 04/01/2038		1,901	1,975
6.000% due 09/01/2016 - 11/01/2038		1,166	1,221
6.500% due 07/25/2043		128	135
Ginnie Mae
6.000% due 10/15/2038 (g)		1,470	1,538
Small Business Administration
5.600% due 09/01/2028		979	1,072

Total U.S. Government Agencies (Cost $385,451)			386,244

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		101	97
U.S. Treasury Bonds
3.500% due 02/15/2039		1,000	991

Total U.S. Treasury Obligations (Cost $1,089)			1,088

MORTGAGE-BACKED SECURITIES 19.5%
Adjustable Rate Mortgage Trust
5.142% due 09/25/2035		1,711	928
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,072	749
4.390% due 02/25/2045		403	224
Banc of America Funding Corp.
4.110% due 05/25/2035		6,113	4,403
6.106% due 01/20/2047		1,330	627
Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034		1,173	765
5.125% due 05/25/2033		1,302	996
6.500% due 10/25/2031		50	49
Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		9,099	6,295
2.940% due 03/25/2035		11,226	7,638
4.550% due 08/25/2035		6,267	4,388
4.611% due 07/25/2034		969	697
4.750% due 10/25/2035		1,676	1,581
4.971% due 01/25/2035		1,053	882
5.031% due 04/25/2033		21	17
5.108% due 11/25/2034		2,417	2,318
5.320% due 02/25/2033		4	3
5.426% due 04/25/2033		42	36
5.435% due 01/25/2034		73	55
Bear Stearns Alt-A Trust
0.682% due 02/25/2034		943	346
4.908% due 12/25/2033		1,110	819
5.364% due 05/25/2035		695	375
5.491% due 09/25/2035		630	312
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	293
5.471% due 01/12/2045		1,200	899
Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037		1,303	1,144
Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036		1,911	1,210
5.733% due 12/26/2046		1,072	618
Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035		482	370
4.688% due 08/25/2035		2,488	754
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,600	2,528
Countrywide Alternative Loan Trust
0.702% due 05/25/2047		1,019	332
0.802% due 02/25/2037		5,146	2,127
4.500% due 06/25/2035		772	713
6.000% due 10/25/2033		64	62
Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035		2,896	2,047
4.785% due 11/25/2034		1,624	993
5.250% due 02/20/2036		916	453
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		400	326
CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032		4	3
4.878% due 07/25/2033		11,432	6,529
4.938% due 12/15/2040		275	274
First Horizon Alternative Mortgage Securities
5.309% due 09/25/2034		2,791	1,711
First Horizon Asset Securities, Inc.
5.362% due 08/25/2035		917	652
GMAC Mortgage Corp. Loan Trust
5.486% due 11/19/2035		549	289
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046		961	770
0.602% due 01/25/2047		1,109	950
Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033		999	682
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	149
5.444% due 03/10/2039		1,900	1,375
GS Mortgage Securities Corp. II
0.608% due 03/06/2020		1,827	1,280
5.799% due 08/10/2045		3,900	2,675
GSR Mortgage Loan Trust
4.541% due 09/25/2035		2,610	1,934
6.000% due 03/25/2032		2	2
Harborview Mortgage Loan Trust
0.776% due 05/19/2035		219	81
3.908% due 06/19/2034		6,153	5,827
5.143% due 07/19/2035		1,351	739
Impac CMB Trust
1.522% due 07/25/2033		428	311
Indymac Index Mortgage Loan Trust
5.013% due 12/25/2034		654	454
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	408
5.819% due 06/15/2049		100	77
5.882% due 02/15/2051		1,300	924
JPMorgan Mortgage Trust
5.018% due 02/25/2035		996	791
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		374	375
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021		165	123
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		372	363
MASTR Asset Securitization Trust
5.500% due 09/25/2033		67	62
Mellon Residential Funding Corp.
1.036% due 06/15/2030		393	328
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	1,558
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036		628	349
MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035		492	329
1.522% due 10/25/2035		315	212
4.250% due 10/25/2035		1,752	1,412
4.848% due 01/25/2029		61	43
Morgan Stanley Capital I
0.617% due 10/15/2020		1,793	1,323
5.809% due 12/12/2049		300	210
Prime Mortgage Trust
0.922% due 02/25/2019		11	11
0.922% due 02/25/2034		49	40
Residential Funding Mortgage Securities I
5.201% due 09/25/2035		1,866	1,206
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		163	155
Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035		515	204
4.931% due 02/25/2034		738	500
5.278% due 08/25/2034		982	629
5.350% due 01/25/2035		1,908	1,045
5.528% due 08/25/2035		569	300
Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047		2,192	2,030
0.802% due 02/25/2036		319	122
0.806% due 07/19/2035		1,348	881
1.216% due 09/19/2032		11	8
Structured Asset Securities Corp.
4.863% due 10/25/2035		872	517
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046		936	804
0.642% due 09/25/2046		2,324	1,999
Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020		2,173	1,501
0.646% due 09/15/2021		3,324	2,293
5.509% due 04/15/2047		1,800	1,136
WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045		291	120
0.812% due 10/25/2045		1,640	677
2.363% due 01/25/2047		655	241
2.833% due 11/25/2042		142	86
3.033% due 06/25/2042		85	64
3.033% due 08/25/2042		337	228
3.046% due 05/25/2041		96	85
3.705% due 02/27/2034		58	46
3.955% due 09/25/2046		884	341
4.135% due 08/25/2034		6,946	6,791
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		2,158	1,477
4.950% due 03/25/2036		1,174	741
4.985% due 12/25/2034		1,630	1,141

Total Mortgage-Backed Securities (Cost $159,735)			112,365

ASSET-BACKED SECURITIES 11.4%
Accredited Mortgage Loan Trust
0.562% due 09/25/2036		66	65
ACE Securities Corp.
0.582% due 10/25/2036		536	391
Amortizing Residential Collateral Trust
0.812% due 07/25/2032		13	5
Argent Securities, Inc.
0.572% due 09/25/2036		7	7
Asset-Backed Funding Certificates
0.582% due 10/25/2036		185	179
0.582% due 01/25/2037		425	362
Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036		584	523
0.797% due 09/25/2034		286	192
2.206% due 03/15/2032		247	131
Atrium CDO Corp.
1.599% due 06/27/2015		6,094	4,819
Bear Stearns Asset-Backed Securities Trust
1.522% due 10/25/2037		4,375	2,827
Carrington Mortgage Loan Trust
0.622% due 06/25/2037		1,827	1,364
CIT Group Home Equity Loan Trust
0.792% due 06/25/2033		1	1
Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037		6,088	4,852
0.582% due 07/25/2045		6,027	4,283
0.622% due 10/25/2036		4,837	4,282
Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		2,766	2,509
0.572% due 12/25/2046		59	58
0.572% due 03/25/2047		184	177
0.572% due 06/25/2047		2,838	2,521
0.592% due 06/25/2047		599	538
0.602% due 06/25/2037		506	452
0.632% due 10/25/2046		403	362
0.702% due 09/25/2036		5,908	4,113
0.782% due 05/25/2036		3,535	2,787
1.002% due 12/25/2031		50	26
Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036		555	490
CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032		11	5
Daimler Chrysler Auto Trust
1.383% due 10/08/2010		2,956	2,942
Equity One Asset-Backed Securities, Inc.
1.082% due 11/25/2032		15	8
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036		756	674
Ford Credit Auto Owner Trust
1.156% due 07/15/2010		1,954	1,943
Fremont Home Loan Trust
0.582% due 01/25/2037		542	461
0.592% due 02/25/2037		71	69
GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036		133	105
GSAMP Trust
0.592% due 12/25/2036		811	591
0.812% due 03/25/2034		60	58
HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036		233	224
0.835% due 01/20/2034		1,990	1,313
0.895% due 09/20/2033		169	125
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		329	191
Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		238	225
JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036		133	120
0.582% due 03/25/2047		1,209	923
Lehman XS Trust
0.592% due 05/25/2046		58	57
0.602% due 11/25/2046		1,248	1,168
0.642% due 11/25/2036		464	447
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		34	14
MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036		410	378
Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		605	570
Morgan Stanley ABS Capital I
0.572% due 09/25/2036		1,186	1,125
0.582% due 05/25/2037		1,448	1,177
Nationstar Home Equity Loan Trust
0.642% due 04/25/2037		4,042	3,614
Option One Mortgage Loan Trust
0.572% due 01/25/2037		340	319
0.612% due 04/25/2037		4,358	3,663
Residential Asset Securities Corp.
0.592% due 11/25/2036		251	241
Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037		442	425
Saxon Asset Securities Trust
0.582% due 10/25/2046		130	125
Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		1,374	907
Soundview Home Equity Loan Trust
0.582% due 11/25/2036		1,963	1,602
0.602% due 01/25/2037		990	947
Structured Asset Securities Corp.
0.572% due 10/25/2036		579	507
Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		29	28
Wells Fargo Home Equity Trust
0.572% due 01/25/2037		105	102

Total Asset-Backed Securities (Cost $80,584)			65,709

SOVEREIGN ISSUES 1.4%
Export-Import Bank of Korea
1.351% due 06/01/2009		2,200	2,197
Korea Development Bank
1.565% due 04/03/2010		6,100	5,931

Total Sovereign Issues (Cost $8,300)			8,128

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,900	1,150
12.500% due 01/05/2022		900	408

Total Foreign Currency-Denominated Issues (Cost $2,042)			1,558

	Shares
CONVERTIBLE PREFERRED STOCKS 0.9%
Bank of America Corp.
7.250% due 12/31/2049		12,000	5,094

Total Convertible Preferred Stocks (Cost $12,000)			5,094

PREFERRED STOCKS 0.8%
DG Funding Trust
2.717% due 12/31/2049		420	4,207

Total Preferred Stocks (Cost $4,462)			4,207

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.9%
Commercial Paper 1.4%
Ford Motor Credit Co. LLC
5.544% due 04/15/2009		$4,500	4,449
Nordea Bank Finland PLC
0.521% due 04/09/2009		3,600	3,599

			8,048

Repurchase Agreements 1.2%
Fixed Income Clearing Corp.
0.080% due 04/01/2009		3,452	3,452
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $3,522. Repurchase proceeds are $3,452.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		1,000	1,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $1,021. Repurchase proceeds are $1,000.)
0.190% due 04/01/2009		2,300	2,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $2,352. Repurchase proceeds are $2,300.)

			6,752

U.S. Cash Management Bills 0.1%
0.092% due 04/29/2009		690	690

U.S. Treasury Bills 3.2%
0.122% due 04/02/2009 - 06/11/2009 (b)(e)		18,170	18,168

Total Short-Term Instruments (Cost $33,668)			33,658

Purchased Options (i) 0.4% (Cost $643)			2,348
Total Investments 142.0% (Cost $920,035)			$816,878
Written Options (j) (0.0%) (Premiums $318)			(34)
Other Assets and Liabilities (Net) (42.0%)			(241,420)

Net Assets 100.0%			$575,424

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) The Low Duration Portfolio is investing in shares of affiliated Funds.

(e) Securities with an aggregate market value of $17,578 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $93,901 at a weighted average interest rate of 1.897%. On March 31, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,538 and cash of $4,609 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	49	$668
90-Day Eurodollar December Futures	Long	12/2009	159	705
90-Day Eurodollar June Futures	Long	06/2009	402	1,968
90-Day Eurodollar March Futures	Long	03/2010	103	514
90-Day Eurodollar September Futures	Long	09/2009	523	3,738
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	285
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	306	2,720

				$10,598

(h) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	22.388%	$2,700	$(1,200)	$0	$(1,200)
American International Group, Inc.	RBS	1.360%	06/20/2013	22.388%	2,700	(1,201)	0	(1,201)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	0.710%	4,000	(1)	0	(1)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	13.959%	600	(123)	0	(123)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	200	(50)	0	(50)
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	13.959%	8,300	(1,459)	0	(1,459)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	9.275%	900	(129)	0	(129)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	7.751%	700	(135)	0	(135)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	200	(16)	0	(16)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	100	(8)	0	(8)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	2,200	(252)	0	(252)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	1,600	(166)	0	(166)
General Electric Capital Corp.	DUB	0.800%	06/20/2011	9.036%	4,300	(660)	0	(660)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	600	(89)	0	(89)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	7.440%	2,400	(256)	0	(256)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	1,900	(160)	0	(160)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	300	(38)	0	(38)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	200	(163)	0	(163)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	400	(327)	0	(327)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	200	(163)	0	(163)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	100	(82)	0	(82)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	100	(82)	0	(82)
General Motors Corp.	UBS	8.150%	03/20/2013	102.374%	2,800	(2,208)	0	(2,208)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	1,000	(340)	0	(340)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	500	(175)	0	(175)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	900	(282)	0	(282)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	2,100	(241)	0	(241)
Indonesia Government International Bond	RBS	0.438%	06/20/2009	3.862%	4,000	(31)	0	(31)
JSC Gazprom	BCLY	1.600%	12/20/2012	7.619%	3,800	(666)	0	(666)
JSC Gazprom	MSC	0.860%	11/20/2011	8.392%	2,600	(435)	0	(435)
JSC Gazprom	MSC	2.480%	02/20/2013	7.513%	6,500	(995)	0	(995)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	1,000	13	0	13
Russia Government International Bond	BCLY	0.275%	06/20/2009	4.950%	4,000	(40)	0	(40)
SLM Corp.	BNP	5.050%	03/20/2013	27.118%	1,500	(547)	0	(547)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	4,900	(735)	0	(735)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	2,700	(95)	0	(95)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	1,000	(91)	0	(91)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	71.995%	4,000	(590)	0	(590)

						$(14,218)	$0	$(14,218)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,100	(445)	0	(445)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,100	(438)	0	(438)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	600	(238)	0	(238)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,877	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,073	(131)	0	(131)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	4	0	4
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	194	(3)	0	(3)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	(5)	0	(5)

					$(2,056)	$0	$(2,056)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$60	$0	$60
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	22	1	21
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		900	18	0	18
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		1,300	26	0	26
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		600	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		300	5	0	5
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,200	(4)	0	(4)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,700	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,400	31	(6)	37
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,400	31	(5)	36
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,500	19	2	17
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,400	20	1	19
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,012	(55)	2,067
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$16,400	454	(44)	498
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		22,300	618	(52)	670
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,900	95	69	26
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		9,600	479	364	115
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		4,000	199	126	73
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		11,200	(3,053)	56	(3,109)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	16,600	119	140	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	700	8	(17)	25
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99

							$1,259	$563	$696

(i) Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$8,800	$94	$331
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	230
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	26	87
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,700	139	554
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,300	216	764
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	382

							$629	$2,348

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 06/01/2039	$82.250	06/04/2009	$117,400	$14	$0

(j) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	23	$6	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	2,500	$28	$1
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,000	11	0
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,500	16	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		2,500	29	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$3,000	22	5
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		3,000	13	4
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,000	6	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		5,000	27	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		5,000	20	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		3,000	12	3
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		5,500	30	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		5,500	23	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	14	3
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		4,500	20	5
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,500	6	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		3,000	21	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		4,000	14	2

								$312	$32

(k) Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	6.000%	04/01/2039	$100	$104	$104

(l) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	509	04/2009	$0	$(3)	$(3)
Sell		BCLY	509	04/2009	0	(1)	(1)
Buy		HSBC	510	04/2009	0	(3)	(3)
Sell		HSBC	510	04/2009	0	(1)	(1)
Buy	AUD	UBS	1,547	05/2009	0	(11)	(11)
Sell	BRL	HSBC	399	04/2009	6	0	6
Buy		JPM	531	04/2009	0	(7)	(7)
Sell		JPM	133	04/2009	2	0	2
Buy		BCLY	254	06/2009	3	0	3
Sell		BCLY	879	06/2009	0	(7)	(7)
Buy		HSBC	836	06/2009	5	(6)	(1)
Sell		HSBC	437	06/2009	0	(3)	(3)
Buy		JPM	133	06/2009	0	(2)	(2)
Sell		JPM	271	06/2009	0	(5)	(5)
Buy		MLP	268	06/2009	2	0	2
Sell		MLP	268	06/2009	0	(5)	(5)
Buy		RBS	1,688	06/2009	14	0	14
Sell		RBS	1,688	06/2009	0	(15)	(15)
Sell		UBS	4,171	06/2009	0	(3)	(3)
Buy	CAD	JPM	284	04/2009	0	(6)	(6)
Buy	CLP	HSBC	130,534	05/2009	24	0	24
Sell		HSBC	130,534	05/2009	0	(21)	(21)
Buy	CNY	BCLY	1,961	07/2009	0	(13)	(13)
Sell		BCLY	1,961	07/2009	0	(15)	(15)
Sell		CITI	5,741	07/2009	0	(21)	(21)
Buy		DUB	721	07/2009	0	(4)	(4)
Sell		DUB	11,641	07/2009	0	(39)	(39)
Buy		HSBC	914	07/2009	0	(6)	(6)
Sell		HSBC	2,105	07/2009	0	(10)	(10)
Buy		JPM	19,344	07/2009	0	(167)	(167)
Sell		JPM	1,491	07/2009	0	(13)	(13)
Buy		BCLY	3,989	09/2009	8	0	8
Sell		BCLY	10,601	09/2009	0	(39)	(39)
Buy		CITI	2,568	09/2009	6	0	6
Sell		CITI	9,001	09/2009	0	(32)	(32)
Buy		DUB	11,572	09/2009	27	0	27
Buy		HSBC	5,131	09/2009	12	0	12
Sell		HSBC	2,334	09/2009	0	(9)	(9)
Buy		JPM	2,140	09/2009	4	0	4
Sell		JPM	3,464	09/2009	0	(14)	(14)
Buy		BCLY	787	03/2010	0	(1)	(1)
Buy		HSBC	789	03/2010	0	(1)	(1)
Buy		JPM	4,788	03/2010	0	(5)	(5)
Buy	EUR	BCLY	96	04/2009	0	(3)	(3)
Sell		HSBC	296	04/2009	0	(20)	(20)
Buy	GBP	CITI	1,652	04/2009	0	(63)	(63)
Buy		DUB	1,767	04/2009	0	(34)	(34)
Sell		DUB	4,139	04/2009	61	0	61
Buy		GSC	883	04/2009	0	(17)	(17)
Buy		MSC	1,804	04/2009	0	(61)	(61)
Sell		MSC	6,928	04/2009	81	0	81
Buy		UBS	1,280	04/2009	0	(52)	(52)
Buy	INR	BCLY	74,098	04/2009	1	(26)	(25)
Sell		BCLY	53,059	04/2009	0	(38)	(38)
Buy		BOA	48,787	04/2009	1	0	1
Buy		CITI	41,500	04/2009	0	(12)	(12)
Buy		DUB	41,832	04/2009	0	(6)	(6)
Sell		DUB	45,950	04/2009	0	(28)	(28)
Buy		HSBC	62,021	04/2009	0	(18)	(18)
Sell		JPM	169,229	04/2009	0	(105)	(105)
Buy	JPY	RBS	21,006	05/2009	0	(1)	(1)
Buy	KWD	HSBC	77	04/2009	0	(31)	(31)
Sell		HSBC	77	04/2009	8	0	8
Buy	MYR	BCLY	420	04/2009	0	(5)	(5)
Sell		BCLY	675	04/2009	0	(1)	(1)
Buy		BOA	350	04/2009	0	(4)	(4)
Buy		CITI	668	04/2009	0	(7)	(7)
Sell		CITI	330	04/2009	0	0	0
Buy		HSBC	784	04/2009	0	(5)	(5)
Sell		JPM	1,217	04/2009	0	(3)	(3)
Buy	PHP	BCLY	497	05/2009	0	0	0
Buy		CITI	12,093	05/2009	1	(1)	0
Sell		DUB	16,470	05/2009	0	(26)	(26)
Buy		JPM	3,880	05/2009	0	0	0
Buy	RUB	JPM	36,489	05/2009	0	(462)	(462)
Sell		UBS	36,489	05/2009	439	0	439
Buy	SAR	HSBC	522	04/2009	0	(2)	(2)
Sell		HSBC	522	04/2009	0	(1)	(1)
Buy		JPM	521	04/2009	0	(2)	(2)
Sell		JPM	521	04/2009	0	(1)	(1)
Sell	SGD	BCLY	1,348	04/2009	5	0	5
Buy		CITI	1,985	04/2009	0	(55)	(55)
Sell		CITI	904	04/2009	2	0	2
Buy		DUB	1,298	04/2009	0	(27)	(27)
Buy		HSBC	570	04/2009	0	(15)	(15)
Sell		HSBC	2,090	04/2009	3	(1)	2
Sell		JPM	898	04/2009	2	0	2
Buy		RBS	795	04/2009	0	(18)	(18)
Buy		UBS	592	04/2009	0	(11)	(11)
Buy		HSBC	709	07/2009	0	(25)	(25)
Sell		HSBC	709	07/2009	0	0	0

					$717	$(1,675)	$(958)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$103,616	$713,234	$28	$816,878
Short Sales, at value	0	(104)	0	(104)
Other Financial Instruments++	10,598	(16,648)	78	(5,972)

Total	$114,214	$696,482	$106	$810,802

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$8	$(9)	$0	$0	$0	$29	$28
Other Financial Instruments++	506	0	0	0	(356)	(72)	78

Total	$514	$(9)	$0	$0	$(356)	$(43)	$106

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n) Fair Value of Derivative Instruments as of March 31, 2009 ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$13,608
Foreign exchange contracts	(958)
Credit contracts	(16,274)
Equity contracts	0
Other contracts	0

Total	$(3,624)

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Money Market Portfolio

March 31, 2009 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 9.3%
Federal Home Loan Bank
1.206% due 12/02/2009	$13,000	$13,015
1.241% due 04/07/2009	12,300	12,301

Total U.S. Government Agencies (Cost $25,316)		25,316

SHORT-TERM INSTRUMENTS 90.7%
Commercial Paper 67.1%
Fannie Mae
0.129% due 04/13/2009	19,800	19,799
Federal Home Loan Bank
0.270% due 04/01/2009	35,000	35,000
0.440% due 05/13/2009	10,300	10,295
0.760% due 01/27/2010	6,800	6,800
Freddie Mac
0.330% due 04/01/2009	27,000	27,000
0.440% due 06/15/2009	27,000	26,975
0.500% due 06/02/2009	17,700	17,685
0.530% due 09/08/2009	14,000	13,967
0.610% due 09/25/2009	10,000	9,970
0.710% due 09/22/2009	13,000	12,956
0.868% due 01/04/2010	2,800	2,785

		183,232

Repurchase Agreements 22.3%
Barclays Capital, Inc.
0.240% due 04/01/2009	4,800	4,800
(Dated 03/25/2009. Collateralized by Fannie Mae 5.000% due 03/01/2036 valued at $4,866. Repurchase proceeds are $4,800.)
Deutsche Bank AG
0.100% due 04/01/2009	2,100	2,100
(Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,143. Repurchase proceeds are $2,100.)
Goldman Sachs & Co.
0.170% due 04/01/2009	28,000	28,000
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 12/01/2019 - 05/01/2038 valued at $28,234. Repurchase proceeds are $28,000.)
JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	10,800	10,800
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $11,062. Repurchase proceeds are $10,800.)
0.270% due 04/01/2009	13,700	13,700
(Dated 03/31/2009. Collateralized by Goldman Sachs Group, Inc. 1.625% due 07/15/2011 valued at $14,101. Repurchase proceeds are $13,700.)
State Street Bank and Trust Co.
0.080% due 04/01/2009	1,468	1,468
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $1,500. Repurchase proceeds are $1,468.)

		60,868

U.S. Treasury Bills 1.3%
0.119% due 04/09/2009	3,715	3,715

Total Short-Term Instruments (Cost $247,815)		247,815

Total Investments 100.0% (Cost $273,131)		$273,131
Other Assets and Liabilities (Net) (0.0%)		(39)

Net Assets 100.0%		$273,092

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$273,131	$0	$273,131
Other Financial Instruments++	0	0	0	0

Total	$0	$273,131	$0	$273,131

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

March 31, 2009 (Unaudited)

	Shares		Value (000s)
PIMCO FUNDS (d) 2.2%
Short-Term Floating NAV Portfolio		3,063,438	$30,650

Total PIMCO Funds (Cost $30,649)			30,650

	Principal Amount (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
2.956% due 12/20/2012		$32	28
3.292% due 12/20/2012		810	716
3.459% due 12/20/2012		26	24

Total Bank Loan Obligations (Cost $868)			768

CORPORATE BONDS & NOTES 21.3%
Banking & Finance 15.4%
Ace INA Holdings, Inc.
5.800% due 03/15/2018		1,500	1,358
Allstate Life Global Funding II
1.901% due 05/21/2010		9,600	9,150
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		4,100	3,971
American Express Bank FSB
5.500% due 04/16/2013		1,400	1,209
6.000% due 09/13/2017		2,400	2,025
American Express Centurion Bank
6.000% due 09/13/2017		2,300	1,940
American Express Co.
7.000% due 03/19/2018		2,310	2,042
8.150% due 03/19/2038		660	602
American International Group, Inc.
5.850% due 01/16/2018		1,300	510
8.175% due 05/15/2058		4,900	418
8.250% due 08/15/2018		1,600	686
ANZ National International Ltd.
6.200% due 07/19/2013		3,200	3,090
Bank of America Corp.
1.356% due 11/06/2009		900	888
8.000% due 12/29/2049		1,500	601
Barclays Bank PLC
5.450% due 09/12/2012		6,400	6,486
6.050% due 12/04/2017		2,300	1,813
7.434% due 09/29/2049		700	291
Bear Stearns Cos. LLC
1.341% due 08/21/2009		5,725	5,706
6.400% due 10/02/2017		2,600	2,536
6.950% due 08/10/2012		3,300	3,364
7.250% due 02/01/2018		2,900	3,002
C10 Capital SPV Ltd.
6.722% due 12/31/2049		500	175
Calabash Re Ltd.
12.220% due 01/08/2010		250	245
Caterpillar Financial Services Corp.
1.976% due 06/24/2011		13,200	12,433
Charter One Bank N.A.
1.209% due 04/24/2009		8,400	8,393
Citigroup Capital XXI
8.300% due 12/21/2057		1,200	579
Citigroup Funding, Inc.
0.523% due 04/23/2009		5,700	5,687
2.291% due 05/07/2010		13,900	12,481
Citigroup, Inc.
1.262% due 12/28/2009		3,900	3,601
8.400% due 04/29/2049		4,600	2,605
Commonwealth Bank of Australia
0.573% due 06/08/2009		400	399
Credit Agricole S.A.
1.256% due 05/28/2009		1,900	1,897
Credit Suisse USA, Inc.
1.331% due 11/20/2009		800	790
DnB NOR Bank ASA
1.330% due 10/13/2009		1,100	1,087
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,200	855
7.800% due 06/01/2012		100	68
Foundation Re II Ltd.
7.988% due 11/26/2010		800	767
General Electric Capital Corp.
5.875% due 01/14/2038		2,000	1,434
6.875% due 01/10/2039		3,300	2,702
Genworth Financial, Inc.
6.515% due 05/22/2018		2,200	708
GMAC LLC
6.750% due 12/01/2014		1,600	757
Goldman Sachs Group, Inc.
1.532% due 06/28/2010		7,500	7,161
6.150% due 04/01/2018		1,900	1,740
6.750% due 10/01/2037		6,300	4,275
Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009		1,000	970
HCP, Inc.
6.700% due 01/30/2018		3,000	2,028
HSBC Finance Corp.
1.192% due 10/21/2009		1,900	1,796
International Lease Finance Corp.
6.625% due 11/15/2013		900	499
JPMorgan Chase & Co.
0.571% due 06/26/2009		700	698
1.276% due 06/26/2009		5,500	5,498
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		1,900	238
7.000% due 09/27/2027 (a)		100	13
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	772
Longpoint Re Ltd.
6.570% due 05/08/2010		1,100	1,069
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	3,573
Merna Reinsurance Ltd.
1.870% due 07/07/2010		4,200	3,862
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		2,400	1,725
6.875% due 04/25/2018		8,800	6,897
Metropolitan Life Global Funding I
1.635% due 04/13/2009		6,000	5,993
Morgan Stanley
1.392% due 01/18/2011		3,000	2,709
1.648% due 01/09/2012		300	241
1.698% due 01/09/2014		1,300	965
5.750% due 10/18/2016		1,600	1,459
6.000% due 04/28/2015		1,700	1,608
6.625% due 04/01/2018		3,000	2,867
National Australia Bank Ltd.
5.350% due 06/12/2013		2,600	2,520
New York Life Global Funding
4.650% due 05/09/2013		2,900	2,828
Pricoa Global Funding I
1.356% due 06/26/2012		15,100	11,203
ProLogis
6.625% due 05/15/2018		1,500	762
Prudential Financial, Inc.
2.040% due 06/10/2013		2,000	1,606
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,700	1,487
Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009		2,700	2,672
Simon Property Group LP
5.750% due 12/01/2015		800	619
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		2,400	2,126
Travelers Cos., Inc.
5.800% due 05/15/2018		1,500	1,459
UBS AG
2.154% due 05/05/2010		7,700	7,684
5.750% due 04/25/2018		5,400	4,527
5.875% due 12/20/2017		1,000	862
Vita Capital III Ltd.
2.545% due 01/01/2012		700	630
Vita Capital Ltd.
2.325% due 01/01/2010		300	291
Wachovia Bank N.A.
1.331% due 12/02/2010		2,400	2,250
Wachovia Mortgage FSB
1.281% due 05/08/2009		300	300
Wells Fargo & Co.
4.375% due 01/31/2013		1,600	1,493

			213,326

Industrials 4.4%
Alcoa, Inc.
6.000% due 07/15/2013		2,000	1,598
6.750% due 07/15/2018		4,000	2,697
Amgen, Inc.
6.150% due 06/01/2018		1,000	1,058
AutoZone, Inc.
5.875% due 10/15/2012		4,400	4,373
Baxter International, Inc.
5.375% due 06/01/2018		1,400	1,443
C8 Capital SPV Ltd.
6.640% due 12/29/2049		500	175
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,286
Cardinal Health, Inc.
6.000% due 06/15/2017		1,000	923
CIGNA Corp.
6.350% due 03/15/2018		2,000	1,766
DISH DBS Corp.
7.000% due 10/01/2013		5,000	4,662
Falconbridge Ltd.
7.350% due 06/05/2012		1,000	831
Gaz Capital S.A.
7.343% due 04/11/2013		500	441
8.146% due 04/11/2018		700	578
Kraft Foods, Inc.
6.000% due 02/11/2013		1,000	1,055
6.125% due 02/01/2018		1,000	1,005
Marriott International, Inc.
6.375% due 06/15/2017		5,000	4,024
Masco Corp.
6.125% due 10/03/2016		1,500	964
Nordstrom, Inc.
6.250% due 01/15/2018		700	550
Oracle Corp.
5.750% due 04/15/2018		2,500	2,615
Philip Morris International, Inc.
5.650% due 05/16/2018		9,500	9,463
President and Fellows of Harvard College
6.000% due 01/15/2019		1,200	1,293
Rexam PLC
6.750% due 06/01/2013		1,200	1,042
Roche Holdings, Inc.
7.000% due 03/01/2039		800	841
Rockies Express Pipeline LLC
5.100% due 08/20/2009		5,200	5,202
Spectra Energy Capital LLC
5.668% due 08/15/2014		1,500	1,448
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	661
Suncor Energy, Inc.
6.100% due 06/01/2018		600	513
UST, Inc.
6.625% due 07/15/2012		2,500	2,539
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		1,500	1,644
Waste Management, Inc.
6.100% due 03/15/2018		3,200	3,030
Yum! Brands, Inc.
6.250% due 03/15/2018		2,000	1,869

			61,589

Utilities 1.5%
American Electric Power Co., Inc.
5.250% due 06/01/2015		800	750
AT&T, Inc.
1.334% due 02/05/2010		2,800	2,793
Constellation Energy Group, Inc.
4.550% due 06/15/2015		200	165
7.000% due 04/01/2012		4,100	4,031
EDF S.A.
6.500% due 01/26/2019		1,000	1,032
6.950% due 01/26/2039		1,000	996
Embarq Corp.
7.082% due 06/01/2016		300	270
Enel Finance International S.A.
5.700% due 01/15/2013		4,500	4,554
Exelon Corp.
4.900% due 06/15/2015		1,000	850
FirstEnergy Corp.
6.450% due 11/15/2011		1,000	1,002
NiSource Finance Corp.
1.821% due 11/23/2009		800	763
Public Service Electric & Gas Co.
5.300% due 05/01/2018		1,100	1,111
Sempra Energy
6.150% due 06/15/2018		1,000	942
Telecom Italia Capital S.A.
6.999% due 06/04/2018		900	817

			20,076

Total Corporate Bonds & Notes (Cost $334,059)			294,991

MUNICIPAL BONDS & NOTES 0.8%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	523
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	343
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		800	775
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013		190	158
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	520
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		485	430
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037		3,400	3,380
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		4,900	4,702
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,085	586

Total Municipal Bonds & Notes (Cost $12,902)			11,417

U.S. GOVERNMENT AGENCIES 35.3%
Fannie Mae
0.582% due 12/25/2036		375	335
0.672% due 08/25/2034		209	197
0.722% due 10/27/2037		5,900	5,314
0.872% due 05/25/2042		228	207
3.022% due 06/01/2043 - 03/01/2044 (f)		6,189	6,132
3.022% due 07/01/2044 - 09/01/2044		199	195
4.347% due 11/01/2034 (f)		3,538	3,594
4.353% due 07/01/2035 (f)		423	430
4.647% due 01/01/2035		527	539
4.654% due 05/25/2035		2,324	2,390
5.000% due 02/01/2036 - 05/01/2037 (f)		7,851	8,111
5.000% due 04/01/2039		6,100	6,293
5.070% due 11/01/2024		16	16
5.121% due 12/01/2036 (f)		3,556	3,610
5.278% due 10/01/2035 (f)		1,622	1,652
5.500% due 03/01/2034 - 04/01/2039		5,615	5,830
5.500% due 03/01/2034 - 10/01/2038 (f)		202,855	210,815
5.950% due 02/25/2044		628	646
6.000% due 10/01/2021 - 05/01/2039		60,346	62,966
6.000% due 05/01/2028 - 12/01/2038 (f)		40,933	42,823
6.500% due 11/01/2036 - 05/01/2039		33,600	35,271
6.500% due 09/01/2037 - 10/01/2038 (f)		3,638	3,836
Freddie Mac
0.706% due 07/15/2019 - 10/15/2020		13,241	12,835
0.782% due 08/25/2031		126	101
0.786% due 02/15/2019		1,018	985
0.906% due 12/15/2030		339	335
3.022% due 10/25/2044		7,723	7,527
3.023% due 02/25/2045		2,328	2,001
4.000% due 03/15/2023 - 10/15/2023		205	206
4.041% due 01/01/2034 (f)		326	332
4.697% due 06/01/2035 (f)		6,293	6,355
5.000% due 12/14/2018 - 08/15/2020		8,896	9,075
5.430% due 12/01/2035		1,102	1,141
5.500% due 05/15/2016 - 08/01/2036		3,910	3,976
5.500% due 11/01/2038 (f)(g)		17,238	17,909
6.000% due 11/01/2038		12,500	13,084
Ginnie Mae
6.000% due 12/15/2031 - 10/15/2038		2,788	2,922
Small Business Administration
4.504% due 02/01/2014		904	904
4.880% due 11/01/2024		2,879	3,055
5.170% due 01/01/2028		1,518	1,618
5.902% due 02/10/2018		987	1,078
6.020% due 08/01/2028		3,036	3,382

Total U.S. Government Agencies (Cost $481,871)			490,023

U.S. TREASURY OBLIGATIONS 97.9%
Treasury Inflation Protected Securities (c)
1.375% due 07/15/2018		98	97
1.625% due 01/15/2015 (f)		3,427	3,470
1.625% due 01/15/2018		19,348	19,632
1.750% due 01/15/2028		88,366	84,886
1.875% due 07/15/2013		32,617	33,514
1.875% due 07/15/2015 (f)		127,964	131,603
2.000% due 04/15/2012		20,790	21,433
2.000% due 01/15/2014 (f)		92,744	95,730
2.000% due 07/15/2014		100,289	103,799
2.000% due 01/15/2016 (f)		44,993	46,554
2.000% due 01/15/2026		72,823	72,164
2.375% due 04/15/2011		69,396	71,282
2.375% due 01/15/2017 (f)		62,078	66,113
2.375% due 01/15/2025		61,263	63,828
2.375% due 01/15/2027		38,539	40,369
2.500% due 07/15/2016 (f)		63,349	67,982
2.625% due 07/15/2017		63,663	69,373
2.500% due 01/15/2029		686	746
3.000% due 07/15/2012		78,078	83,276
3.375% due 01/15/2012		11,652	12,416
3.375% due 04/15/2032		1,189	1,533
3.500% due 01/15/2011		59,993	62,692
3.625% due 04/15/2028		74,268	91,814
3.875% due 04/15/2029 (f)		87,968	113,341

Total U.S. Treasury Obligations (Cost $1,271,120)			1,357,647

MORTGAGE-BACKED SECURITIES 5.6%
American Home Mortgage Investment Trust
5.660% due 09/25/2045		1,084	583
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		420	273
Banc of America Funding Corp.
4.606% due 02/20/2036		2,611	1,729
6.106% due 01/20/2047		1,173	553
Banc of America Large Loan, Inc.
1.066% due 08/15/2029		5,060	3,315
Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036		2,039	1,240
6.500% due 09/25/2033		125	121
BCAP LLC Trust
0.692% due 01/25/2037		1,277	489
Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		721	499
2.650% due 08/25/2035		1,169	819
2.940% due 03/25/2035		1,728	1,176
4.550% due 08/25/2035		939	658
4.840% due 01/25/2035		5,968	3,416
5.008% due 01/25/2035		1,724	1,327
Bear Stearns Alt-A Trust
5.491% due 09/25/2035		4,364	2,160
5.808% due 03/25/2036		1,392	537
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		15	15
Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036		4,061	2,572
Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021		1	1
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		662	431
4.098% due 08/25/2035		149	109
4.222% due 12/25/2035		145	111
4.248% due 08/25/2035		721	462
4.700% due 12/25/2035		3,443	2,585
6.008% due 09/25/2037		5,073	2,534
Countrywide Alternative Loan Trust
0.625% due 09/20/2046		168	165
0.702% due 05/25/2047		392	128
0.712% due 09/25/2046		14,077	5,065
0.725% due 02/20/2047		1,122	399
0.802% due 12/25/2035		84	34
2.633% due 12/25/2035		416	180
6.000% due 01/25/2037		703	384
Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 06/25/2035		536	316
3.780% due 11/19/2033		179	145
5.760% due 05/20/2036		407	194
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		447	445
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.622% due 10/25/2036		314	261
First Horizon Alternative Mortgage Securities
4.646% due 06/25/2034		687	402
First Horizon Asset Securities, Inc.
5.362% due 08/25/2035		809	576
GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037		151	148
4.229% due 12/10/2037		5,173	5,113
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046		427	342
0.602% due 01/25/2047		3,524	3,017
0.742% due 06/25/2045		731	312
0.792% due 11/25/2045		419	192
GS Mortgage Securities Corp. II
0.608% due 03/06/2020		183	128
GSR Mortgage Loan Trust
4.541% due 09/25/2035		1,988	1,474
Harborview Mortgage Loan Trust
0.776% due 05/19/2035		195	72
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037		136	93
Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046		471	434
0.622% due 01/25/2037		128	119
5.013% due 12/25/2034		468	324
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	214
5.794% due 02/12/2051		1,300	864
JPMorgan Mortgage Trust
5.005% due 07/25/2035		1,133	752
5.018% due 02/25/2035		2,928	2,327
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021		330	245
Lehman XS Trust
0.602% due 07/25/2046		11	11
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		700	379
Mellon Residential Funding Corp.
0.906% due 11/15/2031		813	626
0.996% due 12/15/2030		728	588
Merrill Lynch Floating Trust
0.626% due 06/15/2022		166	117
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036		2,095	1,162
MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035		927	592
1.522% due 10/25/2035		552	372
3.006% due 10/25/2035		4,036	2,705
Morgan Stanley Capital I
0.617% due 10/15/2020		251	185
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036		2,143	1,568
Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035		296	246
Residential Accredit Loans, Inc.
0.822% due 08/25/2035		288	126
Residential Asset Securitization Trust
6.500% due 08/25/2036		1,000	388
Securitized Asset Sales, Inc.
5.315% due 11/26/2023		8	7
Sequoia Mortgage Trust
0.906% due 10/19/2026		231	185
Structured Adjustable Rate Mortgage Loan Trust
0.762% due 06/25/2035		307	190
2.914% due 01/25/2035		274	108
4.931% due 02/25/2034		498	338
5.528% due 08/25/2035		414	218
Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036		247	234
0.622% due 09/25/2047		1,340	1,240
0.712% due 06/25/2036		227	82
0.732% due 04/25/2036		941	337
0.806% due 07/19/2035		2,717	1,736
0.886% due 10/19/2034		178	95
Structured Asset Securities Corp.
0.572% due 05/25/2036		19	17
4.863% due 10/25/2035		341	202
TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036		21	21
0.632% due 01/25/2037		384	344
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046		3,099	2,662
0.642% due 09/25/2046		1,743	1,499
Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020		599	414
WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045		420	171
0.812% due 10/25/2045		2,577	1,064
2.363% due 01/25/2047		1,602	588
2.443% due 12/25/2046		210	78
2.633% due 02/25/2046		345	129
2.833% due 11/25/2042		59	36
3.133% due 07/25/2046		1,473	753
3.133% due 11/25/2046		231	153
6.062% due 10/25/2036		4,050	2,814
Wells Fargo Mortgage-Backed Securities Trust
3.734% due 09/25/2034		426	351
4.726% due 07/25/2034		333	305

Total Mortgage-Backed Securities (Cost $113,006)			78,015

ASSET-BACKED SECURITIES 8.2%
Access Group, Inc.
2.459% due 10/27/2025		15,008	13,805
ACE Securities Corp.
0.572% due 07/25/2036		44	43
0.572% due 12/25/2036		143	126
American Express Credit Account Master Trust
1.506% due 08/15/2012		10,300	10,104
Argent Securities, Inc.
0.572% due 10/25/2036		117	113
Asset-Backed Funding Certificates
0.582% due 11/25/2036		36	34
0.582% due 01/25/2037		1,530	1,302
0.872% due 06/25/2034		868	433
Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036		7	7
BA Credit Card Trust
1.136% due 04/15/2013		6,300	6,024
1.756% due 12/16/2013		11,400	10,729
Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036		61	51
0.852% due 01/25/2036		38	34
0.972% due 03/25/2043		83	77
1.182% due 10/25/2032		43	25
Bravo Mortgage Asset Trust
0.652% due 07/25/2036		74	73
Carrington Mortgage Loan Trust
0.572% due 01/25/2037		401	369
Citigroup Mortgage Loan Trust, Inc.
0.602% due 01/25/2037		969	767
Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		499	452
0.572% due 05/25/2047		145	131
0.572% due 06/25/2047		1,307	1,161
0.592% due 06/25/2047		3,069	2,755
0.632% due 10/25/2046		318	286
Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036		1,147	1,013
Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034		96	29
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036		788	702
0.572% due 12/25/2036		22	22
Ford Credit Auto Owner Trust
1.156% due 07/15/2010		2,622	2,607
1.976% due 06/15/2012		18,200	17,017
Fremont Home Loan Trust
0.572% due 10/25/2036		49	45
0.582% due 01/25/2037		250	213
0.592% due 02/25/2037		80	79
GSAMP Trust
0.562% due 10/25/2046		65	60
0.592% due 10/25/2036		10	8
0.592% due 12/25/2036		541	394
0.812% due 03/25/2034		54	53
HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036		65	62
HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036		110	69
0.572% due 12/25/2036		2,060	1,285
Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036		30	29
0.582% due 04/25/2037		713	674
JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036		47	43
0.562% due 08/25/2036		18	17
0.572% due 07/25/2036		119	110
0.572% due 08/25/2036		200	180
0.572% due 10/25/2036		1,258	1,107
0.622% due 07/25/2036		28	27
Lehman XS Trust
0.592% due 05/25/2046		261	255
0.602% due 11/25/2046		506	473
Long Beach Mortgage Loan Trust
0.562% due 11/25/2036		34	31
0.702% due 08/25/2035		26	25
MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036		49	47
0.582% due 11/25/2036		684	631
0.662% due 02/25/2036		6	6
MBNA Credit Card Master Note Trust
0.656% due 12/15/2011		100	99
Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037		225	218
0.592% due 08/25/2036		353	333
0.592% due 07/25/2037		188	171
0.602% due 09/25/2037		140	127
0.642% due 02/25/2037		1,450	1,203
Morgan Stanley ABS Capital I
0.562% due 10/25/2036		188	172
0.572% due 09/25/2036		134	127
0.572% due 10/25/2036		100	87
Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		623	569
Nationstar Home Equity Loan Trust
0.642% due 04/25/2037		943	843
Nomura Asset Acceptance Corp.
0.662% due 01/25/2036		53	45
Option One Mortgage Loan Trust
0.562% due 02/25/2037		228	222
Park Place Securities, Inc.
0.782% due 09/25/2035		31	20
Renaissance Home Equity Loan Trust
0.902% due 12/25/2032		65	37
Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		122	113
Residential Asset Securities Corp.
0.592% due 11/25/2036		318	307
Saxon Asset Securities Trust
0.582% due 10/25/2046		248	238
Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		48	42
0.582% due 12/25/2036		848	702
SLM Student Loan Trust
1.149% due 07/25/2017		209	208
1.199% due 04/25/2019		6,400	5,671
1.609% due 01/25/2017		1,500	1,428
2.659% due 04/25/2023		23,332	22,930
Soundview Home Equity Loan Trust
0.582% due 11/25/2036		166	135
0.622% due 10/25/2036		3	3
1.322% due 10/25/2037		424	382
Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		14	13
Structured Asset Investment Loan Trust
0.572% due 07/25/2036		38	33
Structured Asset Securities Corp.
0.572% due 10/25/2036		353	309
4.900% due 04/25/2035		1,085	578
Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		14	14
WaMu Asset-Backed Certificates
0.572% due 01/25/2037		371	311
Wells Fargo Home Equity Trust
0.572% due 01/25/2037		175	171
0.772% due 12/25/2035		238	218

Total Asset-Backed Securities (Cost $122,528)			114,293

SOVEREIGN ISSUES 0.2%
Colombia Government International Bond
10.000% due 01/23/2012		350	402
Export-Import Bank of Korea
1.645% due 10/04/2011		1,600	1,604

Total Sovereign Issues (Cost $1,950)			2,006

FOREIGN CURRENCY-DENOMINATED ISSUES 3.2%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	1,874
Green Valley Ltd.
6.329% due 01/10/2011		500	637
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	544,320	4,762
1.100% due 12/10/2016		942,820	8,244
1.200% due 06/10/2017		1,253,640	10,859
1.200% due 12/10/2017		1,323,280	11,423
1.400% due 06/10/2018		738,520	6,441
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	320
5.316% due 04/05/2011 (a)		23	4
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	153

Total Foreign Currency-Denominated Issues (Cost $47,403)			44,717

		Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Bank of America Corp.
7.250% due 12/31/2049		1,000	425
Wells Fargo & Co.
7.500% due 12/31/2049		800	383

Total Convertible Preferred Stocks (Cost $1,800)			808

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.0%
Certificates of Deposit 2.5%
Nordea Bank Finland PLC
0.406% due 04/09/2009		$2,300	2,300
Sao Paolo IMI NY
1.924% due 06/09/2010		14,000	13,999
Unicredito Italiano NY
1.156% due 05/18/2009		18,400	18,400

			34,699

Repurchase Agreements 0.3%
Fixed Income Clearing Corp.
0.080% due 04/01/2009		4,390	4,390
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $4,481. Repurchase proceeds are $4,390.)

U.S. Treasury Bills 1.2%
0.163% due 04/02/2009 - 06/11/2009 (b)(e)		15,665	15,662

Total Short-Term Instruments (Cost $54,752)			54,751

Purchased Options (i) 0.0% (Cost $109)			401
Total Investments 178.9% (Cost $2,473,017)			$2,480,487
Written Options (j) (0.3%) (Premiums $1,895)			(3,535)
Other Assets and Liabilities (Net) (78.6%)			(1,090,258)

Net Assets 100.0%			$1,386,694

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) The Real Return Portfolio is investing in shares of affiliated Funds.

(e) Securities with an aggregate market value of $12,458 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $160,379 at a weighted average interest rate of 0.657%. On March 31, 2009, securities valued at $537,980 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $426 and cash of $2,419 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	74	$682
90-Day Euribor June Futures	Long	06/2010	61	8
90-Day Euribor March Futures	Long	03/2010	61	7
90-Day Euribor September Futures	Long	09/2009	74	708
90-Day Euribor September Futures	Long	09/2010	60	9
90-Day Eurodollar December Futures	Long	12/2009	170	1,024
90-Day Eurodollar June Futures	Long	06/2009	340	1,838
90-Day Eurodollar June Futures	Long	06/2010	24	65
90-Day Eurodollar March Futures	Long	03/2010	185	755
90-Day Eurodollar September Futures	Long	09/2009	41	248
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	98	884
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	150	18

				$6,246

(h) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	BOA	(0.500%)	03/20/2018	1.250%		$1,500	$84	$0	$84
Alcoa, Inc.	BCLY	(1.200%)	09/20/2013	8.028%		2,000	441	0	441
Alcoa, Inc.	GSC	(1.320%)	09/20/2018	6.866%		1,000	286	0	286
American Electric Power Co., Inc.	MSC	(0.470%)	06/20/2015	0.745%		800	12	0	12
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	1.100%		4,400	74	0	74
Baxter International, Inc.	BOA	(0.310%)	06/20/2018	0.439%		1,400	15	0	15
Bear Stearns Cos., Inc.	BNP	(0.810%)	12/20/2017	1.801%		1,000	69	0	69
Bear Stearns Cos., Inc.	CSFB	(0.760%)	12/20/2017	1.801%		1,600	115	0	115
Bear Stearns Cos., Inc.	DUB	(0.870%)	03/20/2018	1.790%		1,000	65	0	65
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%)	12/20/2013	0.550%		1,300	5	0	5
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.890%		1,000	21	0	21
CIGNA Corp.	MSC	(1.210%)	03/20/2018	2.259%		2,000	145	0	145
Constellation Energy Group, Inc.	JPM	(0.665%)	06/20/2012	4.056%		4,400	424	0	424
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	3.697%		200	27	0	27
DISH DBS Corp.	BOA	(3.650%)	12/20/2013	3.518%		1,200	(8)	0	(8)
DISH DBS Corp.	CITI	(3.650%)	12/20/2013	3.518%		1,500	(10)	0	(10)
DISH DBS Corp.	MLP	(3.650%)	12/20/2013	3.518%		2,300	(16)	0	(16)
Exelon Corp.	CITI	(0.960%)	06/20/2015	3.009%		1,000	104	0	104
Falconbridge Ltd.	BOA	(0.910%)	06/20/2012	6.006%		1,000	137	0	137
FirstEnergy Corp.	RBS	(0.500%)	12/20/2011	1.180%		1,000	18	0	18
Genworth Financial, Inc.	BCLY	(0.960%)	06/20/2018	26.643%		900	544	0	544
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	26.643%		1,300	786	0	786
Goldman Sachs Group, Inc.	CITI	(1.130%)	03/20/2018	2.454%		3,000	268	0	268
HCP, Inc.	GSC	(2.910%)	03/20/2018	7.146%		3,000	632	0	632
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	19.688%		900	354	0	354
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	6.354%		1,000	182	0	182
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	3.667%		5,000	569	0	569
Marsh & McLennan Cos., Inc.	BOA	(0.830%)	09/20/2015	0.890%		2,000	6	0	6
Marsh & McLennan Cos., Inc.	DUB	(0.600%)	09/20/2015	0.890%		2,000	34	0	34
Masco Corp.	BCLY	(0.870%)	12/20/2012	5.250%		1,000	137	0	137
Masco Corp.	CITI	(1.910%)	12/20/2016	4.632%		1,500	217	0	217
Masco Corp.	DUB	(0.840%)	12/20/2012	5.250%		1,400	193	0	193
Merrill Lynch & Co., Inc.	CITI	(1.380%)	06/20/2018	5.148%		800	172	0	172
Nordstrom, Inc.	BOA	(0.990%)	03/20/2018	3.518%		700	111	0	111
Prologis	MSC	(1.320%)	06/20/2018	14.984%		1,500	636	0	636
Rexam PLC	BCLY	(1.450%)	06/20/2013	4.048%		1,200	111	0	111
Sempra Energy	DUB	(0.670%)	06/20/2018	1.132%		1,000	35	0	35
Simon Property Group LP	RBS	(1.010%)	12/20/2015	6.070%		800	185	0	185
Spectra Energy Capital LLC	BOA	(0.830%)	09/20/2014	1.000%		1,500	12	0	12
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%)	06/20/2018	6.265%		1,000	253	0	253
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	3.119%		900	93	0	93
Travelers Cos., Inc.	GSC	(0.590%)	06/20/2018	1.421%		1,500	94	0	94
UBS Warburg LLC	BCLY	(2.160%)	03/20/2014	2.290%	EUR	6,200	40	0	40
UST, Inc.	BOA	(0.340%)	09/20/2012	0.395%		$2,500	4	0	4
Wachovia Corp.	CITI	(2.325%)	06/20/2017	2.426%		2,000	11	0	11
Waste Management, Inc.	JPM	(0.790%)	03/20/2018	1.334%		3,200	129	0	129
Yum! Brands, Inc.	BOA	(1.245%)	03/20/2018	0.980%		2,000	(41)	0	(41)

							$7,775	$0	$7,775

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	$500	$(23)	$0	$(23)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	13.959%	200	(50)	0	(50)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	300	(75)	0	(75)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	800	(201)	0	(201)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	1,000	(41)	0	(41)
GMAC LLC	BCLY	3.050%	09/20/2012	18.913%	200	(71)	0	(71)
GMAC LLC	BOA	7.000%	09/20/2012	18.913%	600	(159)	0	(159)
GMAC LLC	GSC	3.400%	06/20/2011	21.034%	700	(199)	0	(199)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	1,000	(354)	0	(354)
GMAC LLC	MSC	6.850%	06/20/2012	19.205%	500	(130)	0	(130)
GMAC LLC	MSC	7.300%	09/20/2012	18.913%	4,200	(1,081)	0	(1,081)
Goldman Sachs Group, Inc.	BCLY	0.770%	09/20/2012	2.961%	600	(41)	0	(41)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	2.961%	500	(35)	0	(35)

						$(2,460)	$0	$(2,460)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	$300	$(109)	$0	$(109)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	500	(178)	0	(178)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	2,100	(707)	(355)	(352)

					$(994)	$(355)	$(639)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR- CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	2,700	$16	$0	$16
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP		2,500	115	0	115
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	133	(7)	140
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		3,700	197	4	193
Pay	1-Month EUR- FRCPXTOB Index	1.976%	12/15/2011	GSC		5,100	137	(11)	148
Pay	1-Month EUR- FRCPXTOB Index	1.948%	03/15/2012	JPM		600	12	0	12
Pay	1-Month EUR- FRCPXTOB Index	1.983%	03/15/2012	BNP		1,900	41	4	37
Pay	1-Month EUR- FRCPXTOB Index	1.955%	03/28/2012	RBS		2,100	43	0	43
Pay	1-Month EUR- FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	6	0	6
Pay	1-Month EUR- FRCPXTOB Index	1.980%	04/30/2012	BCLY		900	18	0	18
Pay	1-Month EUR- FRCPXTOB Index	2.150%	01/19/2016	BNP		15,000	78	9	69
Pay	1-Month EUR- FRCPXTOB Index	2.350%	10/15/2016	UBS		2,700	(86)	0	(86)
Pay	1-Month EUR- FRCPXTOB Index	2.353%	10/15/2016	JPM		2,500	(74)	0	(74)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	3,000	27	9	18
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		12,500	(199)	(222)	23
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(163)	(5)	(158)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(107)	(125)	18
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	129	(35)	164
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	79	(15)	94
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	14	3	11
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	73	4	69
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$37,200	1,030	251	779
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		31,700	879	176	703
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		8,000	222	(32)	254
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,400	(1,166)	374	(1,540)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,400	(321)	6	(327)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		1,000	(273)	(5)	(268)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		1,900	(517)	12	(529)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		8,000	298	(683)	981
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		5,300	198	(324)	522
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		500	19	0	19
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	8	(9)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		8,300	(2,868)	(185)	(2,683)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		4,400	(1,521)	(78)	(1,443)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		8,400	(2,902)	163	(3,065)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		4,000	(1,382)	(105)	(1,277)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	13,200	503	(7)	510
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		13,100	499	(7)	506
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		2,100	134	(22)	156
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		8,500	591	(18)	609
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	6,300	76	(65)	141
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		34,800	1,291	(91)	1,382
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		4,900	291	83	208
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		2,500	162	(75)	237
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		6,500	860	59	801
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		6,600	873	(165)	1,038
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$9,200	(1,524)	(1,587)	63
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		4,400	(729)	170	(899)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	5,000	156	0	156
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		1,400	70	6	64
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,400	136	6	130
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		3,200	107	0	107
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	(31)	0	(31)

							$(4,342)	$(2,539)	$(1,803)

(i) Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$68
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,100	12	41
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	34
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,300	46	162
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,100	22	96

							$109	$401

(j) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	204	$48	$49
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	204	67	44
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	50	16	11

				$131	$104

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	1.800%	04/27/2009	$9,200	$18	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	3.500%	04/27/2009	9,200	48	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Pay	3.100%	05/22/2009	13,500	56	36
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD- LIBOR	Receive	4.150%	08/03/2009	400	10	34
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	33
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	23,600	96	26
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	2,600	4	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,600	13	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	10,400	70	17
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	866
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	20
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,400	6	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,400	43	0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	44
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	12,800	269	744
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,300	31	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	33
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	7,500	189	436
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	6,800	48	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	45	154
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700	21	84
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	189	866
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	189	20

							$1,764	$3,431

(k) Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$14,000	$14,214	$14,444
Fannie Mae	5.500%	04/01/2039	8,100	8,310	8,408
Fannie Mae	6.000%	04/01/2024	1,200	1,249	1,256
Fannie Mae	6.500%	04/01/2039	37,200	39,013	39,170
Freddie Mac	4.500%	04/01/2039	400	407	411
Freddie Mac	6.000%	04/01/2039	16,000	16,668	16,728
Ginnie Mae	5.500%	04/01/2039	200	207	208
Ginnie Mae	6.500%	04/01/2039	18,000	18,743	18,875

				$98,811	$99,500

(l) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	1,710	04/2009	$0	$(100)	$(100)
Buy		BCLY	199	05/2009	0	(1)	(1)
Buy		UBS	1,985	05/2009	0	(14)	(14)
Sell	BRL	BCLY	10,939	06/2009	0	(146)	(146)
Buy		HSBC	17,720	06/2009	51	(5)	46
Sell		HSBC	6,290	06/2009	0	(98)	(98)
Sell	CHF	UBS	910	06/2009	0	(25)	(25)
Buy	CNY	BCLY	12,061	05/2009	23	0	23
Buy		DUB	13,392	07/2009	0	(117)	(117)
Buy		HSBC	13,907	07/2009	0	(93)	(93)
Buy		BCLY	17,872	09/2009	0	(29)	(29)
Buy		CITI	5,860	09/2009	9	0	9
Buy		HSBC	18,841	09/2009	0	(27)	(27)
Sell		JPM	8,256	09/2009	0	(29)	(29)
Sell	EUR	BNP	2,155	04/2009	0	(142)	(142)
Buy		GSC	144	04/2009	2	0	2
Sell		HSBC	7,268	04/2009	0	(478)	(478)
Buy		RBS	1,260	04/2009	0	(33)	(33)
Sell	GBP	DUB	1,535	04/2009	23	0	23
Sell		HSBC	1,099	04/2009	0	(4)	(4)
Sell		MSC	2,570	04/2009	30	0	30
Buy		RBS	346	04/2009	0	(7)	(7)
Buy		UBS	1,031	04/2009	0	(42)	(42)
Sell	JPY	BNP	1,489,493	05/2009	259	0	259
Sell		HSBC	71,118	05/2009	4	0	4
Sell		MSC	1,489,493	06/2009	238	0	238
Buy	MXN	BCLY	230	05/2009	0	0	0
Sell		BCLY	5,468	05/2009	5	0	5
Buy		CITI	4,583	05/2009	1	(88)	(87)
Buy		HSBC	425	05/2009	0	0	0
Buy		JPM	230	05/2009	0	0	0
Sell		CITI	531	11/2009	0	0	0
Buy		JPM	186	11/2009	0	0	0
Sell	MYR	BCLY	141	08/2009	1	0	1
Buy	PHP	CITI	2,834	08/2009	0	(1)	(1)
Buy	PLN	HSBC	11,771	05/2009	0	(1,820)	(1,820)
Sell		HSBC	437	05/2009	18	0	18
Sell		JPM	54	05/2009	2	0	2
Sell		UBS	11,280	05/2009	448	0	448
Buy	RUB	BCLY	823	05/2009	0	(1)	(1)
Sell		BCLY	23,829	05/2009	17	0	17
Buy		HSBC	20,751	05/2009	0	(247)	(247)
Buy		JPM	2,255	05/2009	0	(18)	(18)
Buy	SGD	CITI	2,612	04/2009	0	(73)	(73)
Buy		DUB	1,653	04/2009	0	(34)	(34)
Sell		DUB	6,817	04/2009	85	0	85
Buy		HSBC	644	04/2009	0	(17)	(17)
Buy		RBS	1,094	04/2009	0	(25)	(25)
Buy		UBS	814	04/2009	0	(15)	(15)
Sell		CITI	983	07/2009	13	0	13
Buy		HSBC	983	07/2009	0	(34)	(34)

					$1,229	$(3,763)	$(2,534)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$31,457	$2,449,016	$14	$2,480,487
Short Sales, at value	0	(99,500)	0	(99,500)
Other Financial Instruments++	6,246	(4,363)	1,167	3,050

Total	$37,703	$2,345,153	$1,181	$2,384,037

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$(1)	$0	$0	$0	$15	$14
Other Financial Instruments++	3,483	0	0	0	(2,368)	52	1,167

Total	$3,483	$(1)	$0	$0	$(2,368)	$67	$1,181

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$1,309
Foreign exchange contracts	(2,534)
Credit contracts	4,676
Equity contracts	0
Other contracts	0

Total	$3,451

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

March 31, 2009 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 36.4%
Banking & Finance 27.3%
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	$100	$99
Citigroup Funding, Inc.
2.291% due 05/07/2010	100	90
General Electric Capital Corp.
6.375% due 11/15/2067	100	49
Hartford Financial Services Group, Inc.
6.000% due 01/15/2019	100	57

		295

Utilities 9.1%
AT&T, Inc.
5.600% due 05/15/2018	100	97

Total Corporate Bonds & Notes (Cost $500)		392

U.S. GOVERNMENT AGENCIES 102.5%
Fannie Mae
6.000% due 09/01/2036 - 07/01/2037 (b)	190	200
6.000% due 04/01/2039	200	209
Freddie Mac
5.500% due 02/01/2038 - 04/01/2038 (b)	671	697

Total U.S. Government Agencies (Cost $1,051)		1,106

U.S. TREASURY OBLIGATIONS 305.3%
Treasury Inflation Protected Securities (a)
1.625% due 01/15/2015	387	392
1.875% due 07/15/2015	76	78
2.000% due 01/15/2014	343	354
2.000% due 01/15/2026	213	211
2.375% due 01/15/2017	262	279
2.375% due 01/15/2025	674	702
2.375% due 01/15/2027	242	253
2.500% due 07/15/2016	838	900
2.625% due 07/15/2017	112	122

Total U.S. Treasury Obligations (Cost $3,111)		3,291

ASSET-BACKED SECURITIES 9.1%
SLM Student Loan Trust
2.659% due 04/25/2023	100	98

Total Asset-Backed Securities (Cost $99)		98

Purchased Options (e) 0.0% (Cost $0)		0
Total Investments 453.3% (Cost $4,761)		$4,887
Written Options (f) (0.2%) (Premiums $2)		(2)
Other Assets and Liabilities (Net) (353.1%)		(3,807)

Net Assets 100.0%		$1,078

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $709 at a weighted average interest rate of 1.315%. On March 31, 2009, securities valued at $897 were pledged as collateral for reverse repurchase agreements.

(c) Cash of $33 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2010	2	$12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0

				$12

(d) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Hartford Financial Services Group, Inc.	CSFB	(5.000%)	12/20/2018	9.624%	$100	$21	$10	$11

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM	EUR	100	$6	$0	$6
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		600	16	(1)	17
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		100	2	0	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC	BRL	100	4	1	3
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		$400	15	12	3
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	100	3	(1)	4

							$46	$11	$35

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	DWRTT Index	811	1-Month USD-LIBOR less 0.100%	$256	01/29/2010	CSFB	$8
Receive	DWRTT Index	114	1-Month USD-LIBOR less 0.150%	218	11/30/2009	JPM	7
Receive	DWRTT Index	84	1-Month USD-LIBOR less 0.250%	162	03/31/2009	MLP	5
Receive	DWRTT Index	136	1-Month USD-LIBOR plus 0.100%	261	10/30/2009	MLP	8
Receive	DWRTT Index	101	1-Month USD-LIBOR less 0.300%	193	07/31/2009	UBS	6

							$34

(4)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(e) Purchased options outstanding on March 31, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 05/01/2039	$112.000	05/05/2009	$500	$0	$0
Put - OTC Fannie Mae 6.500% due 05/01/2039	80.000	05/05/2009	500	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	65.000	04/07/2009	300	0	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	65.000	04/07/2009	900	0	0

				$0	$0

(f) Written options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR- LIBOR	Receive	3.100%	06/15/2009	EU	R100	$1	$2
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		100	1	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		$100	0	0

								$2	$2

(g) Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(5)
Freddie Mac	5.500%	04/01/2039	$500	$513	$519
Treasury Inflation Protected Securities	1.625%	01/15/2015	221	224	224
Treasury Inflation Protected Securities	1.875%	07/15/2015	76	78	78
Treasury Inflation Protected Securities	2.000%	01/15/2026	213	210	212
Treasury Inflation Protected Securities	2.375%	01/15/2025	336	349	352
Treasury Inflation Protected Securities	2.500%	07/15/2016	418	448	451
U.S. Treasury Notes	2.125%	04/30/2010	0	0	0

				$1,822	$1,836

(5)	Market value includes $6 of interest payable on short sales.

(h) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	6	04/2009	$0	$0	$0
Sell	BRL	BNP	10	06/2009	0	0	0
Sell		HSBC	30	06/2009	0	(1)	(1)
Buy		RBC	64	06/2009	0	(7)	(7)
Sell		UBS	32	06/2009	0	0	0
Sell	CHF	UBS	5	06/2009	0	0	0
Buy	CNY	BCLY	89	05/2009	0	0	0
Buy		HSBC	203	09/2009	0	0	0
Sell		JPM	121	09/2009	0	0	0
Buy	EUR	BCLY	37	04/2009	2	0	2
Sell		BNP	35	04/2009	0	(2)	(2)
Sell		HSBC	33	04/2009	0	(2)	(2)
Buy		RBC	4	04/2009	0	0	0
Sell	GBP	DUB	10	04/2009	0	0	0
Sell		MSC	17	04/2009	0	0	0
Buy		UBS	10	04/2009	0	0	0
Buy	MXN	CITI	19	05/2009	1	0	1
Sell		DUB	19	05/2009	0	0	0
Sell	PHP	CITI	12	08/2009	0	0	0
Buy	PLN	HSBC	69	05/2009	0	(11)	(11)
Sell		HSBC	1	05/2009	0	0	0
Sell		JPM	68	05/2009	3	0	3
Sell	RUB	BCLY	303	05/2009	0	0	0
Buy		HSBC	303	05/2009	0	(4)	(4)
Buy	SGD	DUB	15	04/2009	0	0	0
Sell		DUB	25	04/2009	0	0	0
Buy		RBS	10	04/2009	0	0	0
Sell		CITI	14	07/2009	0	0	0
Buy		HSBC	14	07/2009	0	(1)	(1)

					$6	$(28)	$(22)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$4,887	$0	$4,887
Short Sales, at value	0	(1,836)	0	(1,836)
Other Financial Instruments++	12	31	25	68

Total	$12	$3,082	$25	$3,119

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	31	0	0	0	(6)	0	25

Total	$31	$0	$0	$0	$(6)	$0	$25

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j) Fair Value of Derivative Instruments as of March 31, 2009 ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$45
Foreign exchange contracts	(22)
Credit contracts	10
Equity contracts	35
Other contracts	0

Total	$68

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

March 31, 2009 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 14.6%
Short-Term Floating NAV Portfolio	349,921	$3,501

Total PIMCO Funds (Cost $3,501)		3,501

	Principal Amount (000s)
CORPORATE BONDS & NOTES 34.9%
Banking & Finance 27.3%
American Express Bank FSB
0.583% due 06/22/2009	$10	10
American Express Centurion Bank
0.637% due 07/13/2010	300	276
American Honda Finance Corp.
2.038% due 06/20/2011	300	299
American International Group, Inc.
1.224% due 01/29/2010	200	126
ASIF I
1.309% due 07/26/2010	300	240
Bank of America N.A.
1.822% due 05/12/2010	300	280
Bear Stearns Cos. LLC
1.341% due 02/23/2010	100	99
1.448% due 08/15/2011	100	93
1.486% due 07/19/2010	200	197
Caterpillar Financial Services Corp.
1.976% due 06/24/2011	200	188
Citigroup Funding, Inc.
2.291% due 05/07/2010	200	180
Citigroup, Inc.
1.445% due 03/16/2012	200	149
5.500% due 04/11/2013	160	141
General Electric Capital Corp.
1.431% due 11/21/2011	100	86
1.580% due 09/15/2014	200	145
2.151% due 05/22/2013	100	80
Goldman Sachs Group, Inc.
1.317% due 06/23/2009	200	199
1.416% due 02/06/2012	300	260
John Deere Capital Corp.
2.042% due 06/10/2011	300	285
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	12
Macquarie Bank Ltd.
1.322% due 02/16/2010	200	200
Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	200	188
6.050% due 08/15/2012	100	86
Metropolitan Life Global Funding I
1.278% due 05/17/2010	100	94
1.570% due 03/15/2012	300	239
Morgan Stanley
1.392% due 01/18/2011	100	90
5.300% due 03/01/2013	100	96
National Australia Bank Ltd.
1.352% due 09/11/2009	100	100
National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	200	196
Pricoa Global Funding I
2.066% due 06/04/2010	200	180
Rabobank Nederland NV
1.646% due 05/19/2010	100	99
SLM Corp.
1.319% due 07/26/2010	100	71
State Street Bank and Trust Co.
1.499% due 09/15/2011	800	802
UBS AG
2.154% due 05/05/2010	200	200
Wachovia Bank N.A.
2.138% due 05/14/2010	300	290
Wells Fargo & Co.
0.523% due 03/22/2010	300	286

		6,562

Industrials 7.1%
GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	100	100
Home Depot, Inc.
1.445% due 12/16/2009	100	98
Honeywell International, Inc.
1.219% due 07/27/2009	100	100
New Albertson’s, Inc.
6.950% due 08/01/2009	100	100
Roche Holdings, Inc.
3.249% due 02/25/2011	300	300
Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009	100	100
5.750% due 10/17/2016	400	406
Southern Co.
1.951% due 08/20/2010	200	200
Walt Disney Co.
1.392% due 09/10/2009	100	100
XTO Energy, Inc.
4.625% due 06/15/2013	200	194

		1,698

Utilities 0.5%
Enel Finance International S.A.
5.700% due 01/15/2013	100	101
Midwest Generation LLC
8.300% due 07/02/2009	18	18

		119

Total Corporate Bonds & Notes (Cost $8,858)		8,379

U.S. GOVERNMENT AGENCIES 61.0%
Fannie Mae
0.582% due 12/25/2036	62	56
0.642% due 03/25/2034	25	22
0.672% due 08/25/2034	6	6
0.722% due 10/27/2037	100	90
0.872% due 05/25/2042	19	17
3.022% due 03/01/2044 - 07/01/2044	91	91
4.999% due 10/01/2031	4	4
5.000% due 03/01/2037	449	464
5.500% due 11/01/2016 - 04/01/2039	7,056	7,327
5.500% due 06/01/2038 (d)(e)	3,508	3,645
6.000% due 06/01/2017 - 10/01/2037	1,865	1,951
Freddie Mac
0.562% due 12/25/2036	99	99
0.786% due 02/15/2019	291	282
0.906% due 06/15/2031	49	48
3.022% due 10/25/2044	213	207
3.023% due 02/25/2045	222	191
3.222% due 07/25/2044	85	84
5.000% due 01/15/2018	34	35
5.500% due 08/15/2030	1	1
9.500% due 12/01/2019	3	3
Ginnie Mae
5.000% due 02/20/2032	18	18
6.000% due 03/15/2032	8	9

Total U.S. Government Agencies (Cost $14,284)		14,650

MORTGAGE-BACKED SECURITIES 5.4%
Banc of America Mortgage Securities, Inc.
5.470% due 07/20/2032	2	1
5.500% due 07/25/2035	212	200
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	56	39
4.750% due 10/25/2035	120	113
5.206% due 01/25/2034	9	6
Bear Stearns Alt-A Trust
5.491% due 09/25/2035	48	24
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	2	2
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	37	24
Countrywide Alternative Loan Trust
0.695% due 05/20/2046	21	17
0.802% due 02/25/2037	137	57
Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 06/25/2035	49	29
CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	11	8
4.462% due 05/25/2032	2	2
4.554% due 06/25/2033	39	31
First Republic Mortgage Loan Trust
0.856% due 08/15/2032	30	25
Greenpoint Mortgage Funding Trust
0.742% due 06/25/2045	63	27
GSR Mortgage Loan Trust
4.541% due 09/25/2035	62	46
Harborview Mortgage Loan Trust
0.776% due 05/19/2035	73	27
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	27	19
Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	13	12
JPMorgan Mortgage Trust
5.018% due 02/25/2035	176	140
Mellon Residential Funding Corp.
0.996% due 12/15/2030	18	14
Merrill Lynch Floating Trust
0.626% due 06/15/2022	55	39
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	30	17
MLCC Mortgage Investors, Inc.
1.522% due 10/25/2035	26	18
Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2036	73	26
0.752% due 05/25/2045	90	36
0.806% due 07/19/2035	11	5
1.216% due 09/19/2032	9	7
Structured Asset Securities Corp.
0.572% due 05/25/2036	19	17
Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	77	67
0.632% due 11/25/2046	58	50
0.652% due 06/25/2037	74	64
WaMu Mortgage Pass-Through Certificates
1.062% due 12/25/2027	28	20
2.633% due 02/25/2046	43	16
2.633% due 08/25/2046	62	20
2.833% due 11/25/2042	27	17
3.033% due 06/25/2042	6	4

Total Mortgage-Backed Securities (Cost $1,850)		1,286

ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp.
0.572% due 12/25/2036	36	31
Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	4	4
Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	31	26
0.602% due 10/25/2036	35	30
1.182% due 10/25/2032	3	2
Capital Auto Receivables Asset Trust
1.256% due 09/15/2010	294	293
Carrington Mortgage Loan Trust
0.622% due 06/25/2037	59	44
Chase Issuance Trust
1.206% due 11/15/2011	100	99
2.820% due 09/15/2015	200	183
Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	60	54
0.682% due 02/25/2036	14	13
1.002% due 12/25/2031	3	1
1.262% due 05/25/2032	1	0
CS First Boston Mortgage Securities Corp.
1.262% due 08/25/2032	3	1
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 12/25/2036	7	7
Fremont Home Loan Trust
0.582% due 01/25/2037	42	35
Irwin Home Equity Corp.
1.062% due 07/25/2032	3	2
JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036	38	34
Lehman XS Trust
0.592% due 05/25/2046	5	5
Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	17	15
0.702% due 08/25/2035	4	4
MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036	27	25
New Century Home Equity Loan Trust
0.782% due 06/25/2035	21	16
Option One Mortgage Loan Trust
0.562% due 02/25/2037	7	7
Renaissance Home Equity Loan Trust
0.882% due 11/25/2034	16	10
0.962% due 08/25/2033	12	7
1.022% due 12/25/2033	58	32
SLC Student Loan Trust
1.214% due 02/15/2015	31	30
SLM Student Loan Trust
2.659% due 04/25/2023	199	196
Specialty Underwriting & Residential Finance
0.567% due 11/25/2037	14	13
Structured Asset Investment Loan Trust
0.572% due 07/25/2036	19	17
Structured Asset Securities Corp.
0.812% due 01/25/2033	4	2
Wells Fargo Home Equity Trust
0.762% due 10/25/2035	14	12

Total Asset-Backed Securities (Cost $1,377)		1,250

SHORT-TERM INSTRUMENTS 5.8%
Certificates of Deposit 2.1%
Bank of Ireland
1.134% due 01/15/2010	100	96
Barclays Bank PLC
1.351% due 08/10/2009	200	200
Unicredito Italiano NY
1.156% due 05/15/2009	200	200

		496

Repurchase Agreements 2.8%
State Street Bank and Trust Co.
0.080% due 04/01/2009	684	684
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $700. Repurchase proceeds are $684.)

U.S. Treasury Bills 0.9%
0.100% due 04/16/2009 (c)	220	220

Total Short-Term Instruments (Cost $1,404)		1,400

Purchased Options (g) 0.3% (Cost $15)		66
Total Investments 127.2% (Cost $31,289)		$30,532
Written Options (h) (0.2%) (Premiums $15)		(54)
Other Assets and Liabilities (Net) (27.0%)		(6,477)

Net Assets 100.0%		$24,001

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) The Short-Term Portfolio is investing in shares of affiliated Funds.

(c) Securities with an aggregate market value of $220 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(d) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $1,000 at a weighted average interest rate of 0.562%. On March 31, 2009, securities valued at $1,028 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $98 and cash of $167 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	1	$13
90-Day Eurodollar December Futures	Long	12/2009	63	345
90-Day Eurodollar December Futures	Long	12/2011	9	10
90-Day Eurodollar June Futures	Long	06/2011	8	7
90-Day Eurodollar March Futures	Long	03/2011	25	14
90-Day Eurodollar September Futures	Long	09/2011	4	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	36	106

				$499

(f) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
UBS Warburg LLC	DUB	(2.200%)	03/20/2014	2.290%	EUR	100	$0	$0	$0

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	$100	$(10)	$0	$(10)
Morgan Stanley	JPM	0.850%	09/20/2012	3.995%	200	(19)	0	(19)

						$(29)	$0	$(29)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	194	$0	$0	$0
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$200	(7)	(1)	(6)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	200	(7)	(1)	(6)

					$(14)	$(2)	$(12)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	1,200	$33	$4	$29
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$500	(41)	(34)	(7)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		200	(17)	(16)	(1)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		3,000	(288)	(365)	77
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	200	2	2	0
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	600	12	5	7

							$(299)	$(404)	$105

(g) Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$500	$5	$21
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,000	10	45

							$15	$66

(h) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	4	$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	$200	$5	$18
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	300	9	36

							$14	$54

(i) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	51	04/2009	$0	$(3)	$(3)
Buy		UBS	19	05/2009	0	0	0
Buy	BRL	HSBC	0	06/2009	0	0	0
Sell		HSBC	134	06/2009	0	(7)	(7)
Buy		RBC	133	06/2009	0	(14)	(14)
Sell	CLP	BCLY	10,533	05/2009	0	0	0
Buy		JPM	10,533	05/2009	0	(4)	(4)
Buy		BCLY	10,533	11/2009	0	0	0
Buy	CNY	BCLY	704	07/2009	0	(5)	(5)
Sell		BCLY	2,747	07/2009	0	(22)	(22)
Buy		DUB	1,796	07/2009	0	(12)	(12)
Buy		HSBC	906	07/2009	0	(7)	(7)
Sell	GBP	DUB	108	04/2009	1	0	1
Sell		MSC	181	04/2009	2	0	2
Buy		UBS	64	04/2009	0	(3)	(3)
Buy	MXN	CITI	1,760	05/2009	0	(38)	(38)
Sell		CITI	1,760	05/2009	0	(2)	(2)
Buy		CITI	1,760	11/2009	2	0	2
Sell	PLN	BCLY	22	05/2009	1	0	1
Buy		HSBC	445	05/2009	0	(69)	(69)
Sell		MSC	424	05/2009	68	0	68
Sell	RUB	BCLY	120	05/2009	0	0	0
Buy		HSBC	2,021	05/2009	0	(24)	(24)
Sell		HSBC	3,160	05/2009	8	0	8
Buy		JPM	2,777	05/2009	0	(22)	(22)
Sell		JPM	1,518	05/2009	3	0	3
Buy	SGD	CITI	73	04/2009	0	(2)	(2)
Buy		DUB	44	04/2009	0	(1)	(1)
Buy		HSBC	15	04/2009	0	0	0
Sell		JPM	204	04/2009	2	0	2
Buy		RBS	18	04/2009	0	0	0
Buy		UBS	30	04/2009	0	(1)	(1)
Buy		HSBC	29	07/2009	0	(1)	(1)
Buy	ZAR	BCLY	213	05/2009	3	0	3
Sell		BCLY	213	05/2009	0	0	0
Buy		BCLY	213	11/2009	0	0	0

					$90	$(237)	$(147)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$3,501	$27,031	$0	$30,532
Other Financial Instruments++	499	(137)	0	362

Total	$4,000	$26,894	$0	$30,894

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$244	$2	$7	$0	$(13)	$(240)	$0
Other Financial Instruments++	0	0	0	0	0	0	0

Total	$244	$2	$7	$0	$(13)	$(240)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k) Fair Value of Derivative Instruments as of March 31, 2009 ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$615
Foreign exchange contracts	(147)
Credit contracts	(40)
Equity contracts	0
Other contracts	0

Total	$428

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Portfolio

March 31, 2009 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (c) 10.2%
Short-Term Floating NAV Portfolio	20,006	$200

Total PIMCO Funds (Cost $200)		200

	Principal Amount (000s)
CORPORATE BONDS & NOTES 46.8%
Banking & Finance 31.9%
American Express Bank FSB
0.583% due 06/22/2009	$30	30
American International Group, Inc.
5.850% due 01/16/2018	20	8
Bank of America Corp.
5.750% due 12/01/2017	30	25
6.000% due 09/01/2017	10	8
8.000% due 12/29/2049	30	12
Barclays Bank PLC
6.050% due 12/04/2017	10	8
Bear Stearns Cos. LLC
1.366% due 05/18/2010	30	29
1.554% due 09/09/2009	30	30
CIT Group, Inc.
1.451% due 03/12/2010	20	16
Citigroup Capital XXI
8.300% due 12/21/2057	10	5
Citigroup, Inc.
1.396% due 05/18/2010	30	27
5.500% due 04/11/2013	20	18
Credit Suisse USA, Inc.
1.438% due 08/15/2010	30	29
Deutsche Bank AG
1.538% due 02/17/2015	20	14
Duke University
5.150% due 04/01/2019	20	20
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	30	21
General Electric Capital Corp.
5.875% due 01/14/2038	20	14
Goldman Sachs Group, Inc.
1.455% due 07/23/2009	30	30
HSBC Finance Corp.
1.491% due 05/10/2010	30	26
1.518% due 11/16/2009	20	19
JPMorgan Chase & Co.
1.281% due 05/07/2010	30	29
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	10	1
Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	27
Morgan Stanley
1.374% due 01/15/2010	50	48
SLM Corp.
1.299% due 07/27/2009	30	29
Wachovia Corp.
1.311% due 12/01/2009	30	30
5.750% due 02/01/2018	30	27
Wells Fargo & Co.
7.980% due 02/28/2049	100	47

		627

Industrials 6.4%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	30	31
Home Depot, Inc.
1.445% due 12/16/2009	20	20
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	30	27
Petroleos Mexicanos
8.000% due 05/03/2019	20	19
Roche Holdings, Inc.
3.249% due 02/25/2011	20	20
UST, Inc.
5.750% due 03/01/2018	10	9

		126

Utilities 8.5%
AT&T, Inc.
1.334% due 02/05/2010	100	100
NiSource Finance Corp.
1.821% due 11/23/2009	30	29
Ohio Power Co.
1.605% due 04/05/2010	30	29
Verizon Communications, Inc.
1.475% due 04/03/2009	10	10

		168

Total Corporate Bonds & Notes (Cost $1,066)		921

MUNICIPAL BONDS & NOTES 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	30	17

Total Municipal Bonds & Notes (Cost $28)		17

U.S. GOVERNMENT AGENCIES 95.3%
Fannie Mae
5.000% due 12/25/2016 - 02/25/2017	20	21
5.500% due 12/01/2038 (d)	462	480
6.000% due 11/01/2037 (d)	310	324
6.000% due 04/01/2039	1,000	1,044
Freddie Mac
4.250% due 09/15/2024	7	7

Total U.S. Government Agencies (Cost $1,837)		1,876

U.S. TREASURY OBLIGATIONS 6.0%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	115	118

Total U.S. Treasury Obligations (Cost $114)		118

MORTGAGE-BACKED SECURITIES 6.3%
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	30	20
Banc of America Funding Corp.
5.889% due 03/20/2036	15	8
Bear Stearns Structured Products, Inc.
5.733% due 12/26/2046	25	14
Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	11	10
Countrywide Alternative Loan Trust
0.722% due 06/25/2037	24	9
Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	13	9
Harborview Mortgage Loan Trust
5.143% due 07/19/2035	16	9
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	30	20
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	3	3
Morgan Stanley Capital I
5.881% due 06/11/2049	30	22

Total Mortgage-Backed Securities (Cost $186)		124

ASSET-BACKED SECURITIES 8.0%
Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	14	11
BNC Mortgage Loan Trust
0.622% due 05/25/2037	18	14
Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	14	12
0.632% due 03/25/2037	14	12
Countrywide Asset-Backed Certificates
0.602% due 10/25/2047	14	12
0.702% due 09/25/2036	19	13
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 10/25/2036	7	7
Fremont Home Loan Trust
0.622% due 05/25/2036	3	3
MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	4	4
0.602% due 05/25/2037	13	11
Morgan Stanley ABS Capital I
0.562% due 01/25/2037	11	9
0.572% due 10/25/2036	6	5
Nationstar Home Equity Loan Trust
0.642% due 04/25/2037	13	12
Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037	11	10
Soundview Home Equity Loan Trust
0.602% due 06/25/2037	16	12
Structured Asset Securities Corp.
0.622% due 01/25/2037	15	10

Total Asset-Backed Securities (Cost $192)		157

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Principal Financial Global Funding LLC
2.750% due 07/12/2010 CHF 10		8

Total Foreign Currency-Denominated Issues (Cost $8)		8

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011	200	1

Total Convertible Preferred Stocks (Cost $15)		1

Purchased Options (g) 0.0% (Cost $1)		0
Total Investments 173.9% (Cost $3,647)		$3,422
Other Assets and Liabilities (Net) (73.9%)		(1,454)

Net Assets 100.0%		$1,968

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) The Small Cap StocksPLUS® TR Portfolio is investing in shares of affiliated Funds.

(d) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $728 at a weighted average interest rate of 1.336%. On March 31, 2009, securities valued at $744 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $258 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	1	$7
90-Day Eurodollar June Futures	Long	06/2009	2	11
90-Day Eurodollar September Futures	Long	09/2009	2	12
E-mini Russell 2000 Index June Futures	Long	06/2009	48	170
U.S. Treasury 5-Year Note June Futures	Long	06/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	9

				$211

(f) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp.	RBS	0.880%	03/20/2013	3.844%	$100	$(10)	$0	$(10)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	30	(4)	0	(4)

						$(14)	$0	$(14)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	30	$1	$0	$1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	100	2	0	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$200	6	0	6
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	2	0	2

							$11	$0	$11

(g) Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$85.000	05/22/2009	1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	5	0	0
Put - NYBEX Mini Russell 2000 Index June Futures	240.000	04/17/2009	30	1	0

				$1	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 06/01/2039	$93.000	06/04/2009	$1,000	$0	$0

(h) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	1	04/2009	$0	$0	$0
Sell		BCLY	1	04/2009	0	0	0
Buy		HSBC	1	04/2009	0	0	0
Sell		HSBC	1	04/2009	0	0	0
Sell	BRL	HSBC	2	04/2009	0	0	0
Buy		JPM	2	04/2009	0	0	0
Sell		JPM	1	04/2009	0	0	0
Buy		HSBC	2	06/2009	0	0	0
Buy		JPM	1	06/2009	0	0	0
Sell		JPM	6	06/2009	0	0	0
Buy		RBC	66	06/2009	0	(7)	(7)
Sell		UBS	60	06/2009	0	0	0
Buy	CAD	JPM	1	04/2009	0	0	0
Buy	CNY	BCLY	78	07/2009	0	(1)	(1)
Sell		BCLY	22	07/2009	0	0	0
Sell		CITI	35	07/2009	0	0	0
Buy		DUB	51	07/2009	0	(1)	(1)
Sell		DUB	70	07/2009	0	0	0
Buy		HSBC	13	07/2009	0	0	0
Sell		HSBC	23	07/2009	0	0	0
Buy		JPM	20	07/2009	0	0	0
Sell		JPM	13	07/2009	0	0	0
Buy		BCLY	48	09/2009	0	0	0
Sell		BCLY	22	09/2009	0	0	0
Sell		CITI	11	09/2009	0	0	0
Sell		HSBC	7	09/2009	0	0	0
Sell		JPM	7	09/2009	0	0	0
Buy		BCLY	3	03/2010	0	0	0
Buy		HSBC	3	03/2010	0	0	0
Buy		JPM	20	03/2010	0	0	0
Sell	EUR	HSBC	1	04/2009	0	0	0
Buy	GBP	CITI	2	04/2009	0	0	0
Buy		DUB	1	04/2009	0	0	0
Sell		DUB	7	04/2009	0	0	0
Buy		GSC	1	04/2009	0	0	0
Buy		MSC	1	04/2009	0	0	0
Sell		MSC	13	04/2009	0	0	0
Buy	INR	BCLY	21	04/2009	0	0	0
Sell		DUB	21	04/2009	0	0	0
Buy	JPY	RBS	98	05/2009	0	0	0
Buy	KWD	HSBC	0	04/2009	0	0	0
Sell		HSBC	0	04/2009	0	0	0
Buy	RUB	JPM	152	05/2009	0	(2)	(2)
Sell		UBS	152	05/2009	2	0	2
Buy	SAR	HSBC	1	04/2009	0	0	0
Sell		HSBC	1	04/2009	0	0	0
Buy		JPM	1	04/2009	0	0	0
Sell		JPM	1	04/2009	0	0	0
Sell	SGD	BCLY	4	04/2009	0	0	0
Buy		CITI	15	04/2009	0	(1)	(1)
Sell		CITI	3	04/2009	0	0	0
Sell		HSBC	9	04/2009	0	0	0
Sell		JPM	3	04/2009	0	0	0
Buy		RBS	4	04/2009	0	0	0

					$2	$(12)	$(10)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$201	$3,221	$0	$3,422
Other Financial Instruments++	211	(13)	0	198

Total	$412	$3,208	$0	$3,620

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	1	0	0	0	0	(1)	0

Total	$1	$0	$0	$0	$0	$(1)	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j) Fair Value of Derivative Instruments as of March 31, 2009 ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$52
Foreign exchange contracts	(10)
Credit contracts	(14)
Equity contracts	170
Other contracts	0

Total	$198

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Growth and Income Portfolio

March 31, 2009 (Unaudited)

	Shares		Value (000s)
PIMCO FUNDS (c) 11.3%
Short-Term Floating NAV Portfolio		340,012	$3,402

Total PIMCO Funds (Cost $3,401)			3,402

	Principal Amount (000s)
CORPORATE BONDS & NOTES 48.3%
Banking & Finance 30.9%
American Express Credit Corp.
0.677% due 12/02/2010		$100	90
0.716% due 06/16/2011		100	87
American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011		100	87
American International Group, Inc.
0.606% due 06/16/2009 (e)		800	721
Bank of America Corp.
8.000% due 12/29/2049		1,400	561
Bear Stearns Cos. LLC
1.262% due 10/22/2010		200	196
1.448% due 08/15/2011		100	92
Capital One Financial Corp.
1.572% due 09/10/2009		100	97
CIT Group, Inc.
1.481% due 02/13/2012		100	61
4.750% due 12/15/2010		200	161
Citigroup Funding, Inc.
1.226% due 06/26/2009		100	99
1.257% due 09/22/2009		200	196
Comerica Bank
0.612% due 06/30/2010		500	451
1.341% due 05/10/2010		200	183
Countrywide Financial Corp.
1.681% due 05/07/2012		100	81
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		100	89
ICICI Bank Ltd.
1.894% due 01/12/2010		300	270
International Lease Finance Corp.
4.950% due 02/01/2011		600	397
KeyCorp
0.621% due 05/26/2009		1,100	1,094
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		500	62
3.005% due 07/18/2011 (a)		100	12
Marshall & Ilsley Corp.
5.626% due 08/17/2009		100	97
Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		100	94
Morgan Stanley
1.184% due 01/15/2010 (e)		800	770
3.338% due 05/14/2010		200	195
Osiris Capital PLC
3.944% due 01/15/2010		500	488
SLM Corp.
1.319% due 07/26/2010		600	426
1.389% due 10/25/2011		1,200	692
1.520% due 03/15/2011		100	64
Sun Life Financial Global Funding LP
1.619% due 07/06/2011		600	533
Wachovia Corp.
1.224% due 10/15/2011		900	798
Wells Fargo & Co.
7.980% due 02/28/2049		100	47

			9,291

Industrials 9.0%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	103
Daimler Finance North America LLC
5.750% due 09/08/2011		200	189
7.300% due 01/15/2012		200	192
General Mills, Inc.
1.252% due 01/22/2010		100	98
Home Depot, Inc.
1.445% due 12/16/2009		100	98
Hospira, Inc.
1.712% due 03/30/2010		200	187
New Albertson’s, Inc.
6.950% due 08/01/2009		300	301
Pemex Project Funding Master Trust
1.864% due 12/03/2012		700	593
Reynolds American, Inc.
2.020% due 06/15/2011		300	270
Rockies Express Pipeline LLC
5.100% due 08/20/2009		200	200
UnitedHealth Group, Inc.
2.541% due 02/07/2011		500	482

			2,713

Utilities 8.4%
AT&T, Inc.
1.334% due 02/05/2010		100	100
Pepco Holdings, Inc.
1.886% due 06/01/2010		1,100	1,027
Qwest Corp.
4.570% due 06/15/2013		700	604
Telecom Italia Capital S.A.
1.650% due 02/01/2011		100	87
Verizon Wireless Capital LLC
5.250% due 02/01/2012		700	710

			2,528

Total Corporate Bonds & Notes (Cost $17,244)			14,532

U.S. GOVERNMENT AGENCIES 39.1%
Fannie Mae
5.000% due 06/01/2018 - 05/01/2039		4,013	4,135
5.000% due 06/01/2023 (e)		284	295
5.500% due 10/01/2036 - 03/01/2037 (e)		1,904	1,980
6.000% due 04/01/2016 - 11/01/2033 (e)		118	124
6.000% due 11/01/2016 - 05/01/2039		2,026	2,112
8.000% due 05/01/2030 - 09/01/2031		28	31
Freddie Mac
0.706% due 08/15/2019 (e)		882	854
5.500% due 08/15/2030		4	3
6.000% due 07/01/2016 - 04/01/2039		914	956
6.000% due 05/01/2031 - 07/01/2033 (e)		621	654
6.500% due 10/25/2043		360	377
Ginnie Mae
4.125% due 11/20/2029 (f)		75	75
5.375% due 02/20/2027 (f)		98	100
8.000% due 04/15/2027 - 12/15/2029		52	57
8.500% due 04/20/2030		2	2

Total U.S. Government Agencies (Cost $11,615)			11,755

MORTGAGE-BACKED SECURITIES 5.9%
Bear Stearns Adjustable Rate Mortgage Trust
5.320% due 02/25/2033		43	38
Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037		135	118
Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021		2	1
Countrywide Alternative Loan Trust
0.702% due 05/25/2047		157	51
2.633% due 02/25/2036		257	104
6.000% due 10/25/2033		192	185
CS First Boston Mortgage Securities Corp.
4.462% due 05/25/2032		58	53
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047		107	96
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046		107	86
Harborview Mortgage Loan Trust
0.646% due 01/19/2038		109	98
0.746% due 01/19/2038		293	104
Impac CMB Trust
1.282% due 10/25/2033		12	8
Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046		78	72
Morgan Stanley Capital I
0.617% due 10/15/2020		36	27
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		123	112
Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037		225	82
0.802% due 02/25/2036		127	49
0.806% due 07/19/2035		104	68
Thornburg Mortgage Securities Trust
0.652% due 06/25/2037		152	135
WaMu Mortgage Pass-Through Certificates
3.955% due 12/25/2046		712	282

Total Mortgage-Backed Securities (Cost $3,040)			1,769

ASSET-BACKED SECURITIES 8.8%
Asset-Backed Funding Certificates
0.582% due 10/25/2036		36	34
Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037		166	121
Chase Issuance Trust
0.596% due 04/15/2013		300	285
2.820% due 09/15/2015		500	458
Citigroup Mortgage Loan Trust, Inc.
0.582% due 01/25/2037		36	36
0.632% due 08/25/2036		379	334
Credit-Based Asset Servicing & Securitization LLC
0.612% due 12/25/2037		194	182
Ford Credit Auto Owner Trust
4.360% due 06/15/2010		139	139
HSBC Asset Loan Obligation
0.582% due 12/25/2036		391	341
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		33	19
Long Beach Mortgage Loan Trust
0.562% due 11/25/2036		118	109
0.802% due 10/25/2034		5	2
Morgan Stanley ABS Capital I
0.562% due 10/25/2036		23	21
Option One Mortgage Loan Trust
0.572% due 01/25/2037		36	34
Securitized Asset-Backed Receivables LLC Trust
0.582% due 12/25/2036		85	70
SLM Student Loan Trust
1.199% due 01/25/2019		450	395
Structured Asset Securities Corp.
0.572% due 10/25/2036		75	66

Total Asset-Backed Securities (Cost $2,835)			2,646

SOVEREIGN ISSUES 9.1%
Export-Import Bank of Korea
1.478% due 11/16/2010		1,900	1,876
8.125% due 01/21/2014		400	414
Korea Development Bank
1.531% due 11/22/2012		500	453

Total Sovereign Issues (Cost $2,798)			2,743

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
American International Group, Inc.
2.875% due 06/20/2011	CHF	100	47
ASB Finance Ltd.
2.025% due 02/13/2012	EUR	300	363
SLM Corp.
1.850% due 12/15/2010		300	248
4.750% due 03/17/2014		100	69

Total Foreign Currency-Denominated Issues (Cost $836)			727

	Shares
CONVERTIBLE PREFERRED STOCKS 1.6%
Wells Fargo & Co.
7.500% due 12/31/2049		1,000	479

Total Convertible Preferred Stocks (Cost $1,300)			479

PREFERRED STOCKS 5.8%
Banking & Finance 5.8%
DG Funding Trust
2.717% due 12/31/2049		173	1,733

Total Preferred Stocks (Cost $1,823)			1,733

SHORT-TERM INSTRUMENTS 11.7%
Repurchase Agreements 1.9%
State Street Bank and Trust Co.
0.080% due 04/01/2009		582	582
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $595. Repurchase proceeds are $582.)

U.S. Treasury Bills 9.8%
0.105% due 04/02/2009 - 04/30/2009 (b)(d)		2,940	2,940

Total Short-Term Instruments (Cost $3,522)			3,522

Purchased Options (h) 0.3% (Cost $22)			95
Total Investments 144.3% (Cost $48,436)			$43,403
Written Options (i) (0.0%) (Premiums $9)			(4)
Other Assets and Liabilities (Net) (44.5%)			(13,332)

Net Assets 100.0%			$30,067

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) The StocksPLUS® Growth and Income Portfolio is investing in shares of affiliated Funds.

(d) Securities with an aggregate market value of $2,630 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(e) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $7,091 at a weighted average interest rate of 2.549%. On March 31, 2009, securities valued at $5,696 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $175 and cash of $2,118 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	9	$47
90-Day Eurodollar June Futures	Long	06/2009	21	109
90-Day Eurodollar March Futures	Long	03/2010	5	28
90-Day Eurodollar September Futures	Long	09/2009	56	440
E-mini S&P 500 Index June Futures	Short	06/2009	3	(6)
S&P 500 Index June Futures	Long	06/2009	45	1,007
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	35	25

				$1,650

(g) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BCLY	(1.300%)	06/20/2010	2.803%	$200	$3	$0	$3

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American Express Co.	CITI	2.750%	03/20/2014	6.308%	$200	$(26)	$0	$(26)
American Express Co.	DUB	2.060%	03/20/2013	6.636%	300	(42)	0	(42)
American International Group, Inc.	BOA	0.930%	12/20/2012	23.398%	100	(44)	0	(44)
American International Group, Inc.	RBS	0.780%	12/20/2012	23.398%	100	(44)	0	(44)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	100	(10)	0	(10)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.844%	100	(10)	0	(10)
Berkshire Hathaway Finance Corp.	DUB	0.850%	09/20/2009	4.297%	500	(8)	0	(8)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.844%	100	(10)	0	(10)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.844%	100	(10)	0	(10)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	700	(31)	0	(31)
California State General Obligation Notes, Series 2005	GSC	0.530%	03/20/2018	3.100%	100	(12)	0	(12)
CIT Group, Inc.	BCLY	5.000%	03/20/2014	11.616%	100	(20)	(8)	(12)
CIT Group, Inc.	JPM	5.750%	03/20/2013	12.341%	100	(17)	0	(17)
Gannett Co., Inc.	UBS	1.800%	03/20/2013	12.134%	100	(28)	0	(28)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	300	(18)	0	(18)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	7.360%	100	(12)	0	(12)
General Electric Capital Corp.	MSC	5.500%	12/20/2009	10.020%	200	(6)	0	(6)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	500	(407)	0	(407)
General Motors Corp.	GSC	5.150%	12/20/2012	104.456%	300	(243)	0	(243)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	300	(244)	0	(244)
General Motors Corp.	MLP	6.650%	12/20/2012	104.456%	200	(160)	0	(160)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	100	(12)	0	(12)
JSC Gazprom	BCLY	0.740%	01/20/2012	8.297%	200	(35)	0	(35)
JSC Gazprom	DUB	1.000%	10/20/2011	8.446%	300	(47)	0	(47)
MBIA, Inc.	BOA	2.800%	12/20/2012	34.161%	100	(53)	0	(53)
MBIA, Inc.	DUB	3.400%	12/20/2012	54.559%	100	(65)	0	(65)
MetLife, Inc.	JPM	1.700%	03/20/2013	8.943%	100	(21)	0	(21)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	100	(13)	0	(13)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.850%	100	(11)	0	(11)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	10.746%	100	(24)	0	(24)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	10.746%	100	(24)	0	(24)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	10.746%	300	(72)	0	(72)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	10.746%	400	(91)	0	(91)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	10.746%	100	(24)	0	(24)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	10.746%	100	(23)	0	(23)

						$(1,917)	$(8)	$(1,909)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(199)	$0	$(199)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	97	(1)	0	(1)

					$(200)	$0	$(200)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,000	$46	$0	$46
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	400	0	0	0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		300	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	2	0	2
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	3	0	3
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$700	22	(8)	30
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		1,500	50	(4)	54
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		200	8	(17)	25
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		400	15	(7)	22
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	1,800	22	(34)	56

							$172	$(70)	$242

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Index	5,275	1-Month USD-LIBOR less 0.100%	$6,271	03/31/2009	GSC	$548
Receive	S&P 500 Index	10,822	3-Month USD-LIBOR less 0.070%	14,814	01/29/2010	MLP	(853)

							$(305)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$2,300	$22	$95

(i) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	2	$1	$0
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	15	4	4

				$5	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	$500	$2	$0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	500	2	0

							$4	$0

(j) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	31	04/2009	$0	$0	$0
Sell		BCLY	31	04/2009	0	0	0
Buy		HSBC	31	04/2009	0	0	0
Sell		HSBC	31	04/2009	0	0	0
Sell	BRL	HSBC	25	04/2009	0	0	0
Buy		JPM	34	04/2009	0	(1)	(1)
Sell		JPM	8	04/2009	0	0	0
Sell		BCLY	10	06/2009	0	0	0
Buy		HSBC	25	06/2009	0	0	0
Sell		HSBC	192	06/2009	3	0	3
Buy		JPM	8	06/2009	0	0	0
Buy		RBC	876	06/2009	0	(88)	(88)
Buy		RBS	19	06/2009	0	0	0
Sell		RBS	19	06/2009	0	0	0
Sell		UBS	652	06/2009	0	(1)	(1)
Buy	CAD	JPM	17	04/2009	0	0	0
Buy	CNY	BCLY	472	07/2009	0	(4)	(4)
Sell		BCLY	1,830	07/2009	0	(4)	(4)
Sell		CITI	282	07/2009	0	(1)	(1)
Buy		DUB	1,556	07/2009	0	(13)	(13)
Sell		DUB	982	07/2009	0	(4)	(4)
Buy		HSBC	998	07/2009	1	(4)	(3)
Sell		HSBC	187	07/2009	0	(1)	(1)
Buy		JPM	416	07/2009	0	(4)	(4)
Sell		JPM	163	07/2009	0	(1)	(1)
Buy		BCLY	243	09/2009	1	0	1
Sell		BCLY	511	09/2009	0	(2)	(2)
Buy		CITI	139	09/2009	0	0	0
Sell		CITI	493	09/2009	0	(2)	(2)
Buy		DUB	416	09/2009	1	0	1
Buy		HSBC	277	09/2009	1	0	1
Sell		HSBC	56	09/2009	0	0	0
Buy		JPM	69	09/2009	0	0	0
Sell		JPM	84	09/2009	0	0	0
Buy		BCLY	47	03/2010	0	0	0
Buy		HSBC	47	03/2010	0	0	0
Buy		JPM	298	03/2010	0	0	0
Buy	EUR	BCLY	91	04/2009	0	(2)	(2)
Sell		HSBC	682	04/2009	0	(45)	(45)
Buy	GBP	BCLY	12	04/2009	0	0	0
Buy		CITI	89	04/2009	0	(3)	(3)
Buy		DUB	97	04/2009	0	(2)	(2)
Sell		DUB	205	04/2009	3	0	3
Buy		GSC	49	04/2009	0	(1)	(1)
Buy		MSC	97	04/2009	0	(3)	(3)
Sell		MSC	342	04/2009	4	0	4
Buy		UBS	49	04/2009	0	(2)	(2)
Buy	INR	BCLY	1,541	04/2009	0	(1)	(1)
Sell		BCLY	632	04/2009	0	(1)	(1)
Buy		BOA	1,016	04/2009	0	0	0
Buy		CITI	1,000	04/2009	0	0	0
Buy		DUB	1,008	04/2009	0	0	0
Sell		DUB	546	04/2009	0	0	0
Buy		HSBC	1,000	04/2009	0	0	0
Sell		JPM	4,387	04/2009	1	(1)	0
Buy	JPY	RBS	1,265	05/2009	0	0	0
Buy	KWD	HSBC	5	04/2009	0	(2)	(2)
Sell		HSBC	5	04/2009	1	0	1
Buy	MYR	BCLY	35	04/2009	0	(1)	(1)
Sell		BCLY	45	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	105	04/2009	0	(1)	(1)
Buy		HSBC	107	04/2009	0	(1)	(1)
Sell		JPM	237	04/2009	0	0	0
Buy	PHP	CITI	3,389	05/2009	0	0	0
Sell		DUB	4,359	05/2009	0	(7)	(7)
Buy		JPM	970	05/2009	0	0	0
Buy	RUB	JPM	3,597	05/2009	0	(45)	(45)
Sell		UBS	3,597	05/2009	43	0	43
Buy	SAR	HSBC	32	04/2009	0	0	0
Sell		HSBC	32	04/2009	0	0	0
Buy		JPM	31	04/2009	0	0	0
Sell		JPM	31	04/2009	0	0	0
Sell	SGD	BCLY	69	04/2009	0	0	0
Buy		CITI	161	04/2009	0	(4)	(4)
Sell		CITI	49	04/2009	0	0	0
Buy		DUB	132	04/2009	0	(3)	(3)
Buy		HSBC	122	04/2009	0	(3)	(3)
Sell		HSBC	322	04/2009	4	0	4
Sell		JPM	42	04/2009	0	0	0
Buy		RBS	37	04/2009	0	(1)	(1)
Buy		UBS	30	04/2009	0	(1)	(1)
Buy		HSBC	29	07/2009	0	(1)	(1)
Sell		HSBC	29	07/2009	0	0	0

					$63	$(261)	$(198)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$3,881	$39,521	$0	$43,402
Other Financial Instruments++	1,649	(2,419)	49	(721)

Total	$5,530	$37,102	$49	$42,681

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$192	$(200)	$1	$0	$7	$0	$0
Other Financial Instruments++	52	0	0	0	(1)	(2)	49

Total	$244	$(200)	$1	$0	$6	$(2)	$49

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m) Fair Value of Derivative Instruments as of March 31, 2009 ^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$982
Foreign exchange contracts	(199)
Credit contracts	(2,105)
Equity contracts	696
Other contracts	0

Total	$(626)

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Portfolio

March 31, 2009 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (d) 18.2%
Short-Term Floating NAV
Portfolio	29,998	$300

Total PIMCO Funds (Cost $300)		300

	Principal Amount (000s)
CORPORATE BONDS & NOTES 70.1%
Banking & Finance 53.6%
American Express Credit Corp.
0.648% due 10/04/2010	$20	18
American General Finance Corp.
1.311% due 03/02/2010	100	60
American International Group, Inc.
1.252% due 10/18/2011 (e)	60	31
5.850% due 01/16/2018	30	12
Bank of America Corp.
6.000% due 09/01/2017	10	9
8.000% due 12/29/2049	40	16
Bank of America N.A.
1.331% due 06/12/2009 (e)	40	40
Bank of Scotland PLC
1.344% due 12/08/2010 (e)	100	92
Barclays Bank PLC
6.050% due 12/04/2017	10	8
Bear Stearns Cos. LLC
1.446% due 11/28/2011 (e)	60	58
BNP Paribas
5.186% due 06/29/2049	30	12
CIT Group, Inc.
1.451% due 03/12/2010	20	16
Citigroup, Inc.
1.396% due 05/18/2010 (e)	50	45
5.500% due 04/11/2013 (e)	40	35
Duke University
5.150% due 04/01/2019	20	20
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	40	29
General Electric Capital Corp.
1.232% due 10/21/2010	20	18
1.472% due 10/06/2010	20	18
Goldman Sachs Group, Inc.
1.317% due 06/23/2009 (e)	30	30
1.318% due 11/16/2009	10	10
5.625% due 01/15/2017	20	16
HSBC Finance Corp.
1.491% due 05/10/2010 (e)	40	34
JPMorgan Chase & Co.
6.625% due 03/15/2012 (e)	50	49
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	50	6
6.200% due 09/26/2014 (a)	10	1
Monumental Global Funding Ltd.
5.500% due 04/22/2013 (e)	30	27
RBS Capital Trust III
5.512% due 09/29/2049	60	24
UBS AG
2.154% due 05/05/2010 (e)	100	100
Wells Fargo & Co.
7.980% due 02/28/2049	100	47

		881

Industrials 11.8%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	20	19
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	10	10
Home Depot, Inc.
1.445% due 12/16/2009	20	20
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018 (e)	40	37
Petroleos Mexicanos
8.000% due 05/03/2019	20	20
Reynolds American, Inc.
2.020% due 06/15/2011 (e)	40	36
Time Warner, Inc.
5.875% due 11/15/2016	10	10
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	20	20
WEA Finance LLC
5.700% due 10/01/2016	30	22

		194

Utilities 4.7%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	9
NiSource Finance Corp.
1.821% due 11/23/2009	50	48
Verizon Wireless Capital LLC
5.250% due 02/01/2012	20	20

		77

Total Corporate Bonds & Notes (Cost $1,455)		1,152

MUNICIPAL BONDS & NOTES 5.2%
California 1.2%
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	20	19

New York 2.8%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	50	46

Tennessee 1.2%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 2009
5.000% due 10/01/2039 (b)	20	20

Total Municipal Bonds & Notes (Cost $88)		85

U.S. GOVERNMENT AGENCIES 88.8%
Fannie Mae
3.840% due 09/01/2035	8	8
3.977% due 12/01/2033	5	6
4.093% due 06/01/2035	11	11
4.830% due 06/01/2035	14	14
4.968% due 06/01/2035	12	12
5.072% due 12/01/2033	2	2
5.500% due 03/01/2036 - 09/01/2038 (e)	855	889
5.500% due 08/01/2037	18	18
6.000% due 12/01/2026	34	36
6.000% due 02/01/2036 (e)	251	263
Freddie Mac
3.023% due 02/25/2045	3	2
4.711% due 08/01/2035	12	12
4.810% due 11/01/2034	9	10
5.500% due 04/01/2038 (e)	170	177

Total U.S. Government Agencies (Cost $1,386)		1,460

U.S. TREASURY OBLIGATIONS 18.7%
Treasury Inflation Protected Securities (c)
2.500% due 01/15/2029	10	11
U.S. Treasury Bonds
8.000% due 11/15/2021	100	148
8.125% due 05/15/2021	100	148

Total U.S. Treasury Obligations (Cost $306)		307

MORTGAGE-BACKED SECURITIES 12.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	8	5
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	40	27
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	3	3
Bear Stearns Adjustable Rate Mortgage Trust
4.611% due 07/25/2034	4	3
Countrywide Alternative Loan Trust
0.702% due 05/25/2047	24	8
Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	17	12
Harborview Mortgage Loan Trust
5.143% due 07/19/2035	21	11
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	8	6
Indymac Index Mortgage Loan Trust
4.756% due 01/25/2036	4	2
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	40	27
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	34	34
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	6	6
TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	11	10
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	18	15
WaMu Mortgage Pass-Through Certificates
2.633% due 02/25/2046	17	6
Wells Fargo Mortgage-Backed Securities Trust
4.992% due 10/25/2035	48	37

Total Mortgage-Backed Securities (Cost $296)		212

ASSET-BACKED SECURITIES 10.6%
ACE Securities Corp.
0.572% due 12/25/2036	13	11
Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	10	9
Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037	19	15
First NLC Trust
0.592% due 08/25/2037	12	8
Ford Credit Auto Owner Trust
1.756% due 12/15/2010	31	30
Lehman XS Trust
0.592% due 05/25/2046	1	2
Morgan Stanley ABS Capital I
0.572% due 10/25/2036	6	5
Nationstar Home Equity Loan Trust
0.642% due 04/25/2037	18	16
SLM Student Loan Trust
1.199% due 04/25/2017	75	74
Specialty Underwriting & Residential Finance
0.567% due 11/25/2037	5	4

Total Asset-Backed Securities (Cost $189)		174

Purchased Options (h) 0.0% (Cost $1)		0
Total Investments 224.5% (Cost $4,021)		$3,690
Other Assets and Liabilities (Net) (124.5%)		(2,047)

Net Assets 100.0%		$1,643

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Principal amount of security is adjusted for inflation.

(d) The StocksPLUS® Total Return Portfolio is investing in shares of affiliated Funds.

(e) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $1,805 at a weighted average interest rate of 2.265%. On March 31, 2009, securities valued at $1,890 were pledged as collateral for reverse repurchase agreements.

(f) Cash of $351 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	6	$36
90-Day Eurodollar March Futures	Long	03/2010	4	27
E-mini S&P 500 Index June Futures	Long	06/2009	11	51
S&P 500 Index June Futures	Long	06/2009	6	144
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	9

				$267

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)		Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
UBS Warburg LLC	BOA	(1.850%)	12/20/2013	2.290%	EUR	100	$2	$0	$2

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp.	RBS	0.880%	03/20/2013	3.844%	$200	$(20)	$0	$(20)
Chrysler Financial	DUB	5.150%	09/20/2012	31.500%	100	(45)	0	(45)

						$(65)	$0	$(65)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	$97	$0	$0	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	40	$1	$0	$1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	100	3	0	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$100	3	0	3
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		300	11	9	2
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	2	0	2

							$20	$9	$11

(h) Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$67.000	05/22/2009	1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	75.000	05/22/2009	1	0	0
Put - CME S&P 500 Index June Futures	250.000	06/18/2009	11	1	0

				$1	$0

(i) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	2	04/2009	$0	$0	$0
Sell		BCLY	2	04/2009	0	0	0
Buy		HSBC	2	04/2009	0	0	0
Sell		HSBC	2	04/2009	0	0	0
Sell	BRL	HSBC	2	04/2009	0	0	0
Buy		JPM	2	04/2009	0	0	0
Sell		JPM	1	04/2009	0	0	0
Buy		HSBC	30	06/2009	1	0	1
Sell		HSBC	32	06/2009	0	0	0
Buy		JPM	1	06/2009	0	0	0
Buy		RBC	32	06/2009	0	(3)	(3)
Sell		UBS	29	06/2009	0	0	0
Buy	CAD	JPM	1	04/2009	0	0	0
Buy	CNY	BCLY	81	07/2009	0	(1)	(1)
Sell		CITI	4	07/2009	0	0	0
Buy		DUB	62	07/2009	0	(1)	(1)
Sell		DUB	167	07/2009	0	(1)	(1)
Buy		HSBC	16	07/2009	0	0	0
Sell		HSBC	10	07/2009	0	0	0
Buy		JPM	21	07/2009	0	0	0
Buy		BCLY	75	09/2009	0	0	0
Sell		BCLY	30	09/2009	0	0	0
Sell		CITI	30	09/2009	0	0	0
Sell		HSBC	7	09/2009	0	0	0
Sell		JPM	7	09/2009	0	0	0
Buy		BCLY	3	03/2010	0	0	0
Buy		HSBC	3	03/2010	0	0	0
Buy		JPM	27	03/2010	0	0	0
Sell	EUR	BNP	1	04/2009	0	0	0
Sell		HSBC	3	04/2009	0	0	0
Buy	GBP	CITI	3	04/2009	0	0	0
Buy		DUB	3	04/2009	0	0	0
Sell		DUB	10	04/2009	0	0	0
Buy		GSC	2	04/2009	0	0	0
Buy		MSC	3	04/2009	0	0	0
Sell		MSC	17	04/2009	0	0	0
Buy	INR	BCLY	977	04/2009	0	(1)	(1)
Sell		DUB	52	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Sell		JPM	1,426	04/2009	0	(1)	(1)
Buy	JPY	RBS	98	05/2009	0	0	0
Buy	KWD	HSBC	0	04/2009	0	0	0
Sell		HSBC	0	04/2009	0	0	0
Buy	RUB	JPM	213	05/2009	0	(3)	(3)
Sell		UBS	213	05/2009	3	0	3
Buy	SAR	HSBC	2	04/2009	0	0	0
Sell		HSBC	2	04/2009	0	0	0
Buy		JPM	2	04/2009	0	0	0
Sell		JPM	2	04/2009	0	0	0
Sell	SGD	BCLY	1	04/2009	0	0	0
Sell		HSBC	4	04/2009	0	0	0
Buy		RBS	5	04/2009	0	0	0

					$4	$(11)	$(7)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$301	$3,389	$0	$3,690
Other Financial Instruments++	267	(14)	(45)	208

Total	$568	$3,375	$(45)	$3,898

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(46)	0	0	0	1	0	(45)

Total	$(46)	$0	$0	$0	$1	$0	$(45)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$83
Foreign exchange contracts	(7)
Credit contracts	(63)
Equity contracts	195
Other contracts	0

Total	$208

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Total Return Portfolio

March 31, 2009 (Unaudited)

	Shares		Value (000s)
PIMCO FUNDS (d) 2.3%
Short-Term Floating NAV
Portfolio		10,258,440	$102,636

Total PIMCO Funds (Cost $102,636)			102,636

	Principal Amount (000s)
BANK LOAN OBLIGATIONS 0.4%
Cablevision
2.306% due 03/30/2013		$2,852	2,594
Daimler Finance North America LLC
4.560% due 08/03/2012		17,730	9,563
Fresenius Medical Care Capital Trust
2.535% due 03/22/2013		14	13
2.607% due 03/31/2013		70	65
2.674% due 03/22/2013		71	66
2.842% due 03/31/2013		290	270
HCA, Inc.
2.959% due 11/18/2012		3,560	3,087
Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014		20	13
4.018% due 10/10/2014		30	20
4.033% due 10/10/2014		3,888	2,579

Total Bank Loan Obligations (Cost $27,591)			18,270

CORPORATE BONDS & NOTES 22.3%
Banking & Finance 16.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	5,617
American Express Bank FSB
0.605% due 10/20/2009		6,800	6,576
6.000% due 09/13/2017		3,900	3,290
American Express Centurion Bank
0.583% due 09/22/2009		400	387
0.583% due 03/23/2010		11,600	10,883
0.584% due 06/12/2009		9,100	8,979
5.550% due 10/17/2012		9,840	8,767
6.000% due 09/13/2017		3,900	3,290
American Express Co.
7.000% due 03/19/2018		200	177
American Express Credit Corp.
0.593% due 11/09/2009		6,700	6,503
0.677% due 12/02/2010		200	180
0.716% due 06/16/2011		500	435
American International Group, Inc.
0.606% due 06/16/2009		5,400	4,867
1.252% due 10/18/2011		100	52
4.950% due 03/20/2012		1,700	832
5.050% due 10/01/2015		1,800	801
5.450% due 05/18/2017		400	159
6.250% due 03/15/2037		2,100	210
8.175% due 05/15/2058		3,000	256
8.250% due 08/15/2018		12,000	5,143
ANZ National International Ltd.
6.200% due 07/19/2013		7,400	7,145
Bank of America Corp.
1.356% due 11/06/2009		3,900	3,849
1.509% due 09/18/2009		6,100	6,088
1.568% due 08/15/2016		2,800	1,795
6.000% due 09/01/2017		7,000	5,971
Bank of America N.A.
6.000% due 10/15/2036		2,100	1,394
Bank of Scotland PLC
1.182% due 07/17/2009		10,400	10,342
1.344% due 12/08/2010		6,300	5,810
Barclays Bank PLC
5.450% due 09/12/2012		40,000	40,541
Bear Stearns Cos. LLC
1.341% due 08/21/2009		17,400	17,344
1.366% due 05/18/2010		12,200	12,020
1.448% due 08/15/2011		900	832
1.486% due 07/19/2010		10,400	10,252
6.400% due 10/02/2017		27,900	27,215
BNP Paribas
5.186% due 06/29/2049		15,600	6,411
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	1,508
Caelus Re Ltd.
7.511% due 06/07/2011		2,700	2,544
CIT Group, Inc.
1.358% due 08/17/2009		7,100	6,345
Citigroup Capital XXI
8.300% due 12/21/2057		19,500	9,410
Citigroup Funding, Inc.
0.523% due 04/23/2009		4,000	3,991
1.226% due 06/26/2009		5,300	5,236
2.291% due 05/07/2010		16,800	15,085
Citigroup, Inc.
1.262% due 12/28/2009		5,300	4,894
1.445% due 03/16/2012		5,500	4,097
1.554% due 06/09/2016		13,100	6,560
5.300% due 10/17/2012		2,200	1,941
5.500% due 08/27/2012		5,500	4,907
5.500% due 04/11/2013		20,900	18,384
5.850% due 07/02/2013		1,400	1,255
6.000% due 02/21/2012		3,789	3,461
6.125% due 05/15/2018		3,000	2,595
6.125% due 08/25/2036		15,000	8,085
Countrywide Financial Corp.
4.500% due 06/15/2010		2,400	2,219
5.800% due 06/07/2012		10,300	8,952
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		2,100	2,075
5.625% due 07/15/2009		100	99
6.250% due 04/15/2009		3,000	3,001
Credit Agricole S.A.
1.256% due 05/28/2009		5,900	5,889
1.306% due 05/28/2010		6,800	6,653
DBS Bank Ltd.
1.454% due 05/16/2017		1,000	763
Deutsche Bank AG
6.000% due 09/01/2017		12,400	12,009
DnB NOR Bank ASA
1.330% due 10/13/2009		5,700	5,632
Export-Import Bank of China
4.875% due 07/21/2015		900	927
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,000	857
7.250% due 10/25/2011		200	142
7.375% due 10/28/2009		5,000	4,485
7.375% due 02/01/2011		200	151
7.875% due 06/15/2010		600	496
8.625% due 11/01/2010		400	319
General Electric Capital Corp.
1.189% due 10/26/2009		600	588
1.212% due 01/20/2010		4,800	4,656
1.308% due 08/15/2011		12,600	10,782
1.472% due 10/06/2010		800	733
5.875% due 01/14/2038		8,100	5,809
6.375% due 11/15/2067		12,200	5,933
GMAC LLC
6.000% due 12/15/2011		1,100	618
Goldman Sachs Group, Inc.
1.317% due 06/23/2009		13,070	12,984
5.950% due 01/18/2018		17,300	15,742
6.250% due 09/01/2017		14,900	13,838
HSBC Bank USA N.A.
1.432% due 06/10/2009		7,700	7,657
HSBC Finance Corp.
1.192% due 10/21/2009		4,500	4,254
HSBC Holdings PLC
6.500% due 05/02/2036		2,300	1,906
6.500% due 09/15/2037		2,900	2,383
JPMorgan Chase & Co.
0.571% due 06/26/2009		4,900	4,888
1.281% due 05/07/2010		9,700	9,500
6.000% due 01/15/2018		3,900	3,949
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		8,000	7,516
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,200	773
KeyBank N.A.
3.511% due 06/02/2010		10,300	9,932
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)		5,300	662
2.907% due 11/16/2009 (a)		15,260	1,908
2.911% due 08/21/2009 (a)		10,600	1,325
2.951% due 05/25/2010 (a)		5,200	650
3.005% due 07/18/2011 (a)		4,800	600
3.052% due 11/10/2009 (a)		4,500	562
5.625% due 01/24/2013 (a)		3,800	475
6.875% due 05/02/2018 (a)		3,200	400
Lloyds Banking Group PLC
5.920% due 09/29/2049		1,100	204
Longpoint Re Ltd.
6.570% due 05/08/2010		2,900	2,817
Merrill Lynch & Co., Inc.
1.291% due 05/08/2009		3,500	3,480
1.328% due 08/14/2009		6,200	6,067
1.346% due 12/04/2009		7,300	7,013
1.359% due 07/25/2011		8,500	7,106
6.150% due 04/25/2013		10,000	8,416
6.875% due 04/25/2018		17,800	13,952
MetLife, Inc.
6.400% due 12/15/2036		1,700	715
Metropolitan Life Global Funding I
1.278% due 05/17/2010		15,200	14,355
5.125% due 11/09/2011		8,200	7,882
Morgan Stanley
1.184% due 01/15/2010		8,200	7,891
1.291% due 05/07/2009		8,700	8,687
3.338% due 05/14/2010		20,700	20,170
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		700	470
Mystic Re Ltd.
11.261% due 06/07/2011		2,200	2,088
National Australia Bank Ltd.
1.352% due 09/11/2009		5,300	5,300
5.350% due 06/12/2013		6,100	5,912
National Westminster Bank PLC
7.375% due 10/01/2009		12,935	12,594
Osiris Capital PLC
6.094% due 01/15/2010		3,100	3,041
Petroleum Export Ltd.
5.265% due 06/15/2011		567	482
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	4,783
Residential Capital LLC
4.351% due 05/22/2009		7,900	6,991
Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010		1,200	1,157
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	613
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		11,900	6,554
Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009		10,900	10,788
SLM Corp.
1.389% due 10/25/2011		200	115
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,100	2,529
State Street Capital Trust III
8.250% due 03/15/2042		6,800	4,030
State Street Capital Trust IV
2.320% due 06/15/2037		1,000	394
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,002
UBS AG
5.750% due 04/25/2018		4,600	3,857
5.875% due 12/20/2017		4,700	4,052
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	309
USB Capital IX
6.189% due 04/15/2049		900	356
Wachovia Corp.
1.224% due 10/15/2011		8,100	7,186
1.311% due 12/01/2009		4,400	4,337
1.440% due 03/15/2011		10,400	9,730
5.500% due 05/01/2013		9,000	8,309
5.750% due 02/01/2018		16,900	15,006
Wells Fargo & Co.
1.420% due 09/15/2009		915	906
ZFS Finance USA Trust I
5.875% due 05/09/2032		4,400	1,745

			743,794

Industrials 3.9%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		100	95
Anadarko Petroleum Corp.
1.720% due 09/15/2009		10,000	9,965
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,652
6.450% due 09/15/2037		2,400	2,502
BP AMI Leasing, Inc.
1.236% due 06/26/2009		13,600	13,602
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		6,000	6,165
CODELCO, Inc.
6.150% due 10/24/2036		700	652
Comcast Corp.
1.460% due 07/14/2009		7,700	7,660
5.875% due 02/15/2018		1,700	1,619
6.450% due 03/15/2037		1,700	1,492
Daimler Finance North America LLC
1.634% due 08/03/2009		6,300	6,253
Dell, Inc.
5.650% due 04/15/2018		11,200	10,590
El Paso Corp.
6.750% due 05/15/2009		5,700	5,712
7.800% due 08/01/2031		900	678
7.875% due 06/15/2012		3,000	2,869
9.625% due 05/15/2012		800	772
Gaz Capital S.A.
6.212% due 11/22/2016		1,200	876
7.343% due 04/11/2013		1,700	1,498
8.146% due 04/11/2018		6,700	5,528
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		21,100	19,256
Oracle Corp.
4.950% due 04/15/2013		13,100	13,862
5.750% due 04/15/2018		12,900	13,496
Roche Holdings, Inc.
7.000% due 03/01/2039		11,800	12,403
Rohm & Haas Co.
6.000% due 09/15/2017		3,700	3,081
Time Warner, Inc.
1.461% due 11/13/2009		6,600	6,478
Union Pacific Corp.
5.700% due 08/15/2018		13,800	13,168
United Airlines, Inc.
6.071% due 03/01/2013		146	141
8.030% due 01/01/2013 (a)		465	465
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,071
Vale Overseas Ltd.
6.250% due 01/23/2017		1,300	1,288
6.875% due 11/21/2036		1,300	1,131
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	6,891

			177,911

Utilities 1.9%
AT&T, Inc.
1.334% due 02/05/2010		3,600	3,591
4.950% due 01/15/2013		5,200	5,282
5.500% due 02/01/2018		5,200	5,038
6.300% due 01/15/2038		3,600	3,176
Enel Finance International S.A.
6.250% due 09/15/2017		19,000	17,247
Entergy Gulf States, Inc.
5.700% due 06/01/2015		8,300	7,703
6.000% due 12/01/2012		6,500	6,400
Korea Electric Power Corp.
5.125% due 04/23/2034		90	80
NGPL PipeCo LLC
6.514% due 12/15/2012		5,800	5,547
Public Service Electric & Gas Co.
5.300% due 05/01/2018		11,600	11,718
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	631
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	1,996
Verizon Communications, Inc.
1.475% due 04/03/2009		14,500	14,500
5.250% due 04/15/2013		1,500	1,533

			84,442

Total Corporate Bonds & Notes (Cost $1,154,719)			1,006,147

CONVERTIBLE BONDS & NOTES 0.3%
National City Corp.
4.000% due 02/01/2011		12,900	11,820

Total Convertible Bonds & Notes (Cost $10,967)			11,820

MUNICIPAL BONDS & NOTES 2.9%
Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041		2,550	2,010
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	4,073
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		14,400	12,399
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036		6,300	6,028
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		17,300	17,236
Garden State, New Jersey Preservation Trust Revenue Bonds, (FSA Insured), Series 2003
5.500% due 11/01/2014		7,725	8,898
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,400	721
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,070	770
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		11,800	11,520
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041		2,900	1,507
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037		10,000	9,705
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037		10,000	9,562
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031		5,130	5,289
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		100	63
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038		6,200	6,042
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032		4,185	3,794
Southern California State Metropolitan Water District Revenue Bonds, Series 2007
5.000% due 07/01/2024		7,100	7,396
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046		655	338
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031		3,390	3,774
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027		2,575	2,722
8.190% due 10/01/2031		6,240	6,809
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036		5,600	5,358
Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037		6,600	6,349

Total Municipal Bonds & Notes (Cost $125,125)			132,363

U.S. GOVERNMENT AGENCIES 107.0%
Fannie Mae
0.582% due 12/25/2036 - 07/25/2037		12,395	11,020
0.872% due 03/25/2044		4,357	4,099
3.022% due 06/01/2043 - 07/01/2044		4,617	4,575
3.222% due 09/01/2040		21	20
4.000% due 10/01/2018		317	325
4.500% due 03/01/2023 - 04/01/2035		5,835	6,009
4.565% due 01/01/2025		22	22
4.584% due 11/01/2035		230	230
4.654% due 05/25/2035		1,042	1,071
4.684% due 10/01/2032		1,212	1,214
4.722% due 04/01/2035		3,551	3,570
4.726% due 04/01/2035		2,086	2,098
4.801% due 08/01/2035		4,106	4,197
4.941% due 09/01/2039		38	39
5.000% due 02/25/2017 - 05/01/2039		414,378	428,097
5.000% due 03/01/2036 (f)		42,227	43,662
5.052% due 09/01/2035		1,773	1,821
5.121% due 12/01/2036		1,893	1,922
5.145% due 11/01/2025		1	1
5.154% due 08/01/2035		1,733	1,787
5.294% due 09/01/2034		1,821	1,819
5.500% due 04/01/2014 - 05/01/2039		700,894	728,468
5.500% due 05/01/2034 - 09/01/2038 (f)		822,892	855,657
5.500% due 11/01/2034 (g)		30,071	31,309
5.500% due 08/01/2037 (f)(g)		203,923	212,319
6.000% due 04/01/2016 - 05/01/2039		1,243,220	1,299,810
6.000% due 12/01/2036 (g)		29,650	31,028
6.000% due 12/01/2036 - 10/01/2038 (f)		386,275	404,008
6.500% due 06/01/2029 - 05/01/2039		34,947	36,750
7.000% due 04/25/2023 - 06/01/2032		2,356	2,483
Federal Housing Administration
7.430% due 01/25/2023		48	48
Freddie Mac
0.706% due 07/15/2019 - 10/15/2020		92,366	89,521
0.786% due 02/15/2019		33,951	32,870
0.856% due 05/15/2036		4,222	4,096
1.006% due 11/15/2030		27	26
1.056% due 09/15/2030		22	22
3.023% due 02/25/2045		554	476
4.500% due 04/01/2018 - 10/01/2018		1,755	1,817
5.000% due 04/01/2018 - 11/01/2038		251,944	260,139
5.090% due 01/01/2028		2	2
5.275% due 07/01/2030		2	1
5.326% due 07/01/2027		1	1
5.500% due 10/01/2034 - 04/01/2039		73,373	76,223
5.500% due 02/01/2038 - 09/01/2038 (f)		175,703	182,538
6.000% due 07/01/2016 - 04/01/2039		48,049	50,261
6.500% due 03/01/2013 - 04/01/2038		667	704
7.000% due 06/15/2023		1,389	1,466
7.500% due 07/15/2030 - 03/01/2032		208	225
8.500% due 08/01/2024		12	13
Ginnie Mae
1.045% due 09/20/2030		17	17
1.156% due 02/16/2030		189	188
4.125% due 10/20/2029 - 11/20/2029		172	173
4.625% due 07/20/2030		9	9
4.750% due 02/20/2032		454	460
5.375% due 04/20/2026 - 05/20/2030		80	81
5.500% due 04/15/2033 - 09/15/2033		431	450
6.000% due 02/15/2038 - 11/15/2038		10,193	10,663
6.500% due 03/15/2031 - 04/15/2032		163	174
Small Business Administration
5.130% due 09/01/2023		58	62
6.030% due 02/01/2012		2,634	2,740
6.290% due 01/01/2021		131	141
6.344% due 08/01/2011		214	222
7.449% due 08/01/2010		5	5
7.500% due 04/01/2017		590	639
8.017% due 02/10/2010		48	50

Total U.S. Government Agencies (Cost $4,699,809)			4,835,953

U.S. TREASURY OBLIGATIONS 9.0%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015 (f)		24,103	24,404
1.625% due 01/15/2018		13,705	13,906
1.750% due 01/15/2028 (f)		8,566	8,228
1.875% due 07/15/2015 (f)		52,206	53,691
2.000% due 01/15/2014		12,437	12,838
2.000% due 01/15/2016 (f)		10,955	11,335
2.375% due 04/15/2011		13,273	13,634
2.375% due 01/15/2025 (f)		55,215	57,527
2.500% due 01/15/2029		18,781	20,413
2.625% due 07/15/2017		16,644	18,137
U.S. Treasury Bonds
3.500% due 02/15/2039		43,400	43,020
8.125% due 08/15/2019		69,100	100,238
8.750% due 08/15/2020		20,500	31,288

Total U.S. Treasury Obligations (Cost $396,619)			408,659

MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,517	1,399
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042		366	360
4.875% due 06/10/2039		251	251
5.451% due 01/15/2049		11,600	8,576
5.740% due 05/10/2045		6,400	4,767
5.745% due 02/10/2051		3,200	2,284
Banc of America Funding Corp.
4.110% due 05/25/2035		4,015	2,892
Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033		4,452	3,406
6.500% due 10/25/2031		746	720
6.500% due 09/25/2033		340	331
Bear Stearns Adjustable Rate Mortgage Trust
4.611% due 07/25/2034		3,339	2,402
4.750% due 10/25/2035		11,093	10,462
4.793% due 11/25/2034		2,852	2,093
4.951% due 11/25/2030		5	4
4.971% due 01/25/2035		3,525	2,952
5.031% due 04/25/2033		954	806
5.108% due 11/25/2034		8,463	8,115
5.320% due 02/25/2033		118	104
5.435% due 01/25/2034		1,709	1,278
5.602% due 02/25/2033		202	175
Bear Stearns Alt-A Trust
5.364% due 05/25/2035		5,271	2,857
5.491% due 09/25/2035		3,152	1,560
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	732
5.471% due 01/12/2045		2,800	2,097
5.700% due 06/11/2050		9,400	7,160
5.703% due 06/11/2050		8,600	6,747
Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036		6,450	4,084
5.733% due 12/26/2046		3,792	2,186
Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021		51	42
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,475	1,108
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	2,006
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	3,441
Countrywide Alternative Loan Trust
0.702% due 05/25/2047		4,624	1,505
Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035		9,986	7,059
4.785% due 11/25/2034		5,500	3,365
5.250% due 02/20/2036		1,647	960
5.750% due 05/25/2033		198	195
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039		900	734
CS First Boston Mortgage Securities Corp.
5.329% due 06/25/2032		22	17
First Nationwide Trust
6.750% due 08/21/2031		12	12
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046		4,271	3,422
0.602% due 01/25/2047		4,633	3,967
Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033		3,428	2,342
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	299
5.317% due 06/10/2036		915	785
5.444% due 03/10/2039		4,400	3,184
GS Mortgage Securities Corp. II
0.608% due 03/06/2020		7,096	4,970
5.396% due 08/10/2038		905	745
5.799% due 08/10/2045		6,300	4,321
GSR Mortgage Loan Trust
4.541% due 09/25/2035		17,460	12,942
5.242% due 11/25/2035		6,962	4,480
Harborview Mortgage Loan Trust
0.646% due 01/19/2038		4,310	3,883
0.746% due 01/19/2038		11,565	4,115
0.776% due 05/19/2035		1,021	377
5.143% due 07/19/2035		4,678	2,559
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037		1,767	1,208
Indymac ARM Trust
4.442% due 01/25/2032		4	2
Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046		2,433	2,243
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		6,800	4,554
5.420% due 01/15/2049		20,956	14,233
5.819% due 06/15/2049		300	231
5.882% due 02/15/2051		2,300	1,634
JPMorgan Mortgage Trust
5.018% due 02/25/2035		4,744	3,769
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021		782	580
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		1,294	1,261
Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009		12,200	8,646
5.485% due 03/12/2051		5,500	3,173
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036		2,932	1,627
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		251	247
MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035		832	502
1.522% due 10/25/2035		1,497	1,009
Morgan Stanley Capital I
0.617% due 10/15/2020		1,757	1,296
4.050% due 01/13/2041		308	302
5.809% due 12/12/2049		600	419
5.881% due 06/11/2049		3,100	2,242
Prime Mortgage Trust
0.922% due 02/25/2019		132	126
0.922% due 02/25/2034		816	661
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		808	730
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030		1,200	987
Structured Adjustable Rate Mortgage Loan Trust
5.496% due 07/25/2035		1,342	793
Structured Asset Mortgage Investments, Inc.
0.806% due 07/19/2035		6,222	4,068
1.216% due 09/19/2032		124	94
Structured Asset Securities Corp.
4.687% due 02/25/2032		18	15
5.111% due 07/25/2032		12	8
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046		3,977	3,416
Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020		8,092	5,590
0.646% due 09/15/2021		17,885	12,338
5.308% due 11/15/2048		2,000	1,335
5.509% due 04/15/2047		3,200	2,019
WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045		1,171	483
2.833% due 11/25/2042		626	381
3.033% due 08/25/2042		1,524	1,030
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		7,303	5,001
4.950% due 03/25/2036		6,696	4,229
4.985% due 12/25/2034		5,508	3,855

Total Mortgage-Backed Securities (Cost $341,418)			249,972

ASSET-BACKED SECURITIES 1.2%
ACE Securities Corp.
0.572% due 12/25/2036		1,145	1,006
Amortizing Residential Collateral Trust
0.792% due 06/25/2032		266	179
Argent Securities, Inc.
0.572% due 09/25/2036		32	32
Asset-Backed Funding Certificates
0.582% due 11/25/2036		1,623	1,497
0.582% due 01/25/2037		1,870	1,591
Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036		1,209	1,043
0.612% due 06/25/2047		2,353	1,867
Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		1,749	1,586
0.572% due 12/25/2046		275	270
0.572% due 05/25/2047		1,771	1,607
Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036		2,136	1,887
EMC Mortgage Loan Trust
0.892% due 05/25/2040		506	389
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036		3,308	2,949
Fremont Home Loan Trust
0.582% due 01/25/2037		2,335	1,988
0.592% due 02/25/2037		311	305
HFC Home Equity Loan Asset-Backed Certificates
0.835% due 01/20/2034		6,068	4,005
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		1,350	784
Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		1,069	1,010
JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036		599	539
0.582% due 03/25/2047		4,617	3,525
Lehman XS Trust
0.592% due 05/25/2046		251	245
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		156	64
MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036		1,755	1,619
Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		1,115	1,051
Morgan Stanley ABS Capital I
0.562% due 10/25/2036		938	858
0.572% due 10/25/2036		719	628
Nelnet Student Loan Trust
1.287% due 12/22/2016		6,804	6,690
Park Place Securities, Inc.
0.834% due 10/25/2034		2,721	2,056
Residential Asset Securities Corp.
0.592% due 11/25/2036		1,105	1,062
Saxon Asset Securities Trust
0.582% due 10/25/2046		579	556
SBI HELOC Trust
0.692% due 08/25/2036		1,572	1,388
Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		5,113	3,373
SLM Student Loan Trust
1.159% due 10/25/2016		4,317	4,303
Soundview Home Equity Loan Trust
0.622% due 10/25/2036		123	121
Structured Asset Securities Corp.
0.572% due 10/25/2036		2,519	2,206
0.812% due 01/25/2033		73	37
Wells Fargo Home Equity Trust
0.572% due 01/25/2037		473	461

Total Asset-Backed Securities (Cost $64,819)			54,777

SOVEREIGN ISSUES 0.7%
China Development Bank Corp.
5.000% due 10/15/2015		900	934
Export-Import Bank of Korea
1.351% due 06/01/2009		8,500	8,488
Korea Development Bank
1.565% due 04/03/2010		25,000	24,309
South Africa Government International Bond
5.875% due 05/30/2022		500	447

Total Sovereign Issues (Cost $34,894)			34,178

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	4,400	1,745
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	823
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	13,288
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)		950	173
5.316% due 04/05/2011 (a)		10	2
SLM Corp.
2.193% due 11/15/2011		1,000	657
Wachovia Corp.
2.125% due 02/13/2014	EUR	5,200	5,576
2.201% due 08/01/2011		400	478

Total Foreign Currency-Denominated Issues (Cost $42,913)			22,742

	Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
2.717% due 12/31/2049		1,239	12,409

Total Preferred Stocks (Cost $13,056)			12,409

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.0%
Certificates of Deposit 0.3%
Nordea Bank Finland PLC
0.521% due 04/09/2009		$14,300	14,300

Repurchase Agreements 0.4%
Fixed Income Clearing Corp.
0.080% due 04/01/2009		10,148	10,148
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $10,351. Repurchase proceeds are $10,148.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		6,000	6,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $6,113. Repurchase proceeds are $6,000.)

			16,148

U.S. Treasury Bills 1.3%
0.141% due 04/02/2009 - 06/11/2009 (b)(e)		59,250	59,245

Total Short-Term Instruments (Cost $89,693)			89,693

Purchased Options (i) 0.8% (Cost $9,444)			35,546
Total Investments 155.2% (Cost $7,113,703)			$7,015,165
Written Options (j) (0.0%) (Premiums $1,562)			(344)
Other Assets and Liabilities (Net) (55.2%)			(2,495,697)

Net Assets 100.0%			$4,519,124

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) The Total Return Portfolio is investing in shares of affiliated Funds.

(e) Securities with an aggregate market value of $58,295 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

(f) The average amount of borrowings while outstanding during the period ended March 31, 2009 was $632,820 at a weighted average interest rate of 1.781%. On March 31, 2009, securities valued at $1,606,782 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $6,186 and cash of $11,421 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	141	$1,923
90-Day Eurodollar December Futures	Long	12/2009	1,404	7,509
90-Day Eurodollar June Futures	Long	06/2009	3,213	16,982
90-Day Eurodollar June Futures	Long	06/2010	46	288
90-Day Eurodollar March Futures	Long	03/2010	1,028	6,095
90-Day Eurodollar September Futures	Long	09/2009	1,807	9,626
90-Day Eurodollar September Futures	Long	09/2010	46	299
U.S. Treasury 5-Year Note June Futures	Long	06/2009	1,159	1,911
U.S. Treasury 10-Year Note June Futures	Long	06/2009	354	969
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	418
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	787	7,185

				$53,205

(h) Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	22.909%	$2,100	$(909)	$0	$(909)
American International Group, Inc.	DUB	5.000%	12/20/2013	21.481%	9,700	(3,597)	(873)	(2,724)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	3.844%	3,900	(398)	0	(398)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	2,000	49	0	49
El Paso Corp.	CITI	5.000%	06/20/2012	7.057%	900	(48)	(45)	(3)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	13.959%	2,500	(607)	0	(607)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	500	(101)	0	(101)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	500	(125)	0	(125)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	13.959%	2,500	(623)	0	(623)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	500	(101)	0	(101)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	1,500	(308)	0	(308)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	2,900	(289)	0	(289)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	3,400	(380)	0	(380)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	600	(76)	0	(76)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	9,600	(586)	0	(586)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	2,200	(279)	0	(279)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	400	(32)	0	(32)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	200	(16)	0	(16)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	800	(99)	0	(99)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	7.360%	5,000	(608)	0	(608)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	3,500	(389)	0	(389)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	9.395%	1,000	(127)	0	(127)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	1,600	(238)	0	(238)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	11,100	(989)	0	(989)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	1,000	(63)	0	(63)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	700	(89)	0	(89)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	1,300	(53)	0	(53)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	300	(244)	0	(244)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	1,300	(1,062)	0	(1,062)
General Motors Corp.	BOA	8.900%	03/20/2013	102.374%	5,000	(3,910)	0	(3,910)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	800	(653)	0	(653)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	6,100	(4,760)	0	(4,760)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	200	(163)	0	(163)
General Motors Corp.	JPM	8.900%	03/20/2013	102.374%	1,600	(1,251)	0	(1,251)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	300	(245)	0	(245)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	2,500	(851)	0	(851)
GMAC LLC	CITI	3.720%	09/20/2012	18.913%	2,500	(847)	0	(847)
GMAC LLC	DUB	3.200%	09/20/2012	18.913%	2,000	(702)	0	(702)
GMAC LLC	JPM	3.250%	09/20/2012	18.913%	2,500	(874)	0	(874)
GMAC LLC	JPM	3.670%	09/20/2012	18.913%	2,500	(850)	0	(850)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	1,000	(338)	0	(338)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	3,200	(1,002)	0	(1,002)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	5,400	(621)	0	(621)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	700	(133)	0	(133)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	700	(132)	0	(132)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	2,000	(326)	0	(326)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	700	(114)	0	(114)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	1,200	(200)	0	(200)
Panama Government International Bond	CSFB	1.200%	02/20/2017	4.145%	400	(70)	0	(70)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	1,000	(71)	0	(71)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	1,200	(204)	0	(204)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	2,000	(739)	(270)	(469)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	11,300	(4,174)	(1,610)	(2,564)
SLM Corp.	MSC	5.000%	06/20/2009	42.887%	1,200	(95)	0	(95)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	1,600	(57)	0	(57)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	4,000	(366)	0	(366)
Wachovia Corp.	DUB	1.520%	03/20/2013	3.028%	2,700	(141)	0	(141)

						$(36,276)	$(2,798)	$(33,478)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$1,000	$(404)	$0	$(404)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	1,100	(437)	0	(437)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	700	(277)	0	(277)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	2,700	(1,092)	0	(1,092)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	1,400	(558)	0	(558)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(199)	0	(199)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(398)	0	(398)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	1,900	(754)	0	(754)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	700	(277)	0	(277)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,337	(1,771)	0	(1,771)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,876	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,706	(453)	0	(453)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	(204)	0	(204)
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	(47)	0	(47)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	(144)	0	(144)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,877	81	0	81
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,529	8	0	8
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	(24)	0	(24)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,084	(52)	0	(52)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,570	(29)	0	(29)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,737	(52)	0	(52)

					$(7,685)	$0	$(7,685)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$472	$(6)	$478
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	75	0	75
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	101	0	101
Pay	1-Month EUR- FRCPXTOB Index	1.948%	03/15/2012	JPM		8,400	171	3	168
Pay	1-Month EUR- FRCPXTOB Index	1.955%	03/28/2012	RBS		1,800	36	0	36
Pay	1-Month EUR- FRCPXTOB Index	1.950%	03/30/2012	RBS		1,500	30	0	30
Pay	1-Month EUR- FRCPXTOB Index	1.960%	03/30/2012	GSC		2,400	50	0	50
Pay	1-Month EUR- FRCPXTOB Index	1.960%	04/05/2012	BCLY		1,200	25	0	25
Pay	1-Month EUR- FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	16,700	(17)	0	(17)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		11,000	(3)	0	(3)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		4,300	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		9,800	88	(17)	105
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		9,800	89	(14)	103
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		14,200	180	15	165
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		5,900	85	5	80
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		23,400	(206)	(422)	216
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(3)	0	(3)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(2)	0	(2)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(5)	0	(5)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	193	0	193
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	364	(160)	524
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	343	(12)	355
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	40	8	32
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	137	17	120
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	7,600	240	(21)	261
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		123,400	3,390	443	2,947
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$47,200	1,307	(127)	1,434
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		64,200	1,778	(151)	1,929
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		10,500	266	12	254
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		306,400	11,077	0	11,077
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		29,800	1,537	582	955
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		210,300	6,911	(2,068)	8,979
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		97,200	3,194	(288)	3,482
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	484	354	130
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		17,700	882	670	212
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		22,000	1,097	693	404
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,000	499	360	139
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		17,300	863	396	467
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		25,200	(6,869)	260	(7,129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,600	(1,254)	(46)	(1,208)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		3,200	120	(273)	393
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		11,200	(3,870)	400	(4,270)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		3,400	(1,175)	52	(1,227)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		12,900	(4,457)	(332)	(4,125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		28,000	(9,713)	(2,796)	(6,917)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		18,600	(6,426)	(1,860)	(4,566)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	49,300	353	414	(61)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		7,000	508	50	458
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	8,800	1,010	(133)	1,143
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	14,400	175	(423)	598
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		2,800	34	(66)	100
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		28,500	344	(651)	995
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		74,700	1,520	(264)	1,784
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		21,200	432	(61)	493
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		6,300	324	(66)	390
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		2,600	345	(6)	351
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	202	14	188
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	1,214	97	1,117
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,600	476	2	474
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		2,600	388	0	388
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		6,000	894	(5)	899
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(3,976)	(1,549)	(2,427)

							$6,379	$(6,970)	$13,349

(i) Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$125,100	$1,338	$4,712
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	3,243
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	1,262
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	7,797
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	2,097
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	289,400	3,085	10,900
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	5,535

							$9,444	$35,546

(j) Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	44	$33	$30
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	110	36	27
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	44	68	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	110	73	76

				$210	$142

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$32,000	$248	$52
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	12,000	50	13
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	19,200	91	7
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	26,000	117	7
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,000	27	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,000	26	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,500	47	7
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	12,000	49	13
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	8,000	44	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	8,000	45	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	18,000	123	29
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	16,500	71	19
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	6,000	26	7
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	7,000	65	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,500	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,500	8	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	11,000	78	18
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	45,500	172	17

							$1,288	$202

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$10,000	$64	$0

(k) Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	1,492	04/2009	$0	$(8)	$(8)
Sell		BCLY	1,492	04/2009	0	(3)	(3)
Buy		HSBC	1,497	04/2009	0	(8)	(8)
Sell		HSBC	1,497	04/2009	0	(3)	(3)
Buy	AUD	UBS	4,591	05/2009	0	(32)	(32)
Buy	BRL	HSBC	5,528	04/2009	0	(71)	(71)
Sell		HSBC	7,781	04/2009	115	0	115
Buy		JPM	4,846	04/2009	0	(63)	(63)
Sell		JPM	2,594	04/2009	37	0	37
Buy		BCLY	178	06/2009	2	0	2
Sell		BCLY	610	06/2009	0	(5)	(5)
Buy		HSBC	8,084	06/2009	3	(112)	(109)
Sell		HSBC	304	06/2009	0	(2)	(2)
Buy		JPM	2,594	06/2009	0	(36)	(36)
Sell		JPM	246	06/2009	0	(4)	(4)
Buy		MLP	246	06/2009	2	0	2
Sell		MLP	246	06/2009	0	(5)	(5)
Buy		RBS	1,166	06/2009	9	0	9
Sell		RBS	1,166	06/2009	0	(10)	(10)
Sell		UBS	2,848	06/2009	0	(2)	(2)
Buy	CAD	JPM	2,583	04/2009	0	(55)	(55)
Buy	CLP	HSBC	709,183	05/2009	131	0	131
Sell		HSBC	709,183	05/2009	0	(114)	(114)
Buy	CNY	BCLY	34,581	07/2009	0	(282)	(282)
Sell		BCLY	19,373	07/2009	0	(130)	(130)
Sell		CITI	56,062	07/2009	0	(213)	(213)
Buy		DUB	117,460	07/2009	0	(950)	(950)
Sell		DUB	91,586	07/2009	0	(346)	(346)
Buy		HSBC	37,534	07/2009	0	(262)	(262)
Sell		HSBC	40,019	07/2009	0	(149)	(149)
Buy		JPM	36,762	07/2009	0	(320)	(320)
Sell		JPM	19,296	07/2009	0	(130)	(130)
Buy		BCLY	11,649	09/2009	24	0	24
Sell		BCLY	29,103	09/2009	0	(109)	(109)
Buy		CITI	7,496	09/2009	19	0	19
Sell		CITI	22,056	09/2009	0	(77)	(77)
Buy		DUB	33,884	09/2009	78	0	78
Buy		HSBC	15,116	09/2009	36	0	36
Sell		HSBC	9,302	09/2009	0	(37)	(37)
Buy		JPM	6,144	09/2009	11	0	11
Sell		JPM	13,827	09/2009	0	(55)	(55)
Buy		BCLY	7,168	03/2010	0	(9)	(9)
Buy		HSBC	7,185	03/2010	0	(6)	(6)
Buy		JPM	43,733	03/2010	0	(45)	(45)
Buy	EUR	BCLY	3,772	04/2009	0	(99)	(99)
Sell		HSBC	21,228	04/2009	0	(1,396)	(1,396)
Sell	GBP	BNP	1,454	04/2009	0	(48)	(48)
Buy		CITI	3,524	04/2009	0	(135)	(135)
Buy		DUB	3,791	04/2009	0	(74)	(74)
Sell		DUB	10,093	04/2009	149	0	149
Buy		GSC	2,568	04/2009	25	(36)	(11)
Buy		MSC	3,849	04/2009	0	(134)	(134)
Sell		MSC	16,892	04/2009	198	0	198
Sell		UBS	387	04/2009	0	(20)	(20)
Buy	INR	BCLY	162,193	04/2009	3	(57)	(54)
Sell		BCLY	116,603	04/2009	0	(84)	(84)
Buy		BOA	108,247	04/2009	3	0	3
Buy		CITI	91,000	04/2009	0	(27)	(27)
Buy		DUB	91,728	04/2009	0	(13)	(13)
Sell		DUB	100,872	04/2009	0	(62)	(62)
Buy		HSBC	136,045	04/2009	0	(40)	(40)
Sell		JPM	371,738	04/2009	0	(231)	(231)
Buy	JPY	RBS	432,350	05/2009	0	(19)	(19)
Buy	KWD	HSBC	226	04/2009	0	(90)	(90)
Sell		HSBC	226	04/2009	23	0	23
Buy	MYR	BCLY	2,624	04/2009	0	(31)	(31)
Sell		BCLY	4,384	04/2009	0	(4)	(4)
Buy		BOA	2,207	04/2009	0	(25)	(25)
Buy		CITI	4,465	04/2009	0	(46)	(46)
Sell		CITI	2,145	04/2009	0	(3)	(3)
Buy		HSBC	5,134	04/2009	0	(32)	(32)
Sell		JPM	7,900	04/2009	0	(17)	(17)
Buy	PHP	BCLY	6,587	05/2009	2	0	2
Buy		CITI	162,473	05/2009	14	(12)	2
Sell		DUB	218,044	05/2009	0	(359)	(359)
Buy		JPM	48,985	05/2009	4	0	4
Buy	RUB	JPM	188,154	05/2009	0	(2,325)	(2,325)
Sell		UBS	188,154	05/2009	2,263	0	2,263
Buy	SAR	HSBC	1,532	04/2009	0	(6)	(6)
Sell		HSBC	1,532	04/2009	0	(3)	(3)
Buy		JPM	1,529	04/2009	0	(5)	(5)
Sell		JPM	1,529	04/2009	0	(3)	(3)
Sell	SGD	BCLY	7,212	04/2009	28	(1)	27
Buy		CITI	10,583	04/2009	0	(294)	(294)
Sell		CITI	4,861	04/2009	9	0	9
Buy		DUB	7,148	04/2009	0	(152)	(152)
Buy		HSBC	3,496	04/2009	0	(92)	(92)
Sell		HSBC	11,265	04/2009	15	(3)	12
Sell		JPM	4,835	04/2009	9	0	9
Buy		RBS	3,973	04/2009	0	(92)	(92)
Buy		UBS	2,973	04/2009	0	(56)	(56)
Buy		HSBC	3,558	07/2009	0	(123)	(123)
Sell		HSBC	3,558	07/2009	3	(1)	2

					$3,215	$(9,903)	$(6,688)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$102,636	$6,912,481	$48	$7,015,165
Other Financial Instruments++	53,205	(36,084)	1,238	18,359

Total	$155,841	$6,876,397	$1,286	$7,033,524

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2009:

	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$22,780	$(1,705)	$(1)	$(18)	$408	$(21,416)	$48
Other Financial Instruments++	1,421	0	0	0	(147)	(36)	1,238

Total	$24,201	$(1,705)	$(1)	$(18)	$261	$(21,452)	$1,286

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m) Fair Value of Derivative Instruments as of March 31, 2009^

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Derivatives value at 03/31/2009
Interest rate contracts	$101,756
Foreign exchange contracts	(6,688)
Credit contracts	(41,163)
Equity contracts	0
Other contracts	0

Total	$53,905

^	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Supplementary Notes to Schedules of Investments

March 31, 2009 (Unaudited)

1. Basis for Consolidation of the PIMCO CommodityRealReturn® Strategy Portfolio

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2009, net assets of the Portfolio were approximately $283 million, of which approximately $61 million, or approximately 21.4%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

As of March 31, 2009, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
All Asset Portfolio	$2,000	$(189,234)	$(187,234)
CommodityRealReturn® Strategy Portfolio	16,075	(21,732)	(5,657)
Emerging Markets Bond Portfolio	1,876	(21,604)	(19,728)
Foreign Bond Portfolio (Unhedged)	38	(65)	(27)
Foreign Bond Portfolio (U.S. Dollar-Hedged)	1,517	(10,168)	(8,651)
Global Bond Portfolio (Unhedged)	6,030	(46,766)	(40,736)
High Yield Portfolio	15,072	(94,888)	(79,816)
Long-Term U.S. Government Portfolio	8,123	(6,011)	2,112
Low Duration Portfolio	6,014	(109,171)	(103,157)
Real Return Portfolio	98,635	(91,165)	7,470
RealEstateRealReturn Strategy Portfolio	235	(109)	126
Short-Term Portfolio	525	(1,282)	(757)
Small Cap StocksPLUS® TR Portfolio	44	(269)	(225)
StocksPLUS® Growth and Income Portfolio	359	(5,392)	(5,033)
StocksPLUS® Total Return Portfolio	77	(408)	(331)
Total Return Portfolio	198,224	(296,762)	(98,538)

3. Significant Accounting Policies

The Portfolios have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Portfolio.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments.

•	FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”)

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

4. Subsequent Event

The Trustees have approved Plans of Liquidation for the RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS Growth and Income Portfolios pursuant to which the RealEstateRealReturn and StocksPLUS Total Return Portfolios will be liquidated on or about May 29, 2009 and the StocksPLUS Growth and Income Portfolio will be liquidated on or about July 17, 2009 (each a “Liquidation Date” and collectively, the “Liquidation Dates”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. Effective May 1, 2009, for the RealEstateRealReturn and the StocksPLUS Total Return, and June 19, 2009 for the StocksPLUS Growth and Income Portfolios will no longer accept most new investment or most existing investment (except through reinvested dividends) or be eligible for most exchanges from other portfolios of the Trust.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate
HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 28, 2009